UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22980

Angel Oak Funds Trust

(Exact name of registrant as specified in charter)

One Buckhead Plaza

3060 Peachtree Road NW Suite 500

Atlanta, GA 30305

(Address of principal executive offices) (Zip code)

Dory Black

c/o Angel Oak Capital Advisors, LLC

One Buckhead Plaza

3060 Peachtree Road NW Suite 500

Atlanta, GA 30305

(Name and address of agent for service)

Copy to:

Douglas P. Dick

Stephen T. Cohen

Dechert LLP

1900 K Street NW

Washington, DC 20006

(404)-953-4900

Registrant’s telephone number, including area code

Date of fiscal year end: January 31

Date of reporting period: August 1, 2017 through October 31, 2017

Item 1.	Schedule of Investments.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments

October 31, 2017 (Unaudited)

	Principal
	Amount	Value
Asset-Backed Securities — 11.10%
Accredited Mortgage Loan Trust, Series 2005-4, Class M1, 1.638% (1 Month LIBOR USD + 0.400%), 12/25/2035 (a)	$1,128,000	$1,061,763
ACE Securities Corp. Home Equity Loan Trust, Series 2006-HE2, Class A2C, 1.398% (1 Month LIBOR USD + 0.160%), 5/25/2036 (a)	1,496,530	1,489,028
American Express Credit Account Master Trust, Series 2017-4, Class A, 1.640%, 12/15/2021	26,000,000	25,992,408
American Express Credit Account Master Trust, Series 2017-8, Class A, 1.358% (1 Month LIBOR USD + 0.120%), 5/16/2022 (a)	20,000,000	20,025,000
American Express Credit Account Master Trust, Series 2017-6, Class A, 2.040%, 5/15/2023	17,000,000	17,032,589
AmeriCredit Automobile Receivables Trust, Series 2017-3, Class A3, 1.900%, 3/18/2022	4,500,000	4,485,267
AMSR Trust, Series 2016-SFR1, Class A, 2.637% (1 Month LIBOR USD + 1.400%), 11/17/2033 (a)(b)	10,000,000	10,044,050
Bank of The West Auto Trust, Series 2017-1, Class A3, 2.110%, 1/15/2023 (b)	5,600,000	5,611,194
Barclays Dryrock Issuance Trust, Series 2017-2, Class A, 1.537% (1 Month LIBOR USD + 0.300%), 5/15/2023 (a)	8,000,000	8,035,048
Bayview Financial Mortgage Pass-Through Trust, Series 2005-D, Class APO, 0.000%, 12/28/2035 (c)	811,124	692,385
Bear Stearns Asset Backed Securities Trust, Series 2007-SD3, Class A, 1.488% (1 Month LIBOR USD + 0.250%), 5/25/2037 (a)	69,128	62,682
BMW Vehicle Lease Trust, Series 2017-2, Class A3, 2.070%, 10/20/2020	2,950,000	2,957,372
Capital One Multi-Asset Execution Trust, Series 2016-3A, Class A3, 1.340%, 4/15/2022	5,710,000	5,671,983
CarMax Auto Owner Trust, Series 2017-4, Class A3, 2.110%, 10/17/2022	4,500,000	4,511,907
Chase Issuance Trust, Series 2015-A5, Class A5, 1.360%, 4/15/2020	29,600,000	29,618,707
Citibank Credit Card Issuance Trust, Series 2017-A2, Class A2, 1.740%, 1/19/2021	24,100,000	24,128,149
Citibank Credit Card Issuance Trust, Series 2016-A1, Class A1, 1.750%, 11/19/2021	7,075,000	7,068,187
Citibank Credit Card Issuance Trust, Series 2017-A7, Class A7, 1.605% (1 Month LIBOR USD + 0.370%), 8/8/2024 (a)	9,000,000	9,048,996
Citigroup Mortgage Loan Trust, Inc., Series 2006-WF1, Class A2D, 5.023%, 3/25/2036 (k)	5,677,922	4,297,982
Colony American Homes, Series 2015-1A, Class A, 2.437% (1 Month LIBOR USD + 1.200%), 7/19/2032 (a)(b)	4,772,095	4,799,253
Credit Acceptance Auto Loan Trust, Series 2017-3A, Class A, 2.650%, 6/15/2026 (b)	4,500,000	4,510,885
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF3, 3.755%, 1/25/2037 (k)	9,583,944	4,813,335
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF2, 3.755%, 1/25/2037 (k)	17,415,943	8,921,247
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF4, 3.755%, 1/25/2037 (k)	2,683,504	1,367,356
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF6, 3.755%, 1/25/2037 (k)	11,505,396	6,209,347
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF1B, 3.755%, 1/25/2037 (k)	7,265,087	3,927,041
Discover Card Execution Note Trust, Series 2017-A6, Class A6, 1.880%, 2/15/2023	9,000,000	8,987,409
Drive Auto Receivables Trust, Series 2017-3, Class A3, 1.850%, 4/15/2020	2,750,000	2,756,875
DT Auto Owner Trust, Series 2017-3A, Class A, 1.730%, 8/17/2020 (b)	3,470,636	3,470,618
Exeter Automobile Receivables Trust, Series 2017-3A, Class A, 2.050%, 12/15/2021 (b)	4,294,025	4,306,534
Fieldstone Mortgage Investment Trust, Series 2007-1, Class 2A3, 1.578% (1 Month LIBOR USD + 0.340%), 4/25/2047 (a)	12,140,395	9,101,690
Fifth Third Auto Trust, Series 2017-1, 1.590%, 4/15/2020	4,500,000	4,507,708
Flagship Credit Auto Trust, Series 2017-3, Class A, 1.880%, 10/15/2021 (b)	6,541,811	6,549,079
Ford Credit Auto Owner Trust, Series 2017-2, Class A, 2.360%, 3/15/2029 (b)	7,000,000	6,988,471
GM Financial Automobile Leasing Trust, Series 2017-2, Class A3, 2.020%, 9/21/2020	5,500,000	5,513,596
Golden Credit Card Trust, Series 2017-4, Class A, 1.759% (1 Month LIBOR USD + 0.520%), 7/15/2024 (a)(b)	9,000,000	9,051,381
Goldentree Loan Management US Ltd., Series 2017-2A, Class A, 0.000% (3 Month LIBOR USD + 1.150%), 11/28/2030 (a)(b)	8,750,000	8,750,000
GSAA Home Equity Trust, Series 2005-14, Class 2A2, 1.488% (1 Month LIBOR USD + 0.250%), 12/25/2035 (a)	2,556,137	1,950,271
GSAA Home Equity Trust, Series 2005-14, Class 2A3, 1.588% (1 Month LIBOR USD + 0.350%), 12/25/2035 (a)	468,643	425,858
GSAA Home Equity Trust, Series 2006-1, Class A1, 1.328% (1 Month LIBOR USD + 0.090%), 1/25/2036 (a)	1,536,738	912,948
GSAA Home Equity Trust, Series 2005-15, Class 2A2, 1.488% (1 Month LIBOR USD + 0.250%), 1/25/2036 (a)	3,739,685	2,570,349
GSAA Home Equity Trust, Series 2006-10, Class AF2, 5.825%, 6/25/2036 (k)	3,428,017	1,883,582
GSAA Home Equity Trust, Series 2007-1, Class 1A2, 1.408% (1 Month LIBOR USD + 0.170%), 2/25/2037 (a)	2,811,424	1,603,769
GSAA Home Equity Trust, Series 2007-2, Class AF4A, 5.983%, 3/25/2037 (k)	2,725,425	1,428,346
GSAA Home Equity Trust, Series 2006-20, Class 1A2, 1.418% (1 Month LIBOR USD + 0.180%), 12/25/2046 (a)	16,559,609	10,157,366
GSAA Home Equity Trust, Series 2007-5, Class 1F4A, 6.032%, 3/25/2047 (k)	7,070,852	4,737,330
GSAA Trust, Series 2007-3, Class 1A1A, 1.308% (1 Month LIBOR USD + 0.070%), 3/25/2037 (a)	2,973,061	2,246,519
HOA Funding LLC, Series 2014-1A, Class A2, 4.846%, 8/20/2044 (b)	9,400,000	9,080,541
HOA Funding LLC, Series 2015-1A, Class B, 9.000%, 8/20/2044 (b)	1,000,000	962,406
Home Partners of America Trust, Series 2017-1, Class A, 2.053% (1 Month LIBOR USD + 0.820%), 7/19/2034 (a)(b)	3,208,852	3,213,745
Home Partners of America Trust, Series 2017-1, Class C, 2.786% (1 Month LIBOR USD + 1.550%), 7/19/2034 (a)(b)	2,822,453	2,842,179
Home Partners of America Trust, Series 2017-1, Class D, 3.136% (1 Month LIBOR USD + 1.900%), 7/19/2034 (a)(b)	2,822,453	2,842,061
JGWPT XXVII LLC, Series 2012-3A, Class B, 6.170%, 9/15/2067 (b)	933,315	1,131,973
JGWPT XXXII LLC, Series 2014-2A, Class A, 3.610%, 1/17/2073 (b)	5,005,127	5,111,756
JGWPT XXXIII LLC, Series 2014-3A, Class A, 3.500%, 6/15/2077 (b)	8,463,745	8,575,796
Lehman XS Trust, Series 2005-3, Class 3A3A, 5.398%, 9/25/2035 (k)	2,957,617	2,835,864
Lehman XS Trust, Series 2007-9, Class WFIO, 0.550%, 4/25/2037 (d)	42,074,371	376,439
MASTR Asset Backed Securities Trust, Series 2005-NC2, Class A3, 1.738% (1 Month LIBOR USD + 0.500%), 11/25/2035 (a)	22,649,721	16,262,975
Mercedes-Benz Auto Lease Trust, Series 2017-A, Class A3, 1.790%, 4/15/2020	9,000,000	9,010,161
Morgan Stanley ABS Capital I Trust, Series 2006-NC4, Class A2C, 1.388% (1 Month LIBOR USD + 0.150%), 6/25/2036 (a)	1,035,631	928,049
Morgan Stanley Mortgage Loan Trust, Series 2007-1XS, Class 2A2, 5.826%, 9/25/2046 (k)	15,551,885	9,040,451
Morgan Stanley Mortgage Loan Trust, Series 2007-1XS, Class 2A6, 5.858%, 9/25/2046 (k)	5,998,184	3,547,410
Morgan Stanley Mortgage Loan Trust, Series 2007-1XS, Class 2A3, 5.919%, 9/25/2046 (k)	14,919,117	8,323,644
Morgan Stanley Mortgage Loan Trust, Series 2007-3XS, Class 2A3S, 5.858%, 1/25/2047 (k)	2,225,698	1,413,670
Morgan Stanley Mortgage Loan Trust, Series 2007-3XS, Class 2A4S, 5.963%, 1/25/2047 (k)	8,412,525	5,913,122
Morgan Stanley Mortgage Loan Trust, Series 2007-10XS, Class A2, 6.250%, 7/25/2047 (k)	2,066,156	1,532,687
Nissan Auto Lease Trust, Series 2017-B, Class A3, 2.050%, 9/15/2020	4,700,000	4,701,006
Nissan Auto Receivables Owner Trust, Series 2017-B, Class A2A, 1.560%, 5/15/2020	9,000,000	8,997,840
Option One Mortgage Loan Trust, Series 2007-3, Class 2A3, 1.478% (1 Month LIBOR USD + 0.240%), 4/25/2037 (a)	3,620,224	2,337,861
Prestige Auto Receivables Trust, Series 2017-1A, Class A3, 2.050%, 10/15/2021 (b)	7,060,000	7,055,552
Pretium Mortgage Credit Partners LLC, Series 2017-NPL4, Class A1, 3.250%, 8/27/2032 (b)	11,988,953	11,995,391
Progress Residential Trust, Series 2016-SFR1, Class A, 2.737% (1 Month LIBOR USD + 1.500%), 9/19/2033 (a)(b)	5,891,761	5,972,955
Residential Asset Mortgage Products, Inc. Trust, Series 2007-RS2, Class A2, 1.518% (1 Month LIBOR USD + 0.280%), 5/25/2037 (a)	4,986,060	4,814,884
Santander Drive Auto Receivables Trust, Series 2017-3, Class A2, 1.670%, 6/15/2020	4,500,000	4,503,820
SolarCity LMC II LLC, Series 2014-1, Class A, 4.590%, 4/20/2044 (b)	1,842,660	1,855,572
Starwood Waypoint Homes Trust, Series 2017-1, Class E, 3.835% (1 Month LIBOR USD + 2.600%), 1/22/2035 (a)(b)	9,283,000	9,339,015
Stone Street Receivables Funding, LLC, Series 2015-1A, Class C, 5.600%, 12/15/2054 (b)	1,166,038	1,079,605

Synchrony Credit Card Master Note Trust, Series 2016-1, Class A, 2.040%, 3/15/2022	14,750,000	14,822,688
Towd Point Mortgage Trust, Series 2017-2, Class A4, 2.877%, 4/25/2057 (b)	8,339,085	8,396,442
Towd Point Mortgage Trust, Series 2017-4, Class A4, 2.799%, 6/25/2057 (b)	14,414,529	14,502,313
Towd Point Mortgage Trust, Series 2017-4, Class M2, 3.250%, 6/25/2057 (b)	18,500,000	17,675,214
Towd Point Mortgage Trust, Series 2017-3, Class A4, 2.830%, 7/25/2057 (b)	8,664,562	8,704,826
Towd Point Mortgage Trust, Series 2017-3, Class M2, 3.750%, 7/25/2057 (b)	16,000,000	16,043,024
USAA Auto Owner Trust, Series 2017-1, Class A2, 1.540%, 2/18/2020	4,000,000	3,999,628
Velocity Commercial Capital Loan Trust, Series 2017-1, Class AFL, 2.488% (1 Month LIBOR USD + 1.250%), 5/25/2047 (a)(b)	903,753	910,016
Velocity Commercial Capital Loan Trust, Series 2017-1, Class AFX, 3.000%, 5/25/2047 (b)	1,446,004	1,452,527
Verizon Owner Trust, Series 2016-1A, Class A, 1.420%, 1/20/2021 (b)	8,500,000	8,477,526
Verizon Owner Trust, Series 2016-2A, Class A, 1.680%, 5/20/2021 (b)	13,850,000	13,829,918
VOLT LIV LLC, Series 2017-NPL1, Class A1, 3.500%, 2/25/2047 (b)(k)	5,190,101	5,228,507
VOLT LIX LLC, Series 2017-NPL6, Class A1, 3.250%, 5/28/2047 (b)(k)	5,799,970	5,816,013
VOLT LVI LLC, Series 2017-NPL3, Class A1, 3.500%, 3/25/2047 (b)(k)	11,869,568	11,963,337
VOLT LVII LLC, Series 2017-NPL4, Class A1, 3.375%, 4/25/2047 (b)(k)	4,160,322	4,191,371
VOLT LVIII LLC, Series 2017-NPL5, Class A1, 3.375%, 5/28/2047 (b)(k)	6,895,465	6,935,335
VOLT LX LLC, Series 2017-NPL7, Class A1, 3.250%, 6/25/2047 (b)	4,708,236	4,726,273
VOLT LXI LLC, Series 2017-NPL8, Class A1, 3.125%, 6/25/2047 (b)	4,711,034	4,718,572
VOLT LXII LLC, Series 2017-NPL9, Class A1, 3.125%, 9/25/2047 (b)(k)	9,159,664	9,167,843
VOLT LXIII LLC, Series 2017-NPL10, Class A1, 3.000%, 10/25/2047 (b)	8,000,000	8,059,880
VOLT LXIII LLC, Series 2017-NPL10, Class A2, 4.625%, 10/25/2047 (b)	7,500,000	7,513,538
VOLT XXII LLC, Series 2015-NPL4, Class A1, 3.500%, 2/25/2055 (b)	155,162	155,752
VOLT XXV LLC, Series 2015-NPL8, Class A1, 3.500%, 6/26/2045 (b)(k)	8,546,362	8,572,155
Volvo Financial Equipment LLC, Series 2017-1A, Class A3, 1.920%, 3/15/2021 (b)	4,000,000	4,002,640
Westlake Automobile Receivables Trust, Series 2017-2A, Class A2A, 1.800%, 7/15/2020 (b)	4,500,000	4,501,508
World Financial Network Credit Card Master Trust, Series A, 0.000%, 1/15/2023	7,500,000	7,628,841
World Financial Network Credit Card Master Trust, Series 2016-C, Class A, 1.720%, 8/15/2023	8,728,000	8,692,433

TOTAL ASSET-BACKED SECURITIES - (Cost $692,110,961)		680,569,410

Collateralized Debt Obligations — 0.33%
Financial Institution Note Securitization Ltd., Series 2015-1A, Class A, 5.000%, 7/30/2026 (b)	2,808,228	2,843,120
Financial Institution Note Securitization Ltd., Series 2015-1A, Class C, 7.000%, 7/30/2026 (b)	6,275,000	6,420,103
Financial Institution Note Securitization Ltd., Series 2015-1, 11.660%, 7/30/2026 (Acquired 10/20/2015, Cost $11,231,000) (b)(e)(m)	11,231,000	11,231,000

TOTAL COLLATERALIZED DEBT OBLIGATIONS - (Cost $20,314,228)		20,494,223

Collateralized Loan Obligations — 8.06%
AIMCO CLO, Series 2014-AA, Class DR, 4.613% (3 Month LIBOR USD + 3.250%), 7/20/2026 (a)(b)	13,000,000	13,033,852
ALM XI Ltd., Series 2014-11A, Class CR, 4.603% (3 Month LIBOR USD + 3.250%), 10/17/2026 (a)(b)	7,000,000	7,106,764
Anchorage Capital CLO Ltd., Series 2014-3A, Class C, 4.878% (3 Month LIBOR USD + 3.500%), 4/28/2026 (a)(b)	3,000,000	3,003,615
Apidos CLO X, Series 2012-10A, Class E, 7.628% (3 Month LIBOR USD + 6.250%), 10/30/2022 (a)(b)	4,000,000	4,024,000
Apidos CLO XV, Series 2013-15A, Class D, 6.057% (3 Month LIBOR USD + 4.750%), 10/20/2025 (a)(b)	2,000,000	2,000,008
Apidos CLO XVI, Series 2014-16A, Class D, 5.806% (3 Month LIBOR USD + 4.500%), 1/21/2025 (a)(b)	3,000,000	3,036,396
Ares XXVIII CLO Ltd., Series 2013-3A, Class DR, 4.603% (3 Month LIBOR USD + 3.250%), 10/17/2024 (a)(b)	9,000,000	9,168,948
Atlas Senior Loan Fund II Ltd., Series 2012-2A, Class E, 6.328% (3 Month LIBOR USD + 4.950%), 1/30/2024 (a)(b)	8,400,000	8,507,436
Atlas Senior Loan Fund VI Ltd., Series 2014-6A, Class DR, 4.959% (3 Month LIBOR USD + 3.600%), 10/15/2026 (a)(b)	3,600,000	3,603,265
Atrium X, Series 10A, Class AR, 2.309% (3 Month LIBOR USD + 0.950%), 7/16/2025 (a)(b)	7,830,224	7,858,061
Atrium X, Series 10A, Class DR, 4.359% (3 Month LIBOR USD + 3.000%), 7/16/2025 (a)(b)	7,000,000	7,111,587
Atrium XIII, Series 13A, Class A1, 0.000% (3 Month LIBOR USD + 1.180%), 11/21/2030 (a)(b)	7,750,000	7,750,000
Babson CLO Ltd., Series 2015-2A, Class AR, 2.553% (3 Month LIBOR USD + 1.190%), 10/20/2030 (a)(b)	6,000,000	5,999,970
BlueMountain CLO Ltd., Series 2014-3A, Class CR, 4.559% (3 Month LIBOR USD + 3.200%), 10/15/2026 (a)(b)	4,000,000	4,018,200
BSPRT Issuer Ltd., Series 2017-FL1, Class A, 2.665% (1 Month LIBOR USD + 1.350%), 6/15/2027 (a)(b)	3,000,000	3,034,287
Carlyle Global Market Strategies CLO Ltd., Series 2013-2A, Class E, 6.354% (3 Month LIBOR USD + 5.000%), 4/18/2025 (a)(b)	6,350,000	6,393,669
Carlyle Global Market Strategies CLO Ltd., Series 2013-3A, Class B, 4.009% (3 Month LIBOR USD + 2.650%), 7/15/2025 (a)(b)	2,500,000	2,512,270
Carlyle Global Market Strategies CLO Ltd., Series 2016-3A, Class D, 8.363% (3 Month LIBOR USD + 7.000%), 10/20/2029 (a)(b)	500,000	512,311
Catamaran CLO Ltd., Series 2012-1A, Class D, 5.825% (3 Month LIBOR USD + 4.500%), 12/20/2023 (a)(b)	13,750,000	14,023,721
CIFC Funding Ltd, Series 2015-1A, Class D, 5.363% (3 Month LIBOR USD + 4.000%), 1/22/2027 (a)(b)	1,500,000	1,512,220
CIFC Funding Ltd., Series 2012-2A, Class B3L, 8.318% (3 Month LIBOR USD + 7.000%), 12/5/2024 (a)(b)	2,000,000	2,003,476
Crown Point CLO Ltd., Series 2012-1A, Class B1L, 6.316% (3 Month LIBOR USD + 5.000%), 11/21/2022 (a)(b)(f)	5,000,000	5,004,850
Crown Point CLO Ltd., Series 2012-1A, Class B2L, 7.816% (3 Month LIBOR USD + 6.500%), 11/21/2022 (Acquired 1/28/2014 through 12/17/2015, Cost $5,206,080) (a)(b)(e)	5,250,000	5,258,988
Dryden XXXI Senior Loan Fund, Series 2014-31A, Class DR, 4.704% (3 Month LIBOR USD + 3.350%), 4/18/2026 (a)(b)	5,000,000	5,037,020
Finn Square CLO Ltd., Series 2012-1A, Class C, 4.928% (3 Month LIBOR USD + 3.600%), 12/24/2023 (a)(b)	2,000,000	2,024,966
Flagship CLO VIII Ltd., Series 2014-8A, Class D, 5.059% (3 Month LIBOR USD + 3.700%), 1/16/2026 (a)(b)	3,200,000	3,224,906
Fortress Credit BSL II Ltd., Series 2013-2A, Class D, 5.207% (3 Month LIBOR USD + 3.850%), 10/19/2025 (a)(b)	7,750,000	7,765,996
Fortress Credit Opportunities VII CLO Ltd., Series 2016-7A, Class D, 6.950% (3 Month LIBOR USD + 5.630%), 12/15/2028 (a)(b)	4,000,000	4,044,728
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class D, 4.878% (3 Month LIBOR USD + 3.500%), 10/29/2026 (a)(b)	2,500,000	2,500,380
Greywolf CLO V Ltd., Series 2015-1A, Class D, 7.067% (3 Month LIBOR USD + 5.700%), 4/25/2027 (a)(b)	1,000,000	1,003,667
JFIN CLO Ltd., Series 2015-2A, Class D, 5.753% (3 Month LIBOR USD + 4.400%), 10/19/2026 (a)(b)	9,000,000	9,028,233
JFIN Revolver CLO Ltd., Series 2013-1A, Class D, 5.113% (3 Month LIBOR USD + 3.750%), 1/20/2021 (a)(b)	11,010,000	11,010,341
JFIN Revolver CLO Ltd., Series 2014-2A, Class D, 4.066% (3 Month LIBOR USD + 2.750%), 2/20/2022 (a)(b)	5,000,000	4,992,770
JFIN Revolver CLO Ltd., Series 2014-2A, Class C, 4.066% (3 Month LIBOR USD + 2.750%), 2/20/2022 (a)(b)	4,000,000	4,001,140
JFIN Revolver CLO Ltd., Series 2015-3A, Class C, 3.603% (3 Month LIBOR USD + 2.240%), 4/20/2023 (a)(b)(f)	5,000,000	5,004,310
JFIN Revolver CLO Ltd., Series 2015-3A, Class D, 4.663% (3 Month LIBOR USD + 3.300%), 4/20/2023 (a)(b)(f)	11,000,000	11,017,006
JMP Credit Advisors CLO III Ltd., Series 2014-1A, Class DR, 5.253% (3 Month LIBOR USD + 3.900%), 10/17/2025 (a)(b)	21,600,000	22,022,237
KCAP F3C Senior Funding LLC, Series 2017-1A, Class A, 3.381% (3 Month LIBOR USD + 1.900%), 12/20/2029 (a)(b)	10,000,000	10,000,000
KCAP F3C Senior Funding LLC, Series 2017-1A, Class B, 3.981% (3 Month LIBOR USD + 2.500%), 12/20/2029 (a)(b)	10,000,000	10,000,000
LCM XIV LP, Series 14A, Class D, 4.859% (3 Month LIBOR USD + 3.500%), 7/15/2025 (a)(b)	3,325,000	3,329,741
LCM XXI LP, Series 21A, Class E, 9.013% (3 Month LIBOR USD + 7.650%), 4/20/2028 (a)(b)	1,000,000	1,019,066
Madison Park Funding XV Ltd., Series 2014-15A, Class DR, 6.814% (3 Month LIBOR USD + 5.440%), 1/27/2026 (a)(b)	7,500,000	7,508,715
Madison Park Funding XVIII Ltd., Series 2015-18A, Class A1R, 2.553% (3 Month LIBOR USD + 1.190%), 10/21/2030 (a)(b)	20,000,000	20,124,560
Magnetite IX Ltd., Series 2014-9A, Class CR, 4.467% (3 Month LIBOR USD + 3.100%), 7/25/2026 (a)(b)	12,000,000	12,176,760
Magnetite XI Ltd., Series 2014-11A, Class CR, 4.504% (3 Month LIBOR USD + 3.150%), 1/18/2027 (a)(b)	5,000,000	5,079,565
MidOcean Credit CLO I, Series 2012-1A, Class BR, 4.759% (3 Month LIBOR USD + 3.400%), 1/15/2024 (a)(b)	8,000,000	8,019,552
MidOcean Credit CLO VI, Series 2016-6A, Class E, 8.703% (3 Month LIBOR USD + 7.340%), 1/20/2029 (Acquired 3/2/2017, Cost $5,018,016) (a)(b)(e)	5,000,000	5,146,915

Ocean Trails CLO IV, Series 2013-4A, Class DR, 4.292% (3 Month LIBOR USD + 3.000%), 8/13/2025 (a)(b)	7,000,000	7,061,012
Octagon Investment Partners XVIII Ltd., Series 2013-1A, Class CR, 4.794% (3 Month LIBOR USD + 3.480%), 12/16/2024 (a)(b)	16,000,000	16,002,208
OZLM Funding II Ltd., Series 2012-2A, Class DR, 8.678% (3 Month LIBOR USD + 7.300%), 10/30/2027 (a)(b)	4,300,000	4,366,990
OZLM Funding V Ltd., Series 2013-5A, Class CR, 4.803% (3 Month LIBOR USD + 3.450%), 1/17/2026 (a)(b)	5,550,000	5,554,534
OZLM Funding V Ltd., Series 2013-5A, Class D, 6.103% (3 Month LIBOR USD + 4.750%), 1/20/2026 (a)(b)	4,050,000	4,064,726
OZLM IX Ltd., Series 2014-9A, Class D, 6.513% (3 Month LIBOR USD + 5.150%), 1/20/2027 (a)(b)	1,240,000	1,246,329
OZLM VI Ltd., Series 2014-6A, Class C, 4.853% (3 Month LIBOR USD + 3.500%), 4/17/2026 (a)(b)	7,000,000	7,066,864
OZLM VIII Ltd., Series 2014-8A, Class CR, 4.753% (3 Month LIBOR USD + 3.400%), 10/17/2026 (a)(b)	4,250,000	4,271,271
OZLM XIX Ltd., Series 2017-19A, Class A1, 0.000% (3 Month LIBOR USD + 1.220%), 11/22/2030 (a)(b)	10,000,000	10,000,000
Peaks CLO Ltd., Series 2017-2A, Class B, 4.563% (3 Month LIBOR USD + 3.200%), 7/20/2029 (a)(b)	2,100,000	2,125,820
Peaks CLO Ltd., Series 2017-2A, Class D, 7.113% (3 Month LIBOR USD + 5.750%), 7/20/2029 (a)(b)	4,950,000	4,995,783
Regatta III Funding Ltd., Series 2014-1A, Class CR, 4.659% (3 Month LIBOR USD + 3.300%), 4/15/2026 (a)(b)	7,625,000	7,631,153
Saratoga Investment Corp. Ltd., Series 2013-1A, Class DR, 6.063% (3 Month LIBOR USD + 4.700%), 10/20/2025 (a)(b)	14,000,000	14,189,518
Saratoga Investment Corp. Ltd., Series 2013-1A, Class ER, 8.013% (3 Month LIBOR USD + 6.650%), 10/20/2025 (Acquired 11/7/2016, Cost $13,100,000) (a)(b)(e)	13,100,000	13,556,980
Seneca Park CLO Ltd., Series 2014-1A, Class D, 4.853% (3 Month LIBOR USD + 3.500%), 7/17/2026 (a)(b)	3,000,000	3,003,078
Sound Harbor Loan Fund Ltd., Series 2014-1A, Class C, 8.311%, 10/30/2026 (Acquired 9/11/2017, Cost $2,007,112) (b)(e)	2,000,000	2,016,836
Sound Point CLO II Ltd., Series 2013-1A, Class B2L, 5.871% (3 Month LIBOR USD + 4.500%), 4/26/2025 (a)(b)	5,000,000	4,999,920
Sound Point CLO IV Ltd., Series 2013-3A, Class CR, 3.613% (3 Month LIBOR USD + 2.250%), 1/21/2026 (a)(b)	2,000,000	2,010,002
Sound Point CLO IV Ltd., Series 2013-3A, Class E, 5.863% (3 Month LIBOR USD + 4.500%), 1/21/2026 (a)(b)	4,000,000	3,999,916
Steele Creek CLO Ltd., Series 2014-1A, Class E2R, 7.966% (3 Month LIBOR USD + 6.650%), 8/21/2026 (Acquired 1/30/2017, Cost $6,250,000) (a)(b)(e)	6,250,000	6,259,944
Symphony CLO VIII LP, Series 2012-8A, Class DR, 5.400% (3 Month LIBOR USD + 4.050%), 1/9/2023 (a)(b)	1,950,000	1,955,251
Symphony CLO XII Ltd., Series 2013-12A, Class CR, 3.459% (3 Month LIBOR USD + 2.100%), 10/15/2025 (a)(b)	2,500,000	2,511,592
Symphony CLO XII Ltd., Series 2013-12A, Class DR, 4.609% (3 Month LIBOR USD + 3.250%), 10/15/2025 (a)(b)	11,580,000	11,790,304
Symphony CLO XII Ltd., Series 2013-12A, Class E, 6.259% (3 Month LIBOR USD + 4.900%), 10/15/2025 (a)(b)	2,000,000	2,018,994
Symphony CLO XVIII Ltd., Series 2016-18A, Class D, 5.363% (3 Month LIBOR USD + 4.000%), 1/23/2028 (a)(b)	5,000,000	5,125,525
TCP Waterman CLO LTD, Series 2016-1A, Class B, 4.770% (3 Month LIBOR USD + 3.450%), 12/15/2028 (a)(b)	3,000,000	3,019,794
Tralee CLO III Ltd., Series 2014-3A, Class DR, 4.513% (3 Month LIBOR USD + 3.150%), 10/20/2029 (a)	5,650,000	5,649,910
Trinitas CLO I Ltd., Series 2014-1A, Class CR, 3.859% (3 Month LIBOR USD + 2.500%), 4/15/2026 (a)(b)	4,250,000	4,268,692
Trinitas CLO III Ltd., Series 2015-3A, Class D1, 5.509% (3 Month LIBOR USD + 4.150%), 7/15/2027 (a)(b)(f)	5,250,000	5,261,503
Trinitas CLO IV Ltd., Series 2016-4A, Class E, 9.984% (3 Month LIBOR USD + 8.630%), 4/18/2028 (Acquired 10/27/2016 through 12/15/2016, Cost $4,477,987) (a)(b)(e)	4,500,000	4,584,231
Trinitas CLO V Ltd., Series 2016-5A, Class E, 8.767% (3 Month LIBOR USD + 7.400%), 10/25/2028 (Acquired 5/4/2017, Cost $3,042,572) (a)(b)(e)	3,000,000	3,052,320
Venture XXIII CLO Ltd., Series 2016-23A, Class E, 9.057% (3 Month LIBOR USD + 7.700%), 7/19/2028 (a)(b)	5,000,000	5,111,655
Venture XXX CLO Ltd., Series 2017-30A, Class A1, 0.000%, 1/15/2031 (b)	5,000,000	5,000,000
Voya CLO Ltd., Series 2017-4A, Class A1, 0.000%, 10/15/2030 (b)	6,000,000	6,000,000
Woodmont Trust, Series 2017-1A, Class D, 6.404% (3 Month LIBOR USD + 5.050%), 4/18/2029 (a)(b)	3,000,000	3,034,920

TOTAL COLLATERALIZED LOAN OBLIGATIONS - (Cost $487,862,554)		494,368,043

Collateralized Mortgage Obligations — 66.21%
280 Park Avenue Mortgage Trust, Series 2017-280P, Class A, 2.118% (1 Month LIBOR USD + 0.880%), 9/15/2034 (a)(b)	9,250,000	9,276,029
Adjustable Rate Mortgage Trust, Series 2005-3, Class 7A1, 3.186%, 7/25/2035 (l)	1,074,119	1,021,972
Adjustable Rate Mortgage Trust, Series 2005-5, Class 6A21, 1.468% (1 Month LIBOR USD + 0.230%), 9/25/2035 (a)	487,531	488,579
Adjustable Rate Mortgage Trust, Series 2005-8, Class 3A1, 3.537%, 11/25/2035 (l)	12,045,792	11,149,922
Adjustable Rate Mortgage Trust, Series 2005-8, Class 3A21, 3.537%, 11/25/2035 (l)	6,776,412	5,935,067
Adjustable Rate Mortgage Trust, Series 2005-10, Class 6A21, 1.738% (1 Month LIBOR USD + 0.500%), 1/25/2036 (a)	965,168	910,613
Adjustable Rate Mortgage Trust, Series 2005-10, Class 5A1, 1.758% (1 Month LIBOR USD + 0.520%), 1/25/2036 (a)	1,900,336	1,831,453
Adjustable Rate Mortgage Trust, Series 2005-10, Class 3A12, 3.421%, 1/25/2036 (l)	1,254	19
Adjustable Rate Mortgage Trust, Series 2005-11, Class 2A3, 3.448%, 2/25/2036 (l)	6,254,025	5,759,857
Adjustable Rate Mortgage Trust, Series 2005-12, Class 2A1, 3.572%, 3/25/2036 (l)	671,981	577,719
Adjustable Rate Mortgage Trust, Series 2006-1, Class 2A1, 3.818%, 3/25/2036 (l)	500,964	417,072
Adjustable Rate Mortgage Trust, Series 2006-3, Class 4A2, 1.358% (1 Month LIBOR USD + 0.120%), 8/25/2036 (a)	20,024,794	12,464,753
Adjustable Rate Mortgage Trust, Series 2006-3, Class 4A11, 1.418% (1 Month LIBOR USD + 0.180%), 8/25/2036 (a)	641,987	451,080
Adjustable Rate Mortgage Trust, Series 2007-1, Class 5A1, 1.388% (1 Month LIBOR USD + 0.150%), 3/25/2037 (a)	1,641,203	1,363,864
Adjustable Rate Mortgage Trust, Series 2007-1, Class 5A22, 1.468% (1 Month LIBOR USD + 0.230%), 3/25/2037 (a)	5,623,517	3,705,363
Adjustable Rate Mortgage Trust, Series 2007-1, Class 3A22, 3.885%, 3/25/2037 (l)	1,054,993	996,286
Adjustable Rate Mortgage Trust, Series 2007-2, Class 1A1, 3.937%, 6/25/2037 (l)	4,731,161	4,714,805
Adjustable Rate Mortgage Trust, Series 2007-2, Class 1A21, 3.937%, 6/25/2037 (l)	5,059,752	4,594,240
American Home Mortgage Assets Trust, Series 2007-3, Class 22A1, 6.250%, 6/25/2037 (k)	800,950	672,678
American Home Mortgage Assets Trust, Series 2006-1, Class XC, 1.923%, 5/25/2046 (d)(l)	56,022,160	5,739,246
American Home Mortgage Assets Trust, Series 2006-2, Class 1A1, 1.904% (12 Month US Treasury Average + 0.960%), 9/25/2046 (a)	1,626,871	1,383,795
American Home Mortgage Assets Trust, Series 2006-4, Class 1A11, 1.428% (1 Month LIBOR USD + 0.190%), 10/25/2046 (a)	524,893	381,937
American Home Mortgage Assets Trust, Series 2006-4, Class 1A12, 1.448% (1 Month LIBOR USD + 0.210%), 10/25/2046 (a)	22,517,380	16,485,267
American Home Mortgage Assets Trust, Series 2006-6, Class XP, 1.842%, 12/25/2046 (d)(l)	52,328,166	3,975,371
American Home Mortgage Assets Trust, Series 2007-1, Class A1, 1.644% (12 Month US Treasury Average + 0.700%), 2/25/2047 (a)(f)	54,857,137	35,936,746
American Home Mortgage Assets Trust, Series 2007-2, Class A1, 1.363% (1 Month LIBOR USD + 0.130%), 3/25/2047 (a)	2,700,646	2,519,038
American Home Mortgage Assets Trust, Series 2007-5, Class XP, 2.113%, 6/25/2047 (d)(l)	84,311,278	9,293,548
American Home Mortgage Investment Trust, Series 2006-3, Class 3A2, 6.750%, 12/25/2036 (k)	3,570,603	1,518,431
American Home Mortgage Investment Trust, Series 2005-2, Class 1A1, 1.832% (1 Month LIBOR USD + 0.600%), 9/25/2045 (a)	13,658,061	12,709,481
American Home Mortgage Investment Trust, Series 2005-2, Class 2A1, 4.372% (1 Month LIBOR USD + 3.140%), 9/25/2045 (a)	978,351	882,969
American Home Mortgage Investment Trust, Series 2005-4, Class 1A1, 1.818% (1 Month LIBOR USD + 0.580%), 11/25/2045 (a)	11,781,204	11,559,140
American Home Mortgage Investment Trust, Series 2006-3, Class 11A1, 1.418% (1 Month LIBOR USD + 0.180%), 12/25/2046 (a)	3,639,263	3,347,518
American Home Mortgage Investment Trust, Series 2006-3, Class 12A1, 1.428% (1 Month LIBOR USD + 0.190%), 12/25/2046 (a)	10,419,029	9,947,026
American Home Mortgage Investment Trust, Series 2007-1, Class GA1A, 1.397% (1 Month LIBOR USD + 0.160%), 5/25/2047 (a)	20,162,136	17,059,486
American Home Mortgage Investment Trust, Series 2007-1, Class GA1C, 1.427% (1 Month LIBOR USD + 0.190%), 5/25/2047 (a)	24,400,854	18,153,235
BAMLL Re-REMIC Trust, Series 2015-FR11, Class A705, 1.833%, 9/27/2044 (b)(l)	5,000,000	4,944,175
Banc of America Alternative Loan Trust, Series 2006-7, Class A2, 5.707%, 10/25/2036 (l)	5,639,366	3,571,676
Banc of America Alternative Loan Trust, Series 2006-7, Class A3, 5.913%, 10/25/2036	11,249,263	7,126,138
Banc of America Alternative Loan Trust, Series 2006-7, Class A4, 5.998%, 10/25/2036 (k)	16,594,161	10,505,847
Bank of America Alternative Loan Trust, Series 2005-10, Class 1CB4, 5.500%, 11/25/2035	1,091,703	1,093,856
Bank of America Alternative Loan Trust, Series 2006-7, Class A6, 5.859%, 10/25/2036 (k)	6,182,819	3,917,310
Bank of America Commercial Mortgage Trust, Series 2015-UBS7, Class D, 3.167%, 9/15/2048	2,500,000	1,976,470
Bank of America Commercial Mortgage Trust, Series 2016-UB10, Class C, 4.912%, 7/15/2049 (l)	8,000,000	8,549,312
Bank of America Commercial Mortgage Trust, Series 2017-BNK3, Class D, 3.250%, 2/17/2050 (b)	3,000,000	2,432,205
Bank of America Funding Trust, Series 2005-F, Class 4A1, 3.666%, 9/20/2035 (l)	7,430,701	6,991,903

Bank of America Funding Trust, Series 2005-H, Class 1A1, 3.661%, 11/20/2035 (l)	355,249	324,084
Bank of America Funding Trust, Series 2007-C, Class 4A2, 3.362%, 5/20/2036 (l)	2,650,321	2,605,086
Bank of America Funding Trust, Series 2007-C, Class 4A3, 3.362%, 5/20/2036 (l)	15,749,560	15,638,116
Bank of America Funding Trust, Series 2006-5, Class 1A4, 6.000%, 9/25/2036	6,715,814	6,040,008
Bank of America Funding Trust, Series 2006-H, Class 6A1, 1.429% (1 Month LIBOR USD + 0.190%), 10/20/2036 (a)	16,420,582	14,153,688
Bank of America Funding Trust, Series 2006-I, Class 2A2, 3.201%, 12/20/2036 (l)	13,699	13,205
Bank of America Funding Trust, Series 2014-R1, Class A2, 1.387% (1 Month LIBOR USD + 0.150%), 6/26/2037 (a)(b)	8,810,799	7,187,692
Bank of America Funding Trust, Series 2007-A, Class 2A5, 1.469% (1 Month LIBOR USD + 0.230%), 2/20/2047 (a)	3,580,396	3,446,868
Bank of America Funding Trust, Series 2007-B, Class A1, 1.449% (1 Month LIBOR USD + 0.210%), 4/20/2047 (a)	5,646,198	5,061,952
Bank of America Funding Trust, Series 2007-C, Class 7A1, 1.449% (1 Month LIBOR USD + 0.210%), 5/20/2047 (a)	1,319,446	1,184,959
Bank of America Mortgage Trust, Series 2005-I, Class 4A1, 3.420%, 10/25/2035 (l)	3,018,870	2,965,889
Bank of America Mortgage Trust, Series 2005-K, Class 2A1, 3.487%, 12/25/2035 (l)	388,877	386,209
Bank of America Mortgage Trust, Series 2007-1, Class 1A4, 6.000%, 3/25/2037	2,719,024	2,623,012
BBCMS Mortgage Trust, Series 2017-DELC, Class A, 2.089% (1 Month LIBOR USD + 0.850%), 8/15/2036 (a)(b)	4,600,000	4,617,282
BBCMS Trust, Series 2014-BXO, Class E, 4.989% (1 Month LIBOR USD + 3.750%), 8/15/2027 (a)(b)	8,000,000	8,021,328
BCAP LLC, Series 2013-RR1, Class 6A2, 3.526%, 5/28/2036 (b)(l)	7,312,850	6,040,209
BCAP LLC Trust, Series 2013-RR7, Class 4A3, 3.768%, 12/27/2034 (b)(l)	9,013,000	8,912,568
BCAP LLC Trust, Series 2014-RR1, Class 1A2, 3.217%, 3/26/2035 (b)(l)	3,693,643	3,702,279
BCAP LLC Trust, Series 2012-RR1, Class 7A3, 1.737%, 4/26/2035 (b)(l)	539,932	538,583
BCAP LLC Trust, Series 2010-RR6, Class 1410, 3.887%, 12/27/2035 (b)(l)	8,607,526	6,840,892
BCAP LLC Trust, Series 2012-RR4, Class 4A7, 1.517% (1 Month LIBOR USD + 0.280%), 2/26/2036 (a)(b)	4,664,375	3,777,117
BCAP LLC Trust, Series 2015-RR2, Class 26A2, 3.257%, 3/28/2036 (b)(l)	6,729,753	6,779,129
BCAP LLC Trust, Series 2010-RR7, Class 9A12, 3.155%, 5/26/2036 (b)(l)	3,186,801	2,824,261
BCAP LLC Trust, Series 2014-RR2, Class 8A1, 1.337% (1 Month LIBOR USD + 0.100%), 5/28/2036 (a)(b)	1,315,013	1,295,693
BCAP LLC Trust, Series 2014-RR2, Class 6A8, 1.477% (1 Month LIBOR USD + 0.240%), 10/26/2036 (a)(b)	17,476,531	14,259,958
BCAP LLC Trust, Series 2006-AA2, Class A1, 1.408% (1 Month LIBOR USD + 0.170%), 1/25/2037 (a)	18,552,308	16,441,352
BCAP LLC Trust, Series 2007-AA3, Class 1A1A, 1.448% (1 Month LIBOR USD + 0.210%), 4/25/2037 (a)	3,619,802	3,375,288
BCAP LLC Trust, Series 2007-AA3, Class 1A2, 1.508% (1 Month LIBOR USD + 0.270%), 4/25/2037 (a)	30,643	25,614
BCAP LLC Trust, Series 2010-RR4, Class 11A6, 1.737% (1 Month LIBOR USD + 0.500%), 6/26/2037 (a)(b)	4,076,561	3,243,577
BCAP LLC Trust, Series 2007-AA2, Class 12A1, 1.448% (1 Month LIBOR USD + 0.210%), 5/25/2047 (a)	4,137,639	3,763,083
BCAP LLC Trust, Series 2007-AA3, Class 2A1A, 1.458% (1 Month LIBOR USD + 0.220%), 5/25/2047 (a)	6,936,092	5,975,450
BCAP LLC Trust, Series 2008-IND1, Class A1, 2.438% (1 Month LIBOR USD + 1.200%), 10/25/2047 (a)(f)	37,015,370	34,707,906
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 23A1, 3.314%, 2/25/2036 (l)	805,210	789,751
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-2, Class 3A1, 3.674%, 7/25/2036 (l)	1,775,556	1,700,972
Bear Stearns ALT-A Trust, Series 2006-8, Class 3A1, 1.398% (1 Month LIBOR USD + 0.160%), 2/25/2034 (a)	1,726,801	1,666,144
Bear Stearns ALT-A Trust, Series 2004-5, Class 4A1, 3.135%, 6/25/2034 (l)	1,304,844	1,287,879
Bear Stearns ALT-A Trust, Series 2005-1, Class A1, 1.798% (1 Month LIBOR USD + 0.560%), 1/25/2035 (a)	485,704	482,144
Bear Stearns ALT-A Trust, Series 2005-5, Class 22A1, 3.330%, 7/25/2035 (l)	4,405,059	4,071,697
Bear Stearns ALT-A Trust, Series 2005-5, Class 21A1, 3.408%, 7/25/2035 (l)	2,491,579	2,491,751
Bear Stearns ALT-A Trust, Series 2005-7, Class 22A1, 3.501%, 9/25/2035 (f)(l)	24,626,996	22,491,220
Bear Stearns ALT-A Trust, Series 2005-7, Class 21A1, 3.642%, 9/25/2035 (l)	7,631,034	7,595,069
Bear Stearns ALT-A Trust, Series 2005-8, Class 11A1, 1.778% (1 Month LIBOR USD + 0.540%), 10/25/2035 (a)	17,300,764	17,125,109
Bear Stearns ALT-A Trust, Series 2005-10, Class 11A1, 1.738% (1 Month LIBOR USD + 0.500%), 1/25/2036 (a)	1,771,258	1,748,723
Bear Stearns ALT-A Trust, Series 2006-1, Class 11A1, 1.718% (1 Month LIBOR USD + 0.480%), 2/25/2036 (a)	10,050,223	9,629,219
Bear Stearns Asset Backed Securities Trust, Series 2004-AC6, Class A2, 1.638% (1 Month LIBOR USD + 0.400%), 11/25/2034 (a)	2,383,659	2,075,104
Bear Stearns Asset Backed Securities Trust, Series 2005-AC5, Class 1A2, 2.238% (1 Month LIBOR USD + 1.000%), 8/25/2035 (a)	3,073,636	2,633,608
Bear Stearns Asset Backed Securities Trust, Series 2007-AC6, Class A1, 6.500%, 10/25/2037	2,922,509	2,285,151
Bear Stearns Mortgage Funding Trust, Series 2006-AR1, Class 1A1, 1.448% (1 Month LIBOR USD + 0.210%), 7/25/2036 (a)	1,400,558	1,316,234
Bear Stearns Mortgage Funding Trust, Series 2006-AR3, Class 1A1, 1.418% (1 Month LIBOR USD + 0.180%), 10/25/2036 (a)(f)	24,342,843	22,167,275
Bear Stearns Mortgage Funding Trust, Series 2007-AR1, Class 1A1, 1.398% (1 Month LIBOR USD + 0.160%), 1/25/2037 (a)	7,149,314	6,508,843
Bear Stearns Mortgage Funding Trust, Series 2006-AR5, Class 2A1, 1.428% (1 Month LIBOR USD + 0.190%), 1/25/2037 (a)	21,494,461	19,201,110
BX Trust, Series 2017-IMC, Class A, 2.300% (1 Month LIBOR USD + 1.050%), 10/15/2032 (a)(b)	6,000,000	6,014,922
CD Mortgage Trust, Series 2006-CD3, Class AJ, 5.688%, 10/15/2048	5,000,000	2,252,815
CD Mortgage Trust, Series 2017-CD5, Class D, 3.350%, 8/15/2050 (b)	4,500,000	3,667,126
CFCRE Commercial Mortgage Trust, Series 2015-RUM, Class B, 3.389% (1 Month LIBOR USD + 2.150%), 7/15/2030 (a)(b)	5,000,000	5,057,650
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class E, 6.078%, 4/15/2044 (b)(l)	644,807	323,662
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class C, 4.955%, 6/17/2050 (l)	4,500,000	4,606,659
Chase Mortgage Finance Trust, Series 2007-S2, Class 1A9, 6.000%, 3/25/2037	1,964,741	1,694,485
ChaseFlex Trust, Series 2007-1, Class 2A10, 1.738% (1 Month LIBOR USD + 0.500%), 2/25/2037 (a)	3,730,334	2,448,296
ChaseFlex Trust, Series 2007-1, Class 2A6, 6.000%, 2/25/2037	2,588,923	2,209,395
ChaseFlex Trust, Series 2007-2, Class A1, 1.518% (1 Month LIBOR USD + 0.280%), 5/25/2037 (a)	1,671,389	1,578,232
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-2A, Class A2, 1.558% (1 Month LIBOR USD + 0.320%), 5/25/2035 (a)(b)	1,140,053	1,126,748
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-3A, Class A1, 1.488% (1 Month LIBOR USD + 0.250%), 8/25/2035 (a)(b)	3,374,547	3,167,468
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-4A, Class A2, 1.945% (1 Month LIBOR USD + 0.580%), 10/25/2035 (a)(b)	2,202,910	2,112,042
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-1A, Class A1, 1.596% (1 Month LIBOR USD + 0.300%), 1/25/2036 (a)(b)	7,035,782	6,427,335
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-1A, Class A2, 1.715% (1 Month LIBOR USD + 0.400%), 1/25/2036 (a)(b)	5,567,265	4,922,192
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-AA, Class A1, 1.735% (1 Month LIBOR USD + 0.200%), 1/25/2036 (a)(b)	7,729,389	7,361,725
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-BA, Class A1, 1.943% (1 Month LIBOR USD + 0.200%), 6/25/2036 (a)(b)	4,512,575	4,290,015
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-4A, Class NIO, 0.397%, 4/25/2037 (b)(d)(l)	52,077,466	1,067,484
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2006-2A, Class A1, 1.367% (1 Month LIBOR USD + 0.130%), 4/25/2047 (a)(b)	25,837,632	24,532,237
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2006-2A, Class A2, 1.417% (1 Month LIBOR USD + 0.180%), 4/25/2047 (a)(b)	12,715,375	10,777,705
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2006-3A, Class A2, 1.417% (1 Month LIBOR USD + 0.180%), 8/25/2047 (a)(b)	9,738,771	8,090,114
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2006-4A, Class A1, 1.367% (1 Month LIBOR USD + 0.130%), 11/25/2047 (a)(b)	2,445,955	1,970,505
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2006-4A, Class A2, 1.417% (1 Month LIBOR USD + 0.180%), 11/25/2047 (a)(b)	5,565,620	4,287,609
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2007-1A, Class A1, 1.367% (1 Month LIBOR USD + 0.130%), 2/25/2048 (a)(b)	16,284,721	14,130,480
Citicorp. Mortgage Securities, Inc., Series 2005-2, Class 1APO, 0.000%, 3/25/2035 (c)	39,401	31,085
Citigroup Commercial Mortgage Trust, Series 2017-1500, Class A, 2.087% (1 Month LIBOR USD + 0.850%), 7/15/2019 (a)(b)	4,600,000	4,618,202
Citigroup Commercial Mortgage Trust, Series 2015-GC35, Class C, 4.500%, 11/10/2048 (l)	4,500,000	4,530,055
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class C, 4.953%, 5/10/2049 (l)	8,000,000	8,449,368
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class XA, 1.275%, 10/14/2050 (d)(l)	55,550,000	4,488,773
Citigroup Mortgage Loan Trust, Series 2007-6, Class 1A2A, 3.130%, 3/25/2037 (l)	6,389,788	5,497,045
Citigroup Mortgage Loan Trust, Series 2007-AR4, Class 1A1A, 3.356%, 3/25/2037 (l)	3,146,845	3,053,126
Citigroup Mortgage Loan Trust, Inc., Series 2005-12, Class 2A1, 2.037% (1 Month LIBOR USD + 0.800%), 8/25/2035 (a)(b)	6,280,455	5,570,594

Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A2, 3.468%, 8/25/2035 (l)	1,852,329	1,841,738
Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A4, 3.781%, 8/25/2035 (l)	146,872	136,749
Citigroup Mortgage Loan Trust, Inc., Series 2005-5, Class 1A2, 4.059%, 8/25/2035 (l)	388,742	329,840
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, 3.547%, 9/25/2035 (l)	1,345,231	1,345,333
Citigroup Mortgage Loan Trust, Inc., Series 2005-7, Class 2A2A, 3.808%, 9/25/2035 (l)	5,278,346	4,897,334
Citigroup Mortgage Loan Trust, Inc., Series 2005-9, Class 22A3, 6.000%, 10/25/2035	3,043,133	1,773,797
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR2, Class 1A1, 3.564%, 3/25/2036 (l)	1,042,888	984,939
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR6, Class 1A1, 3.494%, 8/25/2036 (l)	2,670,046	2,498,998
Citigroup Mortgage Loan Trust, Inc., Series 2014-6, Class 2A1, 1.437% (1 Month LIBOR USD + 0.200%), 4/25/2038 (a)(b)	1,431,374	1,423,239
Citigroup Mortgage Loan Trust, Inc., Series 2015-2, Class 4A2, 1.589% (1 Month LIBOR USD + 0.700%), 3/25/2047 (a)(b)	17,603,945	11,330,339
CitiMortgage Alternative Loan Trust, Series 2006-A4, Class 1A5, 1.888% (1 Month LIBOR USD + 0.650%), 9/25/2036 (a)	3,656,109	3,046,657
CitiMortgage Alternative Loan Trust, Series 2006-A5, Class 1A5, 1.888% (1 Month LIBOR USD + 0.650%), 10/25/2036 (a)	10,203,930	8,477,405
CitiMortgage Alternative Loan Trust, Series 2006-A6, Class 1APO, 0.000%, 11/25/2036 (c)	103,445	64,418
CitiMortgage Alternative Loan Trust, Series 2006-A6, Class 1A2, 6.000% (1 Month LIBOR USD + 0.500%), 11/25/2036 (a)	9,862,032	9,912,861
CitiMortgage Alternative Loan Trust, Series 2006-A7, Class 1A9, 1.888% (1 Month LIBOR USD + 0.650%), 12/25/2036 (a)	10,157,336	8,206,681
CitiMortgage Alternative Loan Trust, Series 2006-A7, Class 1A1, 6.000%, 12/25/2036	904,629	837,635
CitiMortgage Alternative Loan Trust, Series 2007-A1, Class 1A2, 1.788% (1 Month LIBOR USD + 0.550%), 1/25/2037 (a)	15,432,560	12,466,746
CitiMortgage Alternative Loan Trust, Series 2007-A1, Class 1A8, 1.838% (1 Month LIBOR USD + 0.600%), 1/25/2037 (a)	3,183,906	2,580,062
CitiMortgage Alternative Loan Trust, Series 2007-A2, Class 1A1, 1.838% (1 Month LIBOR USD + 0.600%), 2/25/2037 (a)	15,960,263	13,254,615
CitiMortgage Alternative Loan Trust, Series 2007-A2, Class 1A2, 4.162% (1 Month LIBOR USD + 5.400%), 2/25/2037 (a)(d)	22,393,837	3,364,428
CitiMortgage Alternative Loan Trust, Series 2007-A2, Class 1A4, 6.000%, 2/25/2037	2,241,761	2,051,061
CitiMortgage Alternative Loan Trust, Series 2007-A3, Class APO, 0.000%, 3/25/2037 (c)	248,448	148,482
CitiMortgage Alternative Loan Trust, Series 2007-A3, Class 1A2, 1.838% (1 Month LIBOR USD + 0.600%), 3/25/2037 (a)	5,921,578	4,920,647
CitiMortgage Alternative Loan Trust, Series 2007-A4, Class APO, 0.000%, 4/25/2037 (c)	328,165	201,888
CitiMortgage Alternative Loan Trust, Series 2007-A4, Class 1A9, 1.838% (1 Month LIBOR USD + 0.600%), 4/25/2037 (a)	3,929,005	3,250,839
CitiMortgage Alternative Loan Trust, Series 2007-A5, Class 1A3, 1.738% (1 Month LIBOR USD + 0.500%), 5/25/2037 (a)	10,567,342	8,809,782
CitiMortgage Alternative Loan Trust, Series 2007-A6, Class 1A1, 1.838% (1 Month LIBOR USD + 0.600%), 6/25/2037 (a)	4,289,305	3,549,971
COLT Mortgage Loan Trust, Series 2017-1, Class A3, 3.074%, 5/27/2047 (b)(l)	2,273,763	2,293,317
COLT Mortgage Loan Trust, Series 2017-1, Class M1, 4.189%, 5/27/2047 (b)	4,000,000	4,053,368
COLT Mortgage Loan Trust, Series 2017-2, Class A1A, 2.415%, 10/25/2047 (b)	13,727,221	13,783,874
COLT Mortgage Loan Trust, Series 2017-2, Class A2A, 2.568%, 10/25/2047 (b)	7,321,187	7,348,382
COLT Mortgage Loan Trust, Series 2017-2, Class M1, 3.510%, 10/25/2047 (b)	12,319,973	12,349,168
COLT Mortgage Loan Trust, Series 2017-2, Class B1, 4.563%, 10/25/2047 (b)(l)	2,991,914	2,998,912
Commercial Mortgage Loan Trust, Series 2008-LS1, Class AM, 6.031%, 12/10/2049 (l)	14,074,816	9,160,073
Commercial Mortgage Trust, Series 2013-CR13, Class D, 4.746%, 12/10/2023 (b)(l)	5,000,000	4,722,300
Commercial Mortgage Trust, Series 2017-PANW, Class A, 3.244%, 10/12/2029 (b)	8,000,000	8,108,200
Commercial Mortgage Trust, Series 2014-TWC, Class F, 4.250% (1 Month LIBOR USD + 4.250%), 2/13/2032 (a)(b)	5,000,000	5,052,380
Commercial Mortgage Trust, Series 2016-SAVA, Class A, 2.959% (1 Month LIBOR USD + 1.720%), 10/15/2034 (a)(b)	10,000,000	10,062,750
Commercial Mortgage Trust, Series 2013-CR8, Class ASFL, 1.977% (1 Month LIBOR USD + 0.740%), 6/12/2046 (a)(b)	4,000,000	4,026,548
Commercial Mortgage Trust, Series 2013-CR12, Class D, 5.079%, 10/10/2046 (b)(l)	5,000,000	4,410,755
Commercial Mortgage Trust, Series 2014-CR17, Class D, 4.799%, 5/10/2047 (b)(l)	4,000,000	3,329,096
Commercial Mortgage Trust, Series 2014-CR19, Class D, 4.716%, 8/10/2047 (b)(l)	4,000,000	3,418,712
Commercial Mortgage Trust, Series 2014-LC17, Class D, 3.687%, 10/10/2047 (b)	4,000,000	2,763,776
Commercial Mortgage Trust, Series 2015-DC1, Class D, 4.353%, 2/10/2048 (b)(l)	7,000,000	5,025,314
Commercial Mortgage Trust, Series 2015-CR22, Class D, 4.123%, 3/10/2048 (b)(l)	10,000,000	8,391,010
Commercial Mortgage Trust, Series 2015-CR26, Class D, 3.494%, 10/10/2048 (l)	5,000,000	3,739,710
Commercial Mortgage Trust, Series 2015-PC1, Class C, 4.441%, 7/10/2050 (l)	5,000,000	4,785,400
Commercial Mortgage Trust, Series 2017-COR2, Class C, 4.563%, 9/12/2050 (l)	4,650,000	4,731,300
CountryWide Alternative Loan Trust, Series 2004-J10, Class 1A3, 4.250%, 10/25/2034	301,094	299,667
CountryWide Alternative Loan Trust, Series 2005-3CB, Class 1A4, 5.250%, 3/25/2035	1,034,610	1,027,319
CountryWide Alternative Loan Trust, Series 2005-3CB, Class 1A11, 5.500%, 3/25/2035	303,556	304,969
CountryWide Alternative Loan Trust, Series 2005-1CB, Class 1A4, 5.500%, 3/25/2035	1,095,684	1,097,224
CountryWide Alternative Loan Trust, Series 2005-7CB, Class 2A2, 3.812% (1 Month LIBOR USD + 5.050%), 4/25/2035 (a)(d)	30,594,493	4,196,555
CountryWide Alternative Loan Trust, Series 2005-16, Class X2, 1.379%, 6/25/2035 (d)(l)	44,842,416	3,050,405
CountryWide Alternative Loan Trust, Series 2005-24, Class 1AX, 0.843%, 7/20/2035 (d)(l)	29,254,960	883,880
CountryWide Alternative Loan Trust, Series 2005-24, Class 2A1A, 2.254% (12 Month US Treasury Average + 1.310%), 7/20/2035 (a)	1,478,767	1,421,189
CountryWide Alternative Loan Trust, Series 2005-26CB, Class A7, 1.538% (1 Month LIBOR USD + 0.300%), 7/25/2035 (a)(f)	11,295,541	9,442,767
CountryWide Alternative Loan Trust, Series 2005-J6, Class 1A4, 5.500%, 7/25/2035	1,342,698	1,307,396
CountryWide Alternative Loan Trust, Series 2005-27, Class 2X1, 0.897%, 8/25/2035 (d)(l)	50,531,125	2,022,003
CountryWide Alternative Loan Trust, Series 2005-J12, Class 2A1, 1.508% (1 Month LIBOR USD + 0.270%), 8/25/2035 (a)	8,969,502	6,140,548
CountryWide Alternative Loan Trust, Series 2005-27, Class 1A4, 2.153%, 8/25/2035 (l)	1,877,404	1,645,856
CountryWide Alternative Loan Trust, Series 2005-27, Class 1A5, 2.243%, 8/25/2035 (l)	1,364,177	1,353,449
CountryWide Alternative Loan Trust, Series 2005-J9, Class 1A6, 5.500%, 8/25/2035	1,260,970	1,098,937
CountryWide Alternative Loan Trust, Series 2005-38, Class X, 0.967%, 9/25/2035 (d)(l)	133,363,758	6,317,175
CountryWide Alternative Loan Trust, Series 2005-41, Class 1A1, 1.568% (1 Month LIBOR USD + 0.330%), 9/25/2035 (a)	1,245,073	1,114,313
CountryWide Alternative Loan Trust, Series 2005-37T1, Class A5, 1.688% (1 Month LIBOR USD + 0.450%), 9/25/2035 (a)	11,115,053	8,853,207
CountryWide Alternative Loan Trust, Series 2005-J10, Class 1A1, 1.738% (1 Month LIBOR USD + 0.500%), 10/25/2035 (a)	564,799	443,373
CountryWide Alternative Loan Trust, Series 2005-51, Class 3X2, 1.560%, 11/20/2035 (d)(l)	33,996,616	2,453,570
CountryWide Alternative Loan Trust, Series 2005-51, Class 4X, 1.671%, 11/20/2035 (d)(l)	39,851,214	2,793,092
CountryWide Alternative Loan Trust, Series 2005-59, Class 2X, 1.701%, 11/20/2035 (d)(l)	121,325,063	8,060,109
CountryWide Alternative Loan Trust, Series 2005-51, Class 1X, 1.960%, 11/20/2035 (d)(l)	49,317,304	4,415,082
CountryWide Alternative Loan Trust, Series 2005-56, Class 3A1, 1.528% (1 Month LIBOR USD + 0.290%), 11/25/2035 (a)	1,048,876	927,978
CountryWide Alternative Loan Trust, Series 2005-56, Class 4X, 1.555%, 11/25/2035 (d)(l)	47,583,385	3,556,620
CountryWide Alternative Loan Trust, Series 2005-J11, Class 1A4, 1.638% (1 Month LIBOR USD + 0.400%), 11/25/2035 (a)	6,656,464	4,367,246
CountryWide Alternative Loan Trust, Series 2005-63, Class 3A1, 3.308%, 11/25/2035 (l)	4,995,110	4,513,417
CountryWide Alternative Loan Trust, Series 2005-J13, Class 2A3, 5.500%, 11/25/2035	211,110	193,240
CountryWide Alternative Loan Trust, Series 2005-61, Class 1A1, 1.758% (1 Month LIBOR USD + 0.520%), 12/25/2035 (a)	1,422,026	1,359,454
CountryWide Alternative Loan Trust, Series 2005-70CB, Class A4, 5.500%, 12/25/2035	8,975,267	8,418,890
CountryWide Alternative Loan Trust, Series 2005-65CB, Class 2A4, 5.500%, 12/25/2035	1,411,410	1,326,784
CountryWide Alternative Loan Trust, Series 2005-J14, Class A8, 5.500%, 12/25/2035	3,721,146	3,251,716
CountryWide Alternative Loan Trust, Series 2005-75CB, Class A3, 5.500%, 1/25/2036	3,154,138	2,950,759
CountryWide Alternative Loan Trust, Series 2006-OA3, Class X, 1.887%, 5/25/2036 (d)(l)	43,420,132	3,694,011
CountryWide Alternative Loan Trust, Series 2006-24CB, Class A5, 1.838% (1 Month LIBOR USD + 0.600%), 8/25/2036 (a)	7,391,061	5,144,393

CountryWide Alternative Loan Trust, Series 2006-19CB, Class A9, 1.938% (1 Month LIBOR USD + 0.700%), 8/25/2036 (a)	4,148,564	3,058,774
CountryWide Alternative Loan Trust, Series 2006-26CB, Class A15, 6.000% (1 Month LIBOR USD + 0.550%), 9/25/2036 (a)	1,105,731	918,512
CountryWide Alternative Loan Trust, Series 2006-J8, Class A2, 6.000%, 2/25/2037	2,366,052	1,592,088
CountryWide Alternative Loan Trust, Series 2007-22, Class 2A16, 6.500%, 9/25/2037	12,396,180	9,344,513
CountryWide Alternative Loan Trust, Series 2006-OA2, Class X1P, 1.741%, 5/20/2046 (d)(l)	36,308,723	2,663,572
CountryWide Alternative Loan Trust, Series 2006-OA7, Class 1X, 1.495%, 6/25/2046 (d)(l)	40,243,369	1,844,515
CountryWide Alternative Loan Trust, Series 2006-OA10, Class XPP, 0.571%, 8/25/2046 (d)(l)	37,258,276	1,685,453
CountryWide Alternative Loan Trust, Series 2006-OA10, Class XNB, 1.346%, 8/25/2046 (d)(l)	68,970,056	4,058,198
CountryWide Alternative Loan Trust, Series 2006-OA17, Class 2X, 1.351%, 12/20/2046 (d)(l)	10,192,452	684,433
CountryWide Alternative Loan Trust, Series 2006-OA17, Class 2A1, 2.232% (11th District Cost of Funds Index + 1.500%), 12/20/2046 (a)	1,791,636	1,262,060
CountryWide Alternative Loan Trust, Series 2007-13, Class A1, 6.000%, 6/25/2047	4,578,970	4,178,823
CountryWide Alternative Loan Trust Resecuritization, Series 2005-58R, Class A, 1.500%, 12/20/2035 (b)(d)(l)	132,829,949	9,674,802
CountryWide Alternative Loan Trust Resecuritization, Series 2005-59R, Class A, 2.210%, 12/20/2035 (b)(d)(l)	30,835,206	2,159,112
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB3, Class 2A, 3.185%, 6/20/2034 (l)	1,001,257	1,006,234
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2004-25, Class 1X, 1.112%, 2/25/2035 (d)(l)	32,781,222	1,018,381
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2004-25, Class 2A3, 1.978% (1 Month LIBOR USD + 0.740%), 2/25/2035 (a)	3,427,272	3,274,340
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-7, Class 3X, 0.855%, 3/25/2035 (d)(l)	2,462,698	95,087
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-2, Class 2X, 1.274%, 3/25/2035 (d)(l)	22,426,150	898,840
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-1, Class 1X, 1.357%, 3/25/2035 (d)(l)	9,858,575	576,313
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-2, Class 1A1, 1.878% (1 Month LIBOR USD + 0.640%), 3/25/2035 (a)	1,808,993	1,635,657
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-7, Clas 3A2, 2.496%, 3/25/2035 (l)	8,578,001	7,402,883
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-9, Class 1X, 1.339%, 5/25/2035 (d)(l)	79,414,141	3,634,468
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-HYB8, Class 3A1, 3.329%, 12/20/2035 (l)	550,672	501,084
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2006-8, Class 1A1, 6.000%, 5/25/2036	3,810,448	3,623,054
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2006-12, Class X, 0.222%, 7/25/2036 (d)(l)	61,011,435	494,498
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2007-HYB1, Class 2A1, 3.113%, 3/25/2037 (l)	1,953,596	1,727,512
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2007-4, Class 1A1, 6.000%, 5/25/2037	2,132,595	1,738,944
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2007-J2, Class 2A1, 1.888% (1 Month LIBOR USD + 0.650%), 7/25/2037 (a)	7,681,139	4,303,496
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR8, Class 8M1, 2.388% (1 Month LIBOR USD + 1.150%), 9/25/2034 (a)	1,074,171	1,001,267
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-4, Class 2A7, 1.688% (1 Month LIBOR USD + 0.450%), 6/25/2035 (a)	1,070,154	902,441
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-9, Class 4A2, 1.588% (1 Month LIBOR USD + 0.350%), 10/25/2035 (a)	1,976,083	1,719,992
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-9, Class 2A1, 5.500%, 10/25/2035	889,325	854,802
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-10, Class 6A12, 5.500%, 11/25/2035	4,785,685	4,273,153
Credit Suisse Mortgage Capital Certificates, Series 2006-2, Class 6A8, 5.750%, 3/25/2036	2,384,916	2,203,164
Credit Suisse Mortgage Trust, Series 2017-HD, Class E, 4.889% (1 Month LIBOR USD + 3.650%), 2/18/2031 (a)(b)	8,000,000	8,028,680
Credit Suisse Mortgage Trust, Series 2014-3R, Class 1A1, 1.687% (1 Month LIBOR USD + 0.450%), 3/27/2036 (a)(b)	7,712,411	7,546,849
Credit Suisse Mortgage Trust, Series 2016-NXSR, Class C, 4.364%, 12/17/2049 (l)	5,000,000	5,074,470
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class D, 3.358%, 8/17/2048 (l)	1,225,000	948,167
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class D, 3.945%, 4/15/2050 (b)(l)	2,000,000	1,771,526
CSAIL Commercial Mortgage Trust, Series 2017-CX9, Class D, 4.161%, 9/16/2050 (b)(l)	4,650,000	4,080,008
DBCG Mortgage Trust, Series 2017-BBG, Class B, 2.089% (1 Month LIBOR USD + 0.850%), 6/15/2034 (b)(l)	2,100,000	2,106,317
Deephaven Residential Mortgage Trust, Series 2017-1A, Class A3, 3.485%, 12/26/2046 (b)(l)	1,275,462	1,278,797
Deephaven Residential Mortgage Trust, Series 2017-1A, Class M1, 4.498%, 12/26/2046 (b)(l)	3,250,000	3,274,752
Deephaven Residential Mortgage Trust, Series 2017-2A, Class A3, 2.708%, 6/25/2047 (b)(l)	3,586,504	3,614,805
Deephaven Residential Mortgage Trust, Series 2017-2A, Class M1, 3.897%, 6/25/2047 (b)(l)	2,633,086	2,640,993
Deephaven Residential Mortgage Trust, Series 2017-2A, Class B1, 5.269%, 6/25/2047 (b)(l)	3,950,570	3,962,244
Deustche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-5, Class 2A7, 5.500%, 11/25/2035	572,925	475,641
Deutchse Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR2, Class A4, 1.373% (1 Month LIBOR USD + 0.140%), 3/25/2037 (a)	2,186,356	2,035,181
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-3, Class 2A1, 5.534%, 6/25/2020 (l)	122,325	125,331
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-2, Class 1A5, 1.738% (1 Month LIBOR USD + 0.500%), 4/25/2035 (a)	770,890	741,814
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-AR1, Class 1A1, 1.548% (1 Month LIBOR USD + 0.310%), 8/25/2035 (a)	5,526,675	4,883,503
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-5, Class 2A1, 1.438% (1 Month LIBOR USD + 0.200%), 11/25/2035 (a)	2,858,453	1,580,742
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-5, Class 2A4, 5.500%, 11/25/2035	3,804,194	3,412,610
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-6, Class 1A4, 5.500%, 12/25/2035	887,465	835,219
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR1, Class 1A3, 1.568% (1 Month LIBOR USD + 0.330%), 2/25/2036 (a)	30,994,224	28,414,543
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR1, Class 3A1, 3.405%, 2/25/2036 (l)	1,002,190	938,892
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR1, Class 2A1, 3.592%, 2/25/2036 (l)	1,105,048	913,730
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR2, Class 1A2, 1.418% (1 Month LIBOR USD + 0.180%), 5/25/2036 (a)	32,539,279	27,999,432
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR3, Class A2, 1.358% (1 Month LIBOR USD + 0.120%), 8/25/2036 (a)	215,843	192,940
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR4, Class A2, 1.428% (1 Month LIBOR USD + 0.190%), 12/25/2036 (a)(f)	25,472,905	16,168,290
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR6, Class A4, 1.408% (1 Month LIBOR USD + 0.170%), 2/25/2037 (a)	4,437,266	4,262,389
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR6, Class A6, 1.428% (1 Month LIBOR USD + 0.190%), 2/25/2037 (a)	3,634,210	3,344,644
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR2, Class A1, 1.388% (1 Month LIBOR USD + 0.150%), 3/25/2037 (a)	7,569,338	6,862,468
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-BAR1, Class A3, 1.398% (1 Month LIBOR USD + 0.160%), 3/25/2037 (a)(f)	26,243,737	18,772,801
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-BAR1, Class A4, 1.478%, 3/25/2037 (l)	23,000,000	3,506,907
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR3, Class 2A5, 1.438% (1 Month LIBOR USD + 0.200%), 6/25/2037 (a)	8,823,448	7,944,818
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR1, Class A4, 1.398% (1 Month LIBOR USD + 0.160%), 1/25/2047 (a)	507,358	487,627
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR1, Class A2, 1.418% (1 Month LIBOR USD + 0.180%), 1/25/2047 (a)	910,682	781,651
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA1, Class A1, 1.388% (1 Month LIBOR USD + 0.150%), 2/25/2047 (a)	2,738,489	2,270,802
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-OA1, Class A1, 1.438% (1 Month LIBOR USD + 0.200%), 2/25/2047 (a)	1,697,155	1,570,975
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA4, Class 1A1B, 1.368% (1 Month LIBOR USD + 0.130%), 8/25/2047 (a)	3,843,281	3,611,193
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA4, Class 1A1A, 1.428% (1 Month LIBOR USD + 0.190%), 8/25/2047 (a)	7,604,420	7,162,428
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA4, Class 2A1, 1.438% (1 Month LIBOR USD + 0.200%), 8/25/2047 (a)(f)	29,754,104	28,008,669
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-2, Class 2A1, 1.538% (1 Month LIBOR USD + 0.300%), 9/25/2047 (a)	5,164,034	4,681,052
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-3, Class 1A1, 2.935% (1 Month LIBOR USD + 1.700%), 10/25/2047 (a)	30,075,509	27,832,477
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A2, 5.574%, 6/25/2036 (l)	3,703,266	3,323,441
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A3, 5.574%, 6/25/2036 (l)	1,067,434	949,295
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A5B, 5.574%, 6/25/2036 (l)	810,338	672,758
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A8, 5.574%, 6/25/2036 (l)	6,907,068	5,974,047
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A1, 5.574%, 6/25/2036 (l)	793,523	714,232
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB3, Class A1, 6.250%, 7/25/2036 (l)	465,943	398,398
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB3, Class A5B, 6.300%, 7/25/2036 (l)	451,722	386,663
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB3, Class A2, 6.420%, 7/25/2036 (l)	4,656,401	3,975,072

Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4, Class A4B, 6.000%, 10/25/2036 (l)	13,756,233	13,018,802
Deutsche Mortgage Securities, Inc. Re-REMIC Trust, Series 2007-WM1, Class A1, 3.197%, 6/27/2037 (b)(f)(l)	8,683,622	8,792,975
DSLA Mortgage Loan Trust, Series 2005-AR2, Class C, 0.000%, 3/19/2045	1	506,539
DSLA Mortgage Loan Trust, Series 2007-AR1, Class 2A1A, 1.378% (1 Month LIBOR USD + 0.140%), 3/19/2037 (a)(f)	13,827,608	12,777,664
DSLA Mortgage Loan Trust, Series 2005-AR1, Class 1A, 1.508% (1 Month LIBOR USD + 0.270%), 2/19/2045 (a)(f)	39,034,094	34,509,301
DSLA Mortgage Loan Trust, Series 2005-AR2, Class 2A1A, 1.448% (1 Month LIBOR USD + 0.210%), 3/19/2045 (a)	8,620,886	8,122,728
DSLA Mortgage Loan Trust, Series 2005-AR4, Class 1A, 1.498% (1 Month LIBOR USD + 0.260%), 8/19/2045 (a)	389,307	353,475
DSLA Mortgage Loan Trust, Series 2005-AR4, Class 2A1A, 1.498% (1 Month LIBOR USD + 0.260%), 8/19/2045 (a)	2,154,685	2,091,943
DSLA Mortgage Loan Trust, Series 2006-AR1, Class 1A1A, 1.864% (12 Month US Treasury Average + 0.920%), 3/19/2046 (a)	23,612,611	20,916,051
DSLA Mortgage Loan Trust, Series 2006-AR1, Class 2A1A, 1.884% (12 Month US Treasury Average + 0.940%), 4/19/2046 (a)	376,862	347,019
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA9, Class 3A1, 3.218%, 11/25/2035 (l)	3,651,001	3,260,121
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 1A18, 5.500%, 11/25/2035	15,143	13,335
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA1, Class 1A8, 1.738% (1 Month LIBOR USD + 0.500%), 4/25/2036 (a)	6,919,945	4,284,179
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA1, Class 1A3, 5.750%, 4/25/2036	420,076	350,050
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA1, Class 1A12, 6.000%, 4/25/2036	409,693	350,249
First Horizon Alternative Mortgage Securities Trust, Series 2006-AA2, Class 2A1, 3.157%, 5/25/2036 (l)	1,299,470	1,149,117
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA3, Class A3, 6.000%, 7/25/2036	13,337,901	11,714,892
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA4, Class 1A3, 6.000%, 8/25/2036	1,199,506	1,011,452
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA4, Class 1A1, 6.000%, 8/25/2036	1,636,777	1,380,412
First Horizon Mortgage Pass-Through Trust, Series 2005-AR4, Class 4A3, 3.567%, 9/25/2035 (l)	161,408	155,745
First Horizon Mortgage Pass-Through Trust, Series 2005-AR5, Class 2A1, 3.618%, 11/25/2035 (l)	1,990,798	1,922,543
FNBA Mortgage Loan Trust, Series 2004-AR1, Class A3, 1.718% (1 Month LIBOR USD + 0.480%), 8/19/2034 (a)	11,035	10,648
Galton Funding Mortgage Trust, Series 2017-1, Class A21, 3.500%, 7/25/2056 (b)(l)	12,297,649	12,487,035
GMAC Mortgage Corp. Loan Trust, Series 2005-AR5, Class 5A1, 3.875%, 9/19/2035 (l)	404,351	380,607
GMACM Mortgage Loan Trust, Series 2005-AF1, Class A11, 5.750%, 7/25/2035	669,392	590,926
GMACM Mortgage Loan Trust, Series 2005-AR6, Class 4A1, 3.779%, 11/19/2035 (l)	1,882,444	1,726,604
GMACM Mortgage Loan Trust, Series 2006-AR1, Class 1A1, 3.859%, 4/19/2036 (l)	1,943,175	1,798,716
GreenPoint Mortgage Funding Trust, Series 2006-OH1, Class A1, 1.418% (1 Month LIBOR USD + 0.180%), 1/25/2037 (a)	2,495,256	2,285,662
GreenPoint Mortgage Funding Trust, Series 2007-AR1, Class 3A2, 1.398% (1 Month LIBOR USD + 0.160%), 2/25/2037 (a)	2,582,938	2,471,479
GreenPoint Mortgage Funding Trust, Series 2007-AR2, Class 2A1, 1.438% (1 Month LIBOR USD + 0.200%), 5/25/2037 (a)	9,063,292	7,890,031
GreenPoint Mortgage Funding Trust, Series 2007-AR3, Class A1, 1.458% (1 Month LIBOR USD + 0.220%), 6/25/2037 (a)	7,455,527	6,814,807
GreenPoint Mortgage Funding Trust, Series 2005-AR4, Class 4A1A, 1.858% (1 Month LIBOR USD + 0.620%), 10/25/2045 (a)	2,478,943	2,251,703
GreenPoint Mortgage Funding Trust, Series 2007-AR1, Class 2A1A, 1.438% (1 Month LIBOR USD + 0.200%), 3/25/2047 (a)	24,909,032	22,572,863
GreenPoint MTA Trust, Series 2005-AR1, Class X1, 1.593%, 6/25/2045 (d)(l)	12,656,161	611,077
GS Mortgage Securities Corp. II, Series 2017-375H, Class A, 3.475%, 9/14/2037 (b)	5,750,000	5,902,799
GS Mortgage Securities Corp. Trust, Series 2017-500K, Class F, 3.039% (1 Month LIBOR USD + 1.800%), 7/15/2032 (a)(b)	4,000,000	4,004,372
GS Mortgage Securities Corp. Trust, Series 2017-500K, Class G, 3.739% (1 Month LIBOR USD + 2.500%), 7/15/2032 (a)(b)	2,508,000	2,518,702
GS Mortgage Securities Trust, Series 2007-GG10, Class AM, 5.780%, 8/10/2045 (l)	637,227	648,743
GS Mortgage Securities Trust, Series 2014-GC20, Class D, 4.859%, 4/10/2047 (b)(l)	5,000,000	3,637,545
GS Mortgage Securities Trust, Series 2015-GC34, Class C, 4.654%, 10/10/2048 (l)	7,000,000	7,178,402
GS Mortgage Securities Trust, Series 2015-GS1, Class C, 4.422%, 11/10/2048 (l)	10,100,000	10,221,109
GS Mortgage Securities Trust, Series 2016-GS3, Class D, 2.620%, 10/10/2049 (b)	2,500,000	1,906,837
GS Mortgage Securities Trust, Series 2016-GS3, Class C, 3.999%, 10/10/2049 (l)	7,000,000	7,028,259
GS Mortgage Securities Trust, Series 2016-GS4, Class D, 3.233%, 11/15/2049 (b)	10,000,000	8,224,400
GS Mortgage Securities Trust, Series 2017-GS5, Class D, 3.509%, 3/11/2050 (b)(l)	4,000,000	3,423,120
GS Mortgage Securities Trust., Series 2017-GS7, Class AS, 3.663%, 8/12/2050	4,500,000	4,593,203
GSMSC Resecuritization Trust, Series 2014-3R, Class 1B, 1.417% (1 Month LIBOR USD + 0.180%), 11/26/2036 (a)(b)	10,955,000	7,156,354
GSMSC Resecuritization Trust, Series 2014-5R, Class 3B1, 1.387% (1 Month LIBOR USD + 0.150%), 2/26/2037 (a)(b)	5,707,000	4,901,120
GSMSC Resecuritization Trust, Series 2014-5R, Class 3B3, 1.387% (1 Month LIBOR USD + 0.150%), 2/26/2037 (a)(b)	5,707,000	4,122,651
GSMSC Resecuritization Trust, Series 2014-5R, Class 3B2, 1.387% (1 Month LIBOR USD + 0.150%), 2/26/2037 (a)(b)	5,707,000	4,599,220
GSMSC Resecuritization Trust, Series 2014-5R, Class 3B4, 1.387% (1 Month LIBOR USD + 0.150%), 2/26/2037 (a)(b)	5,709,149	3,431,946
GSR Mortgage Loan Trust, Series 2005-AR3, Class 8A1, 3.585%, 5/25/2035 (l)	2,385,891	2,320,617
GSR Mortgage Loan Trust, Series 2005-AR3, Class 5A1, 3.705%, 5/25/2035 (l)	3,901,595	3,840,035
GSR Mortgage Loan Trust, Series 2005-AR3, Class 4A1, 3.738%, 5/25/2035 (l)	5,968,110	5,786,088
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3, 3.592%, 10/25/2035 (l)	1,919,708	1,726,597
GSR Mortgage Loan Trust, Series 2006-AR1, Class 2A1, 3.415%, 1/25/2036 (l)	3,662,785	3,586,588
GSR Mortgage Loan Trust, Series 2006-AR1, Class 3A1, 3.674%, 1/25/2036 (l)	509,703	486,753
GSR Mortgage Loan Trust, Series 2006-2F, Class 3A6, 6.000%, 2/25/2036	3,668,016	3,104,205
GSR Mortgage Loan Trust, Series 2006-1F, Class 2A5, 6.000%, 2/25/2036	2,181,448	2,089,363
GSR Mortgage Loan Trust, Series 2006-2F, Class 3A4, 6.000%, 2/25/2036	652,856	552,539
GSR Mortgage Loan Trust, Series 2007-2F, Class 3A7, 6.000%, 3/25/2037	16,522,929	16,042,442
GSR Mortgage Loan Trust, Series 2007-2F, Class 3A3, 6.000%, 3/25/2037	760,294	732,607
GSR Mortgage Loan Trust, Series 2007-3F, Class 4A1, 1.538% (1 Month LIBOR USD + 0.300%), 5/25/2037 (a)	9,338,503	5,185,092
GSR Mortgage Loan Trust, Series 2007-AR2, Class 1A1, 3.612%, 5/25/2037 (l)	360,432	323,782
GSR Mortgage Loan Trust, Series 2007-AR1, Class 2A1, 3.467%, 3/25/2047 (l)	13,362,293	12,503,231
HarborView Mortgage Loan Trust, Series 2004-7, Class X1, 0.500%, 11/19/2034 (d)(l)	4,157,677	64,336
HarborView Mortgage Loan Trust, Series 2004-11, Class 1A, 1.938% (1 Month LIBOR USD + 0.700%), 1/19/2035 (a)	972,339	721,320
HarborView Mortgage Loan Trust, Series 2005-1, Class X, 1.057%, 3/19/2035 (d)(l)	17,772,892	1,000,969
HarborView Mortgage Loan Trust, Series 2005-3, Class X2, 1.353%, 6/19/2035 (d)(l)	131,806,541	6,091,439
HarborView Mortgage Loan Trust, Series 2005-3, Class 2A1A, 1.478% (1 Month LIBOR USD + 0.240%), 6/19/2035 (a)	1,896,610	1,871,671
HarborView Mortgage Loan Trust, Series 2005-9, Class 2X, 1.331%, 6/20/2035 (b)(d)(l)	18,862,290	1,383,738
HarborView Mortgage Loan Trust, Series 2005-4, Class 3A1, 3.562%, 7/19/2035 (l)	2,027,705	1,853,929
HarborView Mortgage Loan Trust, Series 2005-4, Class 1A, 3.781%, 7/19/2035 (l)	1,484,317	1,417,821
HarborView Mortgage Loan Trust, Series 2005-8, Class 2A2A, 2.444% (12 Month US Treasury Average + 1.500%), 9/19/2035 (a)	4,484,081	3,865,718
HarborView Mortgage Loan Trust, Series 2005-12, Class X2B, 1.259%, 10/19/2035 (d)(l)	18,799,279	953,424
HarborView Mortgage Loan Trust, Series 2005-10, Class 2A1A, 1.548% (1 Month LIBOR USD + 0.310%), 11/19/2035 (a)	1,984,930	1,834,006
HarborView Mortgage Loan Trust, Series 2005-16, Class 3A1A, 1.488% (1 Month LIBOR USD + 0.250%), 1/19/2036 (a)	1,984,037	1,601,467
HarborView Mortgage Loan Trust, Series 2005-13, Class X, 0.888%, 2/19/2036 (d)(l)	37,193,881	1,873,530
HarborView Mortgage Loan Trust, Series 2006-10, Class 2A1A, 1.418% (1 Month LIBOR USD + 0.180%), 11/19/2036 (a)(f)	38,808,901	36,361,068
HarborView Mortgage Loan Trust, Series 2006-11, Class A1A, 1.408% (1 Month LIBOR USD + 0.170%), 12/19/2036 (a)	3,811,355	3,411,021
HarborView Mortgage Loan Trust, Series 2006-12, Class 2A13, 1.478% (1 Month LIBOR USD + 0.240%), 12/19/2036 (a)	2,305,443	2,044,732
HarborView Mortgage Loan Trust, Series 2006-SB1, Class A1A, 1.794% (12 Month US Treasury Average + 0.850%), 12/19/2036 (a)	12,779,793	11,935,100
HarborView Mortgage Loan Trust, Series 2006-14, Class 2A1A, 1.388% (1 Month LIBOR USD + 0.150%), 2/19/2037 (a)	10,212,195	9,522,739

HarborView Mortgage Loan Trust, Series 2007-1, Class 2A1A, 1.368% (1 Month LIBOR USD + 0.130%), 3/19/2037 (a)	25,106,619	22,949,132
HarborView Mortgage Loan Trust, Series 2007-6, Class 1A1A, 1.438% (1 Month LIBOR USD + 0.200%), 8/19/2037 (a)	19,206,099	17,806,013
HarborView Mortgage Loan Trust, Series 2006-12, Class 2A2A, 1.428% (1 Month LIBOR USD + 0.190%), 1/19/2038 (a)	24,232,810	23,168,626
HarborView Mortgage Loan Trust, Series 2007-2, Class 2A1A, 1.398% (1 Month LIBOR USD + 0.160%), 5/25/2038 (a)(f)	27,873,525	23,950,800
HarborView Mortgage Loan Trust, Series 2005-15, Class 2A11, 1.509% (1 Month LIBOR USD + 0.270%), 10/20/2045 (a)	5,876,541	5,779,573
HarborView Mortgage Loan Trust, Series 2005-15, Class X1, 2.048%, 10/20/2045 (d)(l)	12,394,323	913,598
HarborView Mortgage Loan Trust, Series 2005-15, Class 3A11, 2.944% (12 Month US Treasury Average + 2.000%), 10/20/2045 (a)	6,765,482	6,451,198
HarborView Mortgage Loan Trust, Series 2007-3, Class 2A1A, 1.438% (1 Month LIBOR USD + 0.200%), 5/19/2047 (a)(f)	31,785,765	29,964,854
Hilton USA Trust, Series 2016-SFP, Class F, 6.155%, 11/7/2035 (b)(l)	2,500,000	2,479,160
HMH Trust, Series 2017-NSS, Class A, 3.062%, 7/5/2031 (b)	7,000,000	7,035,147
HMH Trust, Series 2017-NSS, Class E, 6.292%, 7/5/2031 (b)	7,100,000	7,202,567
HomeBanc Mortgage Trust, Series 2005-1, Class A1, 1.488% (1 Month LIBOR USD + 0.250%), 3/25/2035 (a)	14,402,299	13,727,480
HomeBanc Mortgage Trust, Series 2005-1, Class A2, 1.548% (1 Month LIBOR USD + 0.310%), 3/25/2035 (a)	572,519	480,257
HomeBanc Mortgage Trust, Series 2005-3, Class A1, 1.478% (1 Month LIBOR USD + 0.240%), 7/25/2035 (a)(f)	3,957,690	3,867,296
HomeBanc Mortgage Trust, Series 2005-4, Class A2, 1.568% (1 Month LIBOR USD + 0.330%), 10/25/2035 (a)	2,197,831	2,202,653
HomeBanc Mortgage Trust, Series 2005-5, Class A1, 1.498% (1 Month LIBOR USD + 0.260%), 1/25/2036 (a)	8,907,159	8,810,124
HomeBanc Mortgage Trust, Series 2006-2, Class A1, 1.418% (1 Month LIBOR USD + 0.180%), 12/25/2036 (a)	1,485,020	1,465,606
HomeBanc Mortgage Trust, Series 2006-2, Class A2, 1.458% (1 Month LIBOR USD + 0.220%), 12/25/2036 (a)	4,441,329	4,194,192
Hyatt Hotel Portfolio Trust, Series 2017-HYT2, Class A, 1.897% (1 Month LIBOR USD + 0.660%), 8/16/2032 (a)(b)	5,000,000	4,998,816
Hyatt Hotel Portfolio Trust, Series 2017-HYT2, Class D, 3.093% (1 Month LIBOR USD + 1.850%), 8/16/2032 (a)(b)	5,550,000	5,545,243
Hyatt Hotel Portfolio Trust, Series 2017-HYT2, Class E, 3.592% (1 Month LIBOR USD + 2.350%), 8/16/2032 (a)(b)	9,250,000	9,259,367
Hyatt Hotel Portfolio Trust, Series 2017-HYT2, Class F, 4.290% (1 Month LIBOR USD + 3.050%), 8/16/2032 (a)(b)	2,775,000	2,781,176
IMPAC CMB Trust, Series 2004-4, Class 1A1, 1.878% (1 Month LIBOR USD + 0.640%), 9/25/2034 (a)	6,600,746	6,484,982
IMPAC CMB Trust, Series 2004-6, Class 1A2, 2.018% (1 Month LIBOR USD + 0.780%), 10/25/2034 (a)	5,724,751	5,497,163
IMPAC CMB Trust, Series 2004-10, Class 3A1, 1.938% (1 Month LIBOR USD + 0.700%), 3/25/2035 (a)	656,090	619,648
IMPAC CMB Trust, Series 2005-3, Class A1, 1.718% (1 Month LIBOR USD + 0.480%), 8/25/2035 (a)	12,024,871	11,029,212
IMPAC CMB Trust, Series 2005-3, Class A2, 1.838% (1 Month LIBOR USD + 0.600%), 8/25/2035 (a)	4,727,973	3,770,757
IMPAC CMB Trust, Series 2005-6, Class 1A2, 1.518% (1 Month LIBOR USD + 0.280%), 10/25/2035 (a)	4,416,368	3,744,219
IMPAC CMB Trust, Series 2005-6, Class 1A1, 1.738% (1 Month LIBOR USD + 0.500%), 10/25/2035 (a)	17,333,032	15,410,227
IMPAC CMB Trust, Series 2005-7, Class A2, 1.518% (1 Month LIBOR USD + 0.280%), 11/25/2035 (a)	4,232,764	3,532,351
IMPAC CMB Trust, Series 2005-7, Class A1, 1.758% (1 Month LIBOR USD + 0.520%), 11/25/2035 (a)(f)	35,417,003	29,896,484
IMPAC CMB Trust, Series 2007-A, Class A, 1.738% (1 Month LIBOR USD + 0.500%), 5/25/2037 (a)(b)	2,583,885	2,440,550
IMPAC Secured Assets CMN Owner Trust, Series 2005-2, Class A2C, 1.518% (1 Month LIBOR USD + 0.280%), 3/25/2036 (a)	4,464,874	3,744,886
IMPAC Secured Assets CMN Owner Trust, Series 2005-2, Class A2D, 1.668% (1 Month LIBOR USD + 0.430%), 3/25/2036 (a)	1,479,243	1,215,385
IMPAC Secured Assets Trust, Series 2006-2, Class 1A2B, 1.408% (1 Month LIBOR USD + 0.170%), 8/25/2036 (a)	11,001,623	9,073,918
IMPAC Secured Assets Trust, Series 2006-2, Class 1A2C, 1.518% (1 Month LIBOR USD + 0.280%), 8/25/2036 (a)	6,784,968	5,444,387
IMPAC Secured Assets Trust, Series 2006-4, Class A1, 1.428% (1 Month LIBOR USD + 0.190%), 1/25/2037 (a)	14,305,233	11,199,439
IMPAC Secured Assets Trust, Series 2007-1, Class A2, 1.398% (1 Month LIBOR USD + 0.160%), 3/25/2037 (a)	4,670,133	4,139,989
IMPAC Secured Assets Trust, Series 2007-2, Class 1A1B, 1.488% (1 Month LIBOR USD + 0.250%), 5/25/2037 (a)	14,869,203	12,471,455
IMPAC Secured Assets Trust, Series 2007-2, Class 1A1C, 1.618% (1 Month LIBOR USD + 0.380%), 5/25/2037 (a)	12,725,560	10,756,369
IMPAC Secured Assets Trust, Series 2007-3, Class A1B, 1.478% (1 Month LIBOR USD + 0.240%), 9/25/2037 (a)	35,902,899	29,950,557
IMT Trust, Series 2017-APTS, Class AFL, 1.939% (1 Month LIBOR USD + 0.700%), 6/15/2034 (a)(b)	7,600,000	7,609,454
IMT Trust, Series 2017-APTS, Class EFL, 3.389% (1 Month LIBOR USD + 2.150%), 6/15/2034 (a)(b)	6,000,000	6,014,958
IMT Trust, Series 2017-APTS, Class EFX, 3.497%, 6/15/2034 (b)(l)	13,000,000	12,313,535
IndyMac Imdex Mortgage Loan Trust, Series 2005-16IP, Class AX, 1.561%, 7/25/2045 (d)(l)	37,220,005	2,251,848
IndyMac Index Mortgage Loan Trust, Series 2004-AR8, Class 2A2A, 2.038% (1 Month LIBOR USD + 0.800%), 11/25/2034 (a)	896,018	817,654
IndyMac Index Mortgage Loan Trust, Series 2005-AR4, Class AX2, 1.364%, 3/25/2035 (d)(l)	37,201,143	1,880,927
IndyMac Index Mortgage Loan Trust, Series 2005-AR6, Class 2A1, 1.718% (1 Month LIBOR USD + 0.480%), 4/25/2035 (a)	3,343,771	3,227,291
IndyMac Index Mortgage Loan Trust, Series 2005-AR5, Class 2A1, 3.119%, 5/25/2035 (l)	2,604,609	2,503,933
IndyMac Index Mortgage Loan Trust, Series 2005-AR12, Class AX2, 1.836%, 7/25/2035 (d)(l)	45,410,352	3,469,623
IndyMac Index Mortgage Loan Trust, Series 2005-AR14, Class 2A1A, 1.538% (1 Month LIBOR USD + 0.300%), 8/25/2035 (a)	4,502,803	4,330,940
IndyMac Index Mortgage Loan Trust, Series 2005-AR14, Class 2X, 1.688%, 8/25/2035 (d)(l)	50,062,523	2,405,204
IndyMac Index Mortgage Loan Trust, Series 2005-AR13, Class 1A1, 3.400%, 8/25/2035 (l)	2,181,237	1,867,146
IndyMac Index Mortgage Loan Trust, Series 2005-AR15, Class A1, 3.330%, 9/25/2035 (f)(l)	15,061,713	14,185,709
IndyMac Index Mortgage Loan Trust, Series 2005-AR1, Class 3A1, 3.565%, 11/25/2035 (l)	2,926,296	2,771,718
IndyMac Index Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 3.760%, 11/25/2035 (l)	375,418	360,493
IndyMac Index Mortgage Loan Trust, Series 2006-AR9, Class 3A3, 3.340%, 6/25/2036 (l)	1,455,609	1,444,588
IndyMac Index Mortgage Loan Trust, Series 2006-AR15, Class A2, 1.448% (1 Month LIBOR USD + 0.210%), 7/25/2036 (a)	5,621,929	5,166,823
IndyMac Index Mortgage Loan Trust, Series 2006-AR13, Class A3, 3.490%, 7/25/2036 (l)	6,755,682	6,236,501
IndyMac Index Mortgage Loan Trust, Series 2006-AR19, Class 3A1, 3.572%, 8/25/2036 (l)	5,530,849	5,064,001
IndyMac Index Mortgage Loan Trust, Series 2006-AR27, Class 2A2, 1.438% (1 Month LIBOR USD + 0.200%), 10/25/2036 (a)	8,269,905	7,830,707
IndyMac Index Mortgage Loan Trust, Series 2006-AR29, Class A2, 1.318% (1 Month LIBOR USD + 0.080%), 11/25/2036 (a)	448,788	411,221
IndyMac Index Mortgage Loan Trust, Series 2006-AR31, Class A3, 3.544%, 11/25/2036 (l)	1,667,113	1,554,886
IndyMac Index Mortgage Loan Trust, Series 2006-AR35, Class 2A1A, 1.408% (1 Month LIBOR USD + 0.170%), 1/25/2037 (a)	2,411,787	2,295,503
IndyMac Index Mortgage Loan Trust, Series 2006-AR39, Class A1, 1.418% (1 Month LIBOR USD + 0.180%), 2/25/2037 (a)	3,593,390	3,312,075
IndyMac Index Mortgage Loan Trust, Series 2007-AR1, Class 3A1, 3.433%, 3/25/2037 (l)	3,026,276	2,890,372
IndyMac Index Mortgage Loan Trust, Series 2007-AR5, Class 2A1, 3.514%, 5/25/2037 (l)	719,130	634,757
IndyMac Index Mortgage Loan Trust, Series 2007-AR5, Class 1A1, 3.571%, 5/25/2037 (l)	2,650,429	1,761,459
IndyMac Index Mortgage Loan Trust, Series 2007-AR7, Class 2A1, 3.063%, 6/25/2037 (l)	508,510	464,525
IndyMac Index Mortgage Loan Trust, Series 2007-AR1, Class 2A1, 3.412%, 6/25/2037 (l)	10,487,214	9,113,253
IndyMac Index Mortgage Loan Trust, Series 2007-FLX4, Class 2A1, 1.418% (1 Month LIBOR USD + 0.180%), 7/25/2037 (a)	8,271,270	7,893,984
IndyMac Index Mortgage Loan Trust, Series 2007-FLX4, Class 1A1, 1.438% (1 Month LIBOR USD + 0.200%), 7/25/2037 (a)(f)	20,273,052	18,533,827
IndyMac Index Mortgage Loan Trust, Series 2007-AR13, Class 4A1, 3.313%, 7/25/2037 (l)	5,527,225	4,612,077
IndyMac Index Mortgage Loan Trust, Series 2007-FLX5, Class 2A1, 1.418% (1 Month LIBOR USD + 0.180%), 8/25/2037 (a)	6,201,710	5,686,311
IndyMac Index Mortgage Loan Trust, Series 2007-AR7, Class 1A1, 3.640%, 11/25/2037 (l)	3,776,756	3,752,479
IndyMac Index Mortgage Loan Trust, Series 2006-AR12, Class A1, 1.428% (1 Month LIBOR USD + 0.190%), 9/25/2046 (a)	7,727,624	6,814,149
Jefferies Resecuritization Trust, Series 2009-R2, Class 5A, 3.606%, 1/26/2036 (b)(l)	1,999,592	1,950,380
JP Morgan Alternative Loan Trust, Series 2006-A2, Class 1A4, 1.508% (1 Month LIBOR USD + 0.270%), 5/25/2036 (a)	2,998,546	2,619,893
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-FL6, Class B, 3.519% (1 Month LIBOR USD + 2.280%), 11/15/2031 (a)(b)	1,300,000	1,310,934
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-WPT, Class D, 4.989% (1 Month LIBOR USD + 3.750%), 10/17/2033 (a)(b)	3,000,000	3,035,694
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-CB12, Class B, 5.317%, 9/12/2037 (l)	10,000,000	9,276,580
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class AJ, 5.502%, 6/12/2047 (l)	5,000,000	4,067,580
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class AM, 5.464%, 1/15/2049 (l)	920,148	925,444

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class B, 5.936%, 2/15/2051 (l)	11,357,000	9,949,800
JP Morgan Mortgage Trust, Series 2005-A6, Class 7A1, 3.608%, 8/25/2035 (l)	23,029	22,295
JP Morgan Mortgage Trust, Series 2005-A8, Class 3A1, 3.422%, 11/25/2035 (l)	386,064	377,354
JP Morgan Mortgage Trust, Series 2005-S3, Class 1A14, 5.500%, 1/25/2036	2,748,784	2,618,376
JP Morgan Mortgage Trust, Series 2006-A1, Class 2A2, 3.416%, 2/25/2036 (l)	464,659	438,635
JP Morgan Mortgage Trust, Series 2006-A6, Class 3A2, 3.419%, 10/25/2036 (l)	671,134	595,341
JP Morgan Mortgage Trust, Series 2006-A6, Class 2A4L, 3.574%, 10/25/2036 (l)	1,970,064	1,817,703
JP Morgan Mortgage Trust, Series 2007-A3, Class 1A1, 3.426%, 5/25/2037 (l)	587,657	552,293
JP Morgan Mortgage Trust, Series 2007-A4, Class 3A3, 3.278%, 6/25/2037 (l)	4,053,090	3,685,357
JP Morgan Resecuritization Trust, Series 2010-6, Class 3A8, 3.411%, 3/26/2034 (l)	1,271,819	1,204,955
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class RIM, 4.304%, 9/15/2047 (b)	5,000,000	4,724,605
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class D, 4.559%, 9/15/2047 (b)(l)	8,000,000	6,718,808
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class D, 3.924%, 11/15/2047 (b)(l)	3,660,000	3,118,459
JPMBB Commercial Mortgage Securities Trust, Series 2014-C25, Class C, 4.446%, 11/18/2047 (l)	7,398,500	7,461,025
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class C, 4.618%, 8/15/2048 (l)	10,000,000	10,128,070
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP5, Class C, 3.899%, 3/17/2050 (l)	6,000,000	6,009,582
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP7, Class C, 3.660%, 9/15/2050 (l)	9,750,000	9,594,829
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP7, Class D, 4.410%, 9/16/2050 (b)(l)	4,750,000	4,619,565
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class D, 4.580%, 3/17/2050 (b)(l)	3,000,000	2,924,580
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class D, 3.000%, 10/17/2050 (b)	4,000,000	3,159,116
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class C, 6.261%, 7/15/2040 (l)	6,000,000	5,908,374
LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class AJ, 6.140%, 4/15/2041 (l)	4,075,102	2,383,935
LCCM, Series 2017-LC26, Class C, 4.706%, 7/12/2050 (b)	9,000,000	9,063,990
Lehman Mortgage Trust, Series 2007-5, Class PO1, 0.000%, 6/25/2037 (c)	98,438	82,120
Lehman Mortgage Trust, Series 2007-9, Class AP, 0.000%, 10/25/2037 (c)	199,370	170,394
Lehman XS Trust, Series 2005-5N, Class 3A1A, 1.538% (1 Month LIBOR USD + 0.300%), 11/25/2035 (a)	14,947,464	14,233,393
Lehman XS Trust, Series 2005-7N, Class 1A1A, 1.508% (1 Month LIBOR USD + 0.270%), 12/25/2035 (a)	8,495,874	8,032,815
Lehman XS Trust, Series 2005-9N, Class 1A1, 1.508% (1 Month LIBOR USD + 0.270%), 2/25/2036 (a)	4,514,077	4,179,697
Lehman XS Trust, Series 2007-18N, Class 2A1, 2.087% (1 Month LIBOR USD + 0.850%), 10/25/2037 (a)	2,118,021	1,989,453
Lehman XS Trust, Series 2006-2N, Class 1A1, 1.498% (1 Month LIBOR USD + 0.260%), 2/25/2046 (a)	3,787,426	3,313,248
Lehman XS Trust, Series 2006-4N, Class A1C1, 1.468% (1 Month LIBOR USD + 0.230%), 4/25/2046 (a)	20,630,105	19,452,683
Lehman XS Trust, Series 2006-GP1, Class A3A, 1.468% (1 Month LIBOR USD + 0.230%), 5/25/2046 (a)	2,729,853	2,576,165
Lehman XS Trust, Series 2006-10N, Class 1A3A, 1.448% (1 Month LIBOR USD + 0.210%), 7/25/2046 (a)	3,983,433	3,766,527
Lehman XS Trust, Series 2006-14N, Class 2A, 1.438% (1 Month LIBOR USD + 0.200%), 9/25/2046 (a)	13,173,619	12,560,374
Lehman XS Trust, Series 2006-16N, Class A4A, 1.428% (1 Month LIBOR USD + 0.190%), 11/25/2046 (a)	4,219,184	3,925,769
Lehman XS Trust, Series 2007-4N, Class 1A3, 1.478% (1 Month LIBOR USD + 0.240%), 3/25/2047 (a)(f)	32,019,978	27,573,332
Lehman XS Trust, Series 2007-15N, Class 3A1, 1.488% (1 Month LIBOR USD + 0.250%), 8/25/2047 (a)(f)	33,764,435	28,452,209
LSTAR Commercial Mortgage Trust, Series 2017-5, Class C, 4.870%, 3/10/2050 (b)(l)	8,500,000	7,794,109
LSTAR Securities Investment Ltd., Series 2016-5, Class A1, 3.235% (1 Month LIBOR USD + 2.000%), 11/1/2021 (a)(b)	3,820,523	3,831,262
LSTAR Securities Investment Ltd., Series 2017-2, Class A1, 3.235% (1 Month LIBOR USD + 2.000%), 2/1/2022 (a)(b)	9,853,250	9,849,614
LSTAR Securities Investment Ltd., Series 2017-3, Class A1, 3.235% (1 Month LIBOR USD + 2.000%), 4/1/2022 (a)(b)	7,031,382	7,049,319
Luminent Mortgage Trust, Series 2006-5, Class A1A, 1.428% (1 Month LIBOR USD + 0.190%), 7/25/2036 (a)	9,750,996	7,364,313
Luminent Mortgage Trust, Series 2007-1, Class 1A1, 1.398% (1 Month LIBOR USD + 0.160%), 11/25/2036 (a)	5,481,465	4,773,068
Luminent Mortgage Trust, Series 2006-7, Class 2A1, 1.408% (1 Month LIBOR USD + 0.170%), 12/25/2036 (a)	12,670,491	11,509,975
Luminent Mortgage Trust, Series 2007-2, Class 1A2, 1.518% (1 Month LIBOR USD + 0.280%), 5/25/2037 (a)	4,558,053	4,383,767
Luminent Mortgage Trust, Series 2006-6, Class A1, 1.438% (1 Month LIBOR USD + 0.200%), 10/25/2046 (a)(f)	24,955,382	23,963,979
MASTR Adjustable Rate Mortgages Trust, Series 2004-15, Class 2A2, 3.711%, 12/25/2034 (l)	25,734	24,473
MASTR Adjustable Rate Mortgages Trust, Series 2005-1, Class 9A1, 3.302%, 1/25/2035 (l)	392,089	386,763
MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 5A1, 3.421%, 3/25/2035 (l)	1,641,318	1,627,453
MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 3A1, 3.424%, 3/25/2035 (l)	506,977	499,240
MASTR Adjustable Rate Mortgages Trust, Series 2005-6, Class 7A1, 3.573%, 6/25/2035 (l)	968,410	909,987
MASTR Adjustable Rate Mortgages Trust, Series 2005-6, Class 3AX, 0.000%, 7/25/2035 (d)(l)	10,761,853	228,689
MASTR Adjustable Rate Mortgages Trust, Series 2005-7, Class 2A1, 3.539%, 9/25/2035 (l)	2,412,369	2,220,421
MASTR Adjustable Rate Mortgages Trust, Series 2005-8, Class 3A1, 3.537% (12 Month LIBOR USD + 1.750%), 12/25/2035 (a)	15,921,505	15,540,185
MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 3A1, 3.608%, 1/25/2036 (l)	4,653,751	4,617,373
MASTR Adjustable Rate Mortgages Trust, Series 2007-2, Class A1, 1.388% (1 Month LIBOR USD + 0.150%), 3/25/2047 (a)	2,019,507	1,858,497
MASTR Alternative Loan Trust, Series 2007-1, Class 15PO, 0.000%, 11/25/2021 (c)	12,000	6,384
MASTR Alternative Loan Trust, Series 2004-6, Class 30PO, 0.000%, 7/25/2034 (c)	202,419	167,377
MASTR Alternative Loan Trust, Series 2006-1, Class A2, 1.938% (1 Month LIBOR USD + 0.700%), 2/25/2036 (a)	3,473,115	2,175,240
MASTR Alternative Loan Trust, Series 2006-2, Class 1A2, 6.000%, 3/25/2036	878,899	848,690
MASTR Asset Securitization Trust, Series 2005-2, Class PO, 0.000%, 11/25/2035 (c)	64,361	54,343
MASTR Asset Securitization Trust, Series 2005-2, Class 1A6, 5.250%, 11/25/2035	44,413	42,523
MASTR Asset Securitization Trust, Series 2007-1, Class AP, 0.000%, 11/25/2037 (c)	48,105	38,689
MASTR Resecuritization Trust, Series 2008-3, Class A1, 1.672%, 8/25/2037 (b)(l)	11,253,936	8,484,151
Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR3, Class A1, 1.427% (1 Month LIBOR USD + 0.190%), 7/25/2047 (a)	4,416,614	3,774,261
Merrill Lynch Mortgage Backed Securities Trust, Series 2007-1, Class 1A1, 3.684%, 4/25/2037 (l)	4,594,764	4,368,968
Merrill Lynch Mortgage Investors Trust, Series 2003-B, Class A1, 1.918% (1 Month LIBOR USD + 0.680%), 4/25/2028 (a)	4,166,642	4,161,309
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 3A, 3.275%, 11/25/2035 (l)	14,953,248	15,280,201
Merrill Lynch Mortgage Investors Trust, Series 2005-A9, Class 2A1E, 3.472%, 12/25/2035 (l)	1,567,517	1,512,792
Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 3A1, 3.605%, 5/25/2036 (l)	1,957,507	1,835,607
Mill City Mortgage Loan Trust, Series 2017-2, Class A3, 2.830%, 7/25/2059 (b)	4,418,003	4,455,282
ML-CFC Commercial Mortgage Trust, Series 2007-7, Class AM, 5.732%, 6/12/2050 (l)	142,135	142,598
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class D, 4.755%, 6/15/2047 (b)(l)	10,000,000	8,993,170
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class C, 4.451%, 8/15/2047 (g)(l)	10,000,000	10,081,550
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class D, 3.257%, 8/16/2047 (b)	5,500,000	4,000,480
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class D, 4.241%, 4/17/2048 (b)(l)	3,000,000	2,568,819
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class C, 4.352%, 5/15/2048 (l)	3,500,000	3,476,011
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class C, 4.752%, 5/15/2049 (l)	10,400,000	10,981,672
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C33, Class D, 3.356%, 5/15/2050 (b)	4,650,000	3,807,071
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class D, 4.134%, 7/15/2050 (b)(l)	3,500,000	2,980,726
Morgan Stanley Capital I Trust, Series 2016-PSQ, Class C, 3.826%, 1/10/2038 (b)(l)	5,000,000	4,795,250
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class D, 5.587%, 2/12/2044 (l)	6,000,000	540,678
Morgan Stanley Capital I Trust, Series 2011-C2, Class D, 5.483%, 6/17/2044 (b)(l)	3,500,000	3,640,304

Morgan Stanley Capital I Trust, Series 2007-IQ16, Class AJFX, 6.137%, 12/12/2049 (l)	2,000,000	1,953,438
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 1A, 3.338%, 7/25/2035 (f)(l)	15,180,049	12,577,748
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 3A, 3.545%, 7/25/2035 (l)	1,684,622	1,575,643
Morgan Stanley Mortgage Loan Trust, Series 2005-5AR, Class 1A4, 1.608% (1 Month LIBOR USD + 0.370%), 9/25/2035 (a)	5,951,228	5,963,928
Morgan Stanley Mortgage Loan Trust, Series 2005-9AR, Class 1A, 1.528% (1 Month LIBOR USD + 0.290%), 12/25/2035 (a)	3,210,247	2,674,553
Morgan Stanley Mortgage Loan Trust, Series 2005-11AR, Class A1, 1.518% (1 Month LIBOR USD + 0.280%), 1/25/2036 (a)	1,497,647	1,155,603
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 1A1, 1.488% (1 Month LIBOR USD + 0.250%), 3/25/2036 (a)	6,239,122	5,023,997
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 1A3, 1.498% (1 Month LIBOR USD + 0.260%), 3/25/2036 (a)	3,769,926	3,032,891
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 1AX, 2.670%, 3/25/2036 (d)(l)	46,884,982	4,383,980
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A1, 3.468%, 3/25/2036 (g)(l)	14,072,218	12,397,596
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A3, 3.468%, 3/25/2036 (l)	3,938,071	3,478,730
Morgan Stanley Mortgage Loan Trust, Series 2006-5AR, Class AX, 2.650%, 4/25/2036 (d)(l)	44,369,439	3,413,563
Morgan Stanley Mortgage Loan Trust, Series 2006-9AR, Class A1, 1.408% (1 Month LIBOR USD + 0.170%), 8/25/2036 (a)	2,972,510	1,587,246
Morgan Stanley Mortgage Loan Trust, Series 2007-11AR, Class 2A5, 2.469%, 6/25/2037 (l)	1,053,306	694,433
Morgan Stanley Mortgage Loan Trust, Series 2007-11AR, Class 2A3, 3.108%, 6/25/2037 (l)	2,797,224	1,939,777
Morgan Stanley Mortgage Loan Trust, Series 2007-15AR, Class 2A1, 3.387%, 11/25/2037 (l)	9,995,351	9,415,750
Morgan Stanley Mortgage Loan Trust, Series 2007-6XS, Class 2A5S, 6.000%, 2/25/2047 (l)	4,198,115	2,967,013
Morgan Stanley Re-REMIC Trust, Series 2012-R1, Class 1B, 0.397% (1 Month LIBOR USD + 0.180%), 2/26/2037 (a)(b)	21,403,993	19,393,645
Morgan Stanley Re-REMIC Trust, Series 2010-R6, Class 4B, 1.427% (1 Month LIBOR USD + 0.190%), 2/26/2037 (a)(b)	16,201,221	14,356,858
Morgan Stanley Resecuritization Trust, Series 2014-R2, Class 1B, 1.709% (12 Month US Treasury Average + 0.820%), 12/27/2046 (a)(b)	20,208,514	15,214,081
Morgan Stanley Resecuritization Trust, Series 2015-R4, Class CB2, 0.598%, 8/26/2047 (b)(l)	5,146,000	3,823,365
Morgan Stanley Resecuritization Trust, Series 2015-R4, Class CB3, 0.598%, 8/26/2047 (b)(l)	1,010,309	676,681
MortgageIT Securities Corp. Mortgage Loan Trust, Series 2007-2, Class A1, 1.738% (1 Month LIBOR USD + 0.500%), 9/25/2037 (a)(f)	24,071,288	23,961,354
MortgageIT Securities Corp. Mortgage Loan Trust, Series 2007-1, Class 2A12, 1.388% (1 Month LIBOR USD + 0.150%), 6/25/2047 (a)	5,306,982	4,154,852
MortgageIT Securities Corp. Mortgage Loan Trust, Series 2007-1, Class 2A14, 1.518% (1 Month LIBOR USD + 0.280%), 6/25/2047 (a)	4,878,626	4,025,081
MortgageIT Trust, Series 2005-2, Class 1A1, 1.758% (1 Month LIBOR USD + 0.520%), 5/25/2035 (a)	559,636	556,444
MortgageIT Trust, Series 2006-1, Class 2A1A, 1.448% (1 Month LIBOR USD + 0.210%), 4/25/2036 (a)	5,801,874	5,339,575
Motel 6 Trust, Series 2017-MTL6, Class E, 4.489% (1 Month LIBOR USD + 3.250%), 8/15/2034 (a)(b)	3,986,995	3,992,087
Motel 6 Trust, Series 2017-MTL6, Class F, 5.489% (1 Month LIBOR USD + 4.250%), 8/15/2034 (a)(b)	4,734,557	4,749,059
MSCG Trust, Series 2016-SNR, Class C, 5.205%, 11/16/2034 (b)	5,000,000	5,111,475
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR4, Class 3A1, 3.822%, 8/25/2035 (l)	4,133,759	4,136,008
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR1, Class 2A1, 3.609%, 2/25/2036 (l)	1,341,740	1,127,668
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR3, Class A1A, 1.398% (1 Month LIBOR USD + 0.160%), 10/25/2036 (a)	2,331,115	1,925,925
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR4, Class A3, 1.408% (1 Month LIBOR USD + 0.170%), 12/25/2036 (a)	350,317	295,679
Nomura Resecuritization Trust, Series 2014-6R, Class 3A2, 1.497% (1 Month LIBOR USD + 0.260%), 1/26/2036 (a)(b)	7,037,372	6,385,148
Nomura Resecuritization Trust, Series 2015-2R, Class 3A1, 1.599% (1 Month LIBOR USD + 0.150%), 11/26/2036 (a)(b)	2,791,315	2,797,668
Nomura Resecuritization Trust, Series 2011-4RA, Class 1A10, 2.768%, 12/29/2036 (b)(l)	12,506,662	11,737,052
Nomura Resecuritization Trust, Series 2014-3R, Class 4A15, 1.363% (1 Month LIBOR USD + 0.160%), 3/26/2037 (a)(b)	6,892,989	3,555,266
OCP CLO Ltd., Series 2012-2A, Class ER, 9.615% (3 Month LIBOR USD + 8.300%), 11/22/2025 (a)(b)	3,000,000	3,091,005
PHH Alternative Mortgage Trust, Series 2007-2, Class 4PO, 0.000%, 5/25/2022 (c)	15,212	14,419
PHH Alternative Mortgage Trust, Series 2007-1, Class 21PO, 0.000%, 2/25/2037 (c)	31,651	21,940
PHH Alternative Mortgage Trust, Series 2007-1, Class 1A1, 1.398% (1 Month LIBOR USD + 0.160%), 2/25/2037 (a)	4,760,965	4,067,773
PHH Alternative Mortgage Trust, Series 2007-2, Class 1A3, 1.568% (1 Month LIBOR USD + 0.330%), 5/25/2037 (a)	4,398,061	4,123,472
PHH Alternative Mortgage Trust, Series 2007-2, Class 2A5, 1.788% (1 Month LIBOR USD + 0.550%), 5/25/2037 (a)	8,607,477	6,087,130
PHH Alternative Mortgage Trust, Series 2007-2, Class 2A2, 6.000%, 5/25/2037	1,942,219	1,771,480
Prime Mortgage Trust, Series 2005-4, Class 2A4, 1.738% (1 Month LIBOR USD + 0.500%), 10/25/2035 (a)	64,581	61,368
RAIT Trust, Series 2015-FL5, Class A, 3.339% (1 Month LIBOR USD + 2.100%), 1/15/2031 (a)(b)	312,863	313,649
RAIT Trust, Series 2017-FL7, Class C, 3.739% (1 Month LIBOR USD + 2.500%), 6/15/2037 (a)(b)	7,000,000	7,074,312
ReadyCap Commercial Mortgage Trust, Series 2017-FL1, Class A, 2.088% (1 Month LIBOR USD + 0.850%), 5/25/2034 (a)(b)	2,144,585	2,146,625
ReadyCap Commercial Mortgage Trust, Series 2017-FL1, Class C, 3.488% (1 Month LIBOR USD + 2.250%), 5/25/2034 (a)(b)	1,750,000	1,692,600
Residential Accredit Loans, Inc. Trust, Series 2005-QA4, Class A31, 3.858%, 4/25/2035 (l)	6,040,695	5,663,170
Residential Accredit Loans, Inc. Trust, Series 2005-QS9, Class AP, 0.000%, 6/25/2035 (c)	40,019	31,777
Residential Accredit Loans, Inc. Trust, Series 2005-QS7, Class A1, 5.500%, 6/25/2035	4,250,484	3,987,596
Residential Accredit Loans, Inc. Trust, Series 2005-QS11, Class A2, 1.738% (1 Month LIBOR USD + 0.500%), 7/25/2035 (a)	578,036	499,873
Residential Accredit Loans, Inc. Trust, Series 2005-QA7, Class A22, 3.875%, 7/25/2035 (l)	4,132,294	3,928,841
Residential Accredit Loans, Inc. Trust, Series 2005-QA8, Class CB21, 4.026%, 7/25/2035 (l)	645,936	536,609
Residential Accredit Loans, Inc. Trust, Series 2005-QS12, Class A10, 2.588% (1 Month LIBOR USD + 1.350%), 8/25/2035 (a)	7,157,723	6,208,916
Residential Accredit Loans, Inc. Trust, Series 2005-QS12, Class A4, 5.500%, 8/25/2035	10,986,339	10,398,679
Residential Accredit Loans, Inc. Trust, Series 2005-QS10, Class 3A3, 5.500%, 8/25/2035	1,726,297	1,587,913
Residential Accredit Loans, Inc. Trust, Series 2005-QS12, Class A3, 5.500%, 8/25/2035	1,798,121	1,726,779
Residential Accredit Loans, Inc. Trust, Series 2005-QS13, Class AP, 0.000%, 9/25/2035 (c)	537,854	351,242
Residential Accredit Loans, Inc. Trust, Series 2005-QS13, Class 1A1, 1.638% (1 Month LIBOR USD + 0.400%), 9/25/2035 (a)	285,232	199,655
Residential Accredit Loans, Inc. Trust, Series 2005-QS13, Class 1A6, 5.500%, 9/25/2035	1,316,289	1,265,835
Residential Accredit Loans, Inc. Trust, Series 2005-QS14, Class 2A1, 6.000%, 9/25/2035	9,082,312	6,956,552
Residential Accredit Loans, Inc. Trust, Series 2005-QS16, Class A1, 1.938% (1 Month LIBOR USD + 0.700%), 11/25/2035 (a)	1,198,742	962,858
Residential Accredit Loans, Inc. Trust, Series 2005-QS17, Class AP, 0.000%, 12/25/2035 (c)	1,021,310	784,907
Residential Accredit Loans, Inc. Trust, Series 2005-QA13, Class 2A1, 4.259%, 12/25/2035 (l)	9,732,506	8,950,460
Residential Accredit Loans, Inc. Trust, Series 2005-QS17, Class A10, 6.000%, 12/25/2035	2,863,448	2,768,212
Residential Accredit Loans, Inc. Trust, Series 2006-QS1, Class A5, 2.148% (1 Month LIBOR USD + 0.910%), 1/25/2036 (a)	12,540,183	10,012,020
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A10, 1.738% (1 Month LIBOR USD + 0.500%), 2/25/2036 (a)	10,557,430	8,642,249
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A2, 1.738% (1 Month LIBOR USD + 0.500%), 2/25/2036 (a)	1,065,188	869,181
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A14, 1.938% (1 Month LIBOR USD + 0.700%), 2/25/2036 (a)	13,503,383	11,147,852
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A5, 2.238% (1 Month LIBOR USD + 1.000%), 2/25/2036 (a)	1,797,469	1,502,928
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A9, 5.500%, 2/25/2036	3,586,549	3,397,635
Residential Accredit Loans, Inc. Trust, Series 2006-QS3, Class 1A8, 1.638% (1 Month LIBOR USD + 0.400%), 3/25/2036 (a)	4,191,620	3,293,100
Residential Accredit Loans, Inc. Trust, Series 2006-QS3, Class 1A1, 1.938% (1 Month LIBOR USD + 0.700%), 3/25/2036 (a)	7,769,259	6,054,296
Residential Accredit Loans, Inc. Trust, Series 2006-QS3, Class 1A10, 6.000%, 3/25/2036	474,220	442,581
Residential Accredit Loans, Inc. Trust, Series 2006-QS3, Class 1A14, 6.000%, 3/25/2036	3,990,572	3,798,782
Residential Accredit Loans, Inc. Trust, Series 2006-QA3, Class A2, 1.538% (1 Month LIBOR USD + 0.300%), 4/25/2036 (a)	23,970,489	21,118,432
Residential Accredit Loans, Inc. Trust, Series 2006-QS4, Class A2, 6.000%, 4/25/2036	1,812,736	1,664,347
Residential Accredit Loans, Inc. Trust, Series 2006-QS5, Class AP, 0.000%, 5/25/2036 (c)	207,546	154,306
Residential Accredit Loans, Inc. Trust, Series 2006-QA4, Class A, 1.418% (1 Month LIBOR USD + 0.180%), 5/25/2036 (a)	3,732,934	3,398,392
Residential Accredit Loans, Inc. Trust, Series 2006-QS5, Class A9, 6.000%, 5/25/2036	3,830,581	3,419,388

Residential Accredit Loans, Inc. Trust, Series 2006-QS5, Class A1, 6.000%, 5/25/2036	2,681,107	2,393,864
Residential Accredit Loans, Inc. Trust, Series 2006-QS7, Class A1, 6.000%, 6/25/2036	2,324,720	2,108,707
Residential Accredit Loans, Inc. Trust, Series 2006-QS7, Class A3, 6.000%, 6/25/2036	2,878,830	2,612,455
Residential Accredit Loans, Inc. Trust, Series 2006-QS9, Class 1AP, 0.000%, 7/25/2036 (c)	76,645	56,613
Residential Accredit Loans, Inc. Trust, Series 2006-QS9, Class 2AP, 0.000%, 7/25/2036 (c)	65,721	26,348
Residential Accredit Loans, Inc. Trust, Series 2006-QA5, Class 1A2, 1.418% (1 Month LIBOR USD + 0.180%), 7/25/2036 (a)	2,548,129	1,747,329
Residential Accredit Loans, Inc. Trust, Series 2006-QA6, Class A1, 1.428% (1 Month LIBOR USD + 0.190%), 7/25/2036 (a)	1,596,707	1,454,102
Residential Accredit Loans, Inc. Trust, Series 2006-QS9, Class 1A8, 1.888% (1 Month LIBOR USD + 0.650%), 7/25/2036 (a)	2,697,673	1,987,540
Residential Accredit Loans, Inc. Trust, Series 2006-QS9, Class 1A10, 6.500%, 7/25/2036	3,879,770	3,497,069
Residential Accredit Loans, Inc. Trust, Series 2006-QA7, Class 1A1, 1.428% (1 Month LIBOR USD + 0.190%), 8/25/2036 (a)	21,349,249	20,047,372
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A5, 1.538% (1 Month LIBOR USD + 0.300%), 8/25/2036 (a)	2,130,062	1,387,573
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A1, 6.000%, 8/25/2036	4,982,298	4,657,028
Residential Accredit Loans, Inc. Trust, Series 2006-QS8, Class A2, 6.000%, 8/25/2036	2,344,299	2,146,637
Residential Accredit Loans, Inc. Trust, Series 2006-QS8, Class A1, 6.000%, 8/25/2036	5,019,744	4,497,344
Residential Accredit Loans, Inc. Trust, Series 2008-QR1, Class 1A4, 6.000%, 8/25/2036	1,293,618	993,916
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A15, 6.000%, 8/25/2036	684,058	597,438
Residential Accredit Loans, Inc. Trust, Series 2006-QS11, Class 1A8, 6.000%, 8/25/2036	5,697,701	4,850,145
Residential Accredit Loans, Inc. Trust, Series 2006-QS11, Class 1A2, 6.000%, 8/25/2036	5,718,863	5,127,962
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A10, 6.000%, 8/25/2036	524,057	457,599
Residential Accredit Loans, Inc. Trust, Series 2006-QS12, Class AP, 0.000%, 9/25/2036 (c)	351,894	263,436
Residential Accredit Loans, Inc. Trust, Series 2006-QS12, Class 2A18, 5.750%, 9/25/2036	729,881	660,448
Residential Accredit Loans, Inc. Trust, Series 2006-QS12, Class 2A4, 6.000%, 9/25/2036	7,371,607	6,755,208
Residential Accredit Loans, Inc. Trust, Series 2006-QS15, Class AP, 0.000%, 10/25/2036 (c)	276,588	175,001
Residential Accredit Loans, Inc. Trust, Series 2006-QS15, Class A1, 6.500%, 10/25/2036	3,714,007	3,465,721
Residential Accredit Loans, Inc. Trust, Series 2006-QS15, Class A5, 6.500%, 10/25/2036	2,819,966	2,734,299
Residential Accredit Loans, Inc. Trust, Series 2006-QS16, Class AP, 0.000%, 11/25/2036 (c)	261,285	154,840
Residential Accredit Loans, Inc. Trust, Series 2006-QS14, Class A15, 1.538% (1 Month LIBOR USD + 0.300%), 11/25/2036 (a)	3,990,873	2,599,219
Residential Accredit Loans, Inc. Trust, Series 2006-QS16, Class A10, 6.000%, 11/25/2036	7,693,067	6,840,052
Residential Accredit Loans, Inc. Trust, Series 2006-QS16, Class A3, 6.000% (1 Month LIBOR USD + 0.550%), 11/25/2036 (a)	19,666,468	18,177,264
Residential Accredit Loans, Inc. Trust, Series 2006-QS14, Class A1, 6.500%, 11/25/2036	1,382,949	1,183,557
Residential Accredit Loans, Inc. Trust, Series 2006-QS14, Class A13, 6.500%, 11/25/2036	2,095,025	1,867,991
Residential Accredit Loans, Inc. Trust, Series 2006-QA11, Class A1, 1.408% (1 Month LIBOR USD + 0.170%), 12/25/2036 (a)	304,701	258,242
Residential Accredit Loans, Inc. Trust, Series 2006-QA10, Class A2, 1.418% (1 Month LIBOR USD + 0.180%), 12/25/2036 (a)	1,165,184	1,058,847
Residential Accredit Loans, Inc. Trust, Series 2006-QA10, Class A1, 1.423% (1 Month LIBOR USD + 0.190%), 12/25/2036 (a)	4,796,687	4,509,806
Residential Accredit Loans, Inc. Trust, Series 2006-QS18, Class 2A1, 1.688% (1 Month LIBOR USD + 0.450%), 12/25/2036 (a)	17,313,717	12,368,712
Residential Accredit Loans, Inc. Trust, Series 2006-QS17, Class A7, 6.000%, 12/25/2036	5,615,498	4,928,111
Residential Accredit Loans, Inc. Trust, Series 2006-QS17, Class A6, 6.250%, 12/25/2036	13,087,173	11,711,384
Residential Accredit Loans, Inc. Trust, Series 2007-QS1, Class 1AP, 0.000%, 1/25/2037 (c)	291,109	190,859
Residential Accredit Loans, Inc. Trust, Series 2007-QA1, Class A3, 1.408% (1 Month LIBOR USD + 0.170%), 1/25/2037 (a)	3,355,043	3,063,329
Residential Accredit Loans, Inc. Trust, Series 2007-QS1, Class 1A5, 1.788% (1 Month LIBOR USD + 0.550%), 1/25/2037 (a)	1,968,618	1,540,601
Residential Accredit Loans, Inc. Trust, Series 2007-QS1, Class 2A4, 1.788% (1 Month LIBOR USD + 0.550%), 1/25/2037 (a)	20,756,549	15,717,648
Residential Accredit Loans, Inc. Trust, Series 2007-QS1, Class 2A10, 6.000%, 1/25/2037	3,999,858	3,500,403
Residential Accredit Loans, Inc. Trust, Series 2007-QS2, Class A4, 6.250%, 1/25/2037	2,214,880	1,856,526
Residential Accredit Loans, Inc. Trust, Series 2007-QS3, Class AP, 0.000%, 2/25/2037 (c)	1,098,689	558,624
Residential Accredit Loans, Inc. Trust, Series 2007-QS3, Class AV, 0.353%, 2/25/2037 (d)(l)	57,603,970	885,258
Residential Accredit Loans, Inc. Trust, Series 2007-QS5, Class AP, 0.000%, 3/25/2037 (c)	665,646	374,614
Residential Accredit Loans, Inc. Trust, Series 2007-QS4, Class 4A3, 0.000%, 3/25/2037 (c)	880,206	72,149
Residential Accredit Loans, Inc. Trust, Series 2007-QS5, Class A1, 5.500%, 3/25/2037	913,326	787,590
Residential Accredit Loans, Inc. Trust, Series 2007-QS4, Class 3A4, 6.000%, 3/25/2037	6,833,708	5,976,249
Residential Accredit Loans, Inc. Trust, Series 2007-QS6, Class AP, 0.000%, 4/25/2037 (c)	1,071,125	625,867
Residential Accredit Loans, Inc. Trust, Series 2007-QS6, Class A1, 1.568% (1 Month LIBOR USD + 0.330%), 4/25/2037 (a)	5,586,278	3,881,385
Residential Accredit Loans, Inc. Trust, Series 2007-QA3, Class A1, 1.338% (1 Month LIBOR USD + 0.100%), 5/25/2037 (a)	4,143,221	3,733,958
Residential Accredit Loans, Inc. Trust, Series 2007-QA3, Class A3, 1.428% (1 Month LIBOR USD + 0.190%), 5/25/2037 (a)	17,540,524	15,550,973
Residential Accredit Loans, Inc. Trust, Series 2007-QS7, Class 1A1, 6.000%, 5/25/2037	15,936,283	14,646,672
Residential Accredit Loans, Inc. Trust, Series 2007-QS8, Class A1, 1.638% (1 Month LIBOR USD + 0.400%), 6/25/2037 (a)	6,910,205	5,219,375
Residential Accredit Loans, Inc. Trust, Series 2007-QS8, Class A3, 1.838% (1 Month LIBOR USD + 0.600%), 6/25/2037 (a)	5,791,096	4,345,742
Residential Accredit Loans, Inc. Trust, Series 2007-QS8, Class A13, 6.000%, 6/25/2037	1,474,536	1,299,073
Residential Accredit Loans, Inc. Trust, Series 2007-QS9, Class AP, 0.000%, 7/25/2037 (c)	2,512,439	1,386,462
Residential Accredit Loans, Inc. Trust, Series 2007-QH7, Class 2A1, 1.538% (1 Month LIBOR USD + 0.300%), 8/25/2037 (a)	32,394,231	30,647,275
Residential Accredit Loans, Inc. Trust, Series 2007-QS10, Class A1, 6.500%, 9/25/2037	5,453,944	4,952,928
Residential Accredit Loans, Inc. Trust, Series 2006-QO9, Class 1A3A, 1.438% (1 Month LIBOR USD + 0.200%), 12/25/2046 (a)(f)	18,714,628	16,347,628
Residential Asset Securitization Trust, Series 2007-A8, Class 3A1, 6.228%, 8/25/2022 (l)	1,144,640	980,033
Residential Asset Securitization Trust, Series 2004-A9, Class A4, 5.250%, 12/25/2034	6,889,474	7,042,310
Residential Asset Securitization Trust, Series 2005-A3, Class AX, 0.314%, 4/25/2035 (d)(l)	31,712,913	464,658
Residential Asset Securitization Trust, Series 2005-A4, Class A1, 1.688% (1 Month LIBOR USD + 0.450%), 4/25/2035 (a)	4,836,805	3,782,754
Residential Asset Securitization Trust, Series 2005-A6CB, Class A1, 5.500%, 6/25/2035	3,008,618	2,803,033
Residential Asset Securitization Trust, Series 2005-A10, Class A3, 5.500%, 9/25/2035	3,937,601	3,786,551
Residential Asset Securitization Trust, Series 2005-A10, Class A4, 5.500%, 9/25/2035	1,112,687	1,051,298
Residential Asset Securitization Trust, Series 2005-A11, Class 1A1, 1.688% (1 Month LIBOR USD + 0.450%), 10/25/2035 (a)	3,919,532	3,169,733
Residential Asset Securitization Trust, Series 2005-A11, Class 1A3, 5.500%, 10/25/2035	3,563,519	3,305,699
Residential Asset Securitization Trust, Series 2005-A12, Class A10, 1.688% (1 Month LIBOR USD + 0.450%), 11/25/2035 (a)	1,608,620	1,229,095
Residential Asset Securitization Trust, Series 2005-A12, Class A6, 1.738% (1 Month LIBOR USD + 0.500%), 11/25/2035 (a)	8,673,494	6,566,763
Residential Asset Securitization Trust, Series 2005-A14, Class A3, 5.500%, 12/25/2035	1,026,917	876,934
Residential Asset Securitization Trust, Series 2006-A2, Class A5, 1.938% (1 Month LIBOR USD + 0.700%), 5/25/2036 (a)	2,568,440	1,524,171
Residential Asset Securitization Trust, Series 2006-A8, Class 2A4, 6.500%, 8/25/2036	11,565,421	7,426,770
Residential Asset Securitization Trust, Series 2006-A8, Class 2A2, 6.750%, 8/25/2036	11,644,754	7,711,401
Residential Asset Securitization Trust, Series 2006-A16, Class 2A1, 6.000%, 2/25/2037	9,287,351	5,144,858
Residential Asset Securitization Trust, Series 2007-A7, Class A6, 6.000%, 7/25/2037	4,049,401	3,139,780
Residential Funding Mortgage Securities Trust, Series 2005-S7, Class AP, 0.000%, 11/25/2035 (c)	164,225	132,046
Residential Funding Mortgage Securities Trust, Series 2005-SA5, Class 2A, 3.984%, 11/25/2035 (l)	618,221	585,582
Residential Funding Mortgage Securities Trust, Series 2005-S9, Class AP, 0.000%, 12/25/2035 (c)	511,027	417,308
Residential Funding Mortgage Securities Trust, Series 2006-S2, Class AP, 0.000%, 2/25/2036 (c)	51,221	42,098
Residential Funding Mortgage Securities Trust, Series 2006-SA1, Class 1A1, 3.976%, 2/25/2036 (l)	2,308,644	2,180,338

Residential Funding Mortgage Securities Trust, Series 2006-S3, Class AP, 0.000%, 3/25/2036 (c)	11,084	8,045
Residential Funding Mortgage Securities Trust, Series 2006-S4, Class AP, 0.000%, 4/25/2036 (c)	329,673	276,681
Residential Funding Mortgage Securities Trust, Series 2006-S5, Class A4, 0.000%, 6/25/2036 (c)	106,917	80,588
Residential Funding Mortgage Securities Trust, Series 2006-S5, Class A12, 6.000%, 6/25/2036	1,593,089	1,582,596
Residential Funding Mortgage Securities Trust, Series 2006-S6, Class A14, 6.000%, 7/25/2036	319,218	312,181
Residential Funding Mortgage Securities Trust, Series 2006-S7, Class A7, 6.250%, 8/25/2036	153,210	145,598
Residential Funding Mortgage Securities Trust, Series 2006-S10, Class 1AP, 0.000%, 10/25/2036 (c)	115,498	84,150
Residential Funding Mortgage Securities Trust, Series 2006-S10, Class 1A3, 6.000%, 10/25/2036	1,264,164	1,185,145
Residential Funding Mortgage Securities Trust, Series 2006-S11, Class AP, 0.000%, 11/25/2036 (c)	92,181	64,842
Residential Funding Mortgage Securities Trust, Series 2006-S12, Class 2AP, 0.000%, 12/25/2036 (c)	57,540	45,389
Residential Funding Mortgage Securities Trust, Series 2007-S1, Class A7, 6.000%, 1/25/2037	3,961,977	3,705,466
Residential Funding Mortgage Securities Trust, Series 2007-S5, Class AP, 0.000%, 5/25/2037 (c)	576,099	431,381
Residential Funding Mortgage Securities Trust, Series 2007-S6, Class 2A5, 1.738% (1 Month LIBOR USD + 0.500%), 6/25/2037 (a)	2,515,389	2,057,040
Rosslyn Portfolio Trust, Series 2017-ROSS, Class D, 3.239% (1 Month LIBOR USD + 2.000%), 6/15/2033 (a)(b)	4,750,000	4,773,707
Rosslyn Portfolio Trust, Series 2017-ROSS, Class E, 4.234% (1 Month LIBOR USD + 3.000%), 6/15/2033 (a)(b)	9,750,000	9,810,343
Sequoia Mortgage Trust, Series 2003-8, Class A1, 1.879% (1 Month LIBOR USD + 0.640%), 1/20/2034 (a)	1,370,583	1,341,958
Sequoia Mortgage Trust, Series 2004-4, Class A, 2.071% (6 Month LIBOR USD + 0.520%), 5/20/2034 (a)	2,101,098	2,045,809
Sequoia Mortgage Trust, Series 2004-7, Class A3B, 2.557% (6 Month LIBOR USD + 1.100%), 8/20/2034 (a)	125,964	121,058
Sequoia Mortgage Trust, Series 2004-8, Class A2, 2.197% (6 Month LIBOR USD + 0.740%), 9/20/2034 (a)	3,142,270	3,095,563
Sequoia Mortgage Trust, Series 2007-3, Class 1A1, 1.439% (1 Month LIBOR USD + 0.200%), 7/20/2036 (a)	903,024	865,621
Sequoia Mortgage Trust, Series 2007-2, Class 2AA1, 3.516%, 1/20/2038 (l)	974,189	950,072
Sequoia Mortgage Trust, Series 2014-3, Class AI01, 0.250%, 10/25/2044 (b)(d)	7,160,805	71,723
Sequoia Mortgage Trust, Series 2007-1, Class 5A1, 3.305%, 10/20/2046 (l)	6,589,813	5,854,521
Sequoia Mortgage Trust, Series 2007-1, Class 2A1, 3.281%, 2/20/2047 (l)	2,047,617	1,920,235
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class C, 4.845%, 10/10/2048 (l)	4,000,000	4,034,696
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-9XS, Class A, 1.608% (1 Month LIBOR USD + 0.370%), 7/25/2034 (a)	228,598	228,750
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-1, Class 1A1, 3.008%, 2/25/2035 (l)	5,272,303	5,281,503
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-1, Class 4A2, 3.384%, 2/25/2035 (l)	402,773	376,675
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-1, Class 5A2, 3.389%, 2/25/2035 (l)	834,645	779,424
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-4, Class 5A, 3.945%, 3/25/2035 (l)	2,400,560	2,302,186
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-9, Class AX, 0.788%, 5/25/2035 (d)(l)	66,544,152	1,559,529
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-17, Class 5A1, 3.377%, 8/25/2035 (l)	5,128,667	4,611,554
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-17, Class 3A1, 3.488%, 8/25/2035 (l)	105,085	104,262
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-18, Class 7A3, 3.450%, 9/25/2035 (l)	15,456,652	13,318,193
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-18, Class 6A1, 3.540%, 9/25/2035 (l)	1,651,578	1,548,147
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-21, Class 1A, 3.591%, 11/25/2035 (l)	5,098,637	4,655,851
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-4, Class 1A2, 1.458% (1 Month LIBOR USD + 0.220%), 5/25/2037 (a)	8,625,006	7,708,582
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-6, Class 2A1, 1.428% (1 Month LIBOR USD + 0.190%), 7/25/2037 (a)	1,018,234	958,113
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-8, Class 1A2, 2.735% (1 Month LIBOR USD + 1.500%), 9/25/2037 (a)	2,212,599	1,972,152
Structured Asset Mortgage Investments II Trust, Series 2004-AR7, Class X, 0.865%, 4/19/2035 (d)(l)	24,054,355	707,222
Structured Asset Mortgage Investments II Trust, Series 2006-AR7, Class A1BG, 1.358% (1 Month LIBOR USD + 0.120%), 8/25/2036 (a)	9,105,929	8,437,171
Structured Asset Mortgage Investments II Trust, Series 2005-AR2, Class 1X, 1.581%, 5/25/2045 (d)(l)	21,963,991	1,103,229
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-6A, Class 2A1, 3.369%, 3/25/2033 (l)	55,814	56,014
Structured Asset Securities Corp. Trust, Series 2005-10, Class 5A4, 5.750%, 12/25/2034	206,584	201,490
Structured Asset Securities Corp. Trust, Series 2005-1, Class AP, 0.000%, 2/25/2035 (c)	79,269	75,337
Structured Asset Securities Corp. Trust, Series 2005-16, Class 4A1, 4.789%, 9/25/2035 (f)(l)	17,075,934	15,943,680
Structured Asset Securities Corp. Trust, Series 2005-17, Class 5A1, 5.500%, 10/25/2035	7,418,488	6,186,997
Sutherland Commercial Mortgage Loans, Series 2017-SBC6, Class A, 3.192%, 5/25/2037 (b)	5,637,924	5,650,277
Sutherland Commercial Mortgage Loans, Series 2017-SBC6, Class B, 5.031%, 5/25/2037 (b)	7,000,000	7,010,948
Thornburg Mortgage Securities Trust, Series 2006-4, Class A2C, 3.304%, 7/25/2036 (l)	2,123,219	597,663
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class F, 4.898%, 5/10/2063 (b)(l)	7,000,000	4,621,834
Verus Securitization Trust, Series 2017-2A, Class A1, 2.485%, 7/25/2047 (b)	8,543,561	8,568,269
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class AJ, 6.027%, 6/15/2045 (l)	5,260,626	3,963,572
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class D, 6.002%, 2/15/2051 (l)	7,000,000	5,291,608
Wachovia Mortgage Loan Trust LLC, Series 2006-AMN1, Class A2, 1.388% (1 Month LIBOR USD + 0.150%), 8/25/2036 (a)	33,719,100	21,769,961
Wachovia Mortgage Loan Trust LLC, Series 2006-AMN1, Class A3, 1.478% (1 Month LIBOR USD + 0.240%), 8/25/2036 (a)	3,766,845	2,464,911
Wachovia Mortgage Loan Trust LLC, Series 2006-ALT1, Class A1, 1.318% (1 Month LIBOR USD + 0.080%), 1/25/2037 (a)	13,786,068	9,827,481
Wachovia Mortgage Loan Trust LLC, Series 2006-ALT1, Class A2, 1.418% (1 Month LIBOR USD + 0.180%), 1/25/2037 (a)	4,722,859	3,246,196
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2003-S12, Class 3A, 5.000%, 11/25/2018	151,284	151,722
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR4, Class A5, 3.043%, 4/25/2035 (l)	2,009,458	2,077,866
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR18, Class 3A1, 3.062%, 1/25/2036 (l)	4,182,257	4,047,312
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR12, Class 1A4, 3.252%, 10/25/2036 (l)	6,246,483	5,851,955
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR14, Class 2A2, 2.854%, 11/25/2036 (l)	383,339	339,393
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR14, Class 2A3, 2.854%, 11/25/2036 (l)	2,059,396	1,987,206
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY6, Class 1A1, 3.079%, 6/25/2037 (l)	4,872,141	4,585,225
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 2A1, 3.025%, 7/25/2037 (l)	657,072	557,580
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2004-AR10, Class X, 1.205%, 7/25/2044 (d)(l)	37,531,581	1,466,209
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR11, Class X, 1.117%, 8/25/2045 (d)(l)	73,988,574	3,190,017
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR13, Class X, 1.125%, 10/25/2045 (d)(l)	66,014,438	2,854,398
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR13, Class A1A1, 1.528% (1 Month LIBOR USD + 0.290%), 10/25/2045 (a)	3,795,242	3,729,721
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR15, Class X, 1.227%, 11/25/2045 (d)(l)	55,952,028	4,047,626
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR19, Class A1B2, 1.648% (1 Month LIBOR USD + 0.410%), 12/25/2045 (a)	184,364	175,360
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR1, Class 2A1A, 2.014% (12 Month US Treasury Average + 1.070%), 1/25/2046 (a)	3,334,107	3,252,511
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR7, Class 2A, 1.924% (12 Month US Treasury Average + 0.980%), 7/25/2046 (a)	1,600,292	1,505,022
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR9, Class 1A, 1.944% (12 Month US Treasury Average + 1.000%), 8/25/2046 (a)	4,238,708	3,905,070
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR9, Class 2A, 2.232% (11th District Cost of Funds Index + 1.500%), 8/25/2046 (a)	9,765,174	9,502,979
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR10, Class 3A2, 3.275%, 8/25/2046 (l)	149,346	143,658
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR13, Class 1A, 1.824% (12 Month US Treasury Average + 0.880%), 10/25/2046 (a)	7,973,916	7,401,477
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR13, Class 2A, 2.232% (11th District Cost of Funds Index + 1.500%), 10/25/2046 (a)	2,441,290	2,435,582
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR17, Class 1A, 1.709% (12 Month US Treasury Average + 0.820%), 12/25/2046 (a)	1,241,307	1,136,872
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-OA2, Class 1A, 1.644% (12 Month US Treasury Average + 0.700%), 3/25/2047 (a)	8,737,717	7,354,912
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2003-MS7, Class P, 0.000%, 3/25/2033 (c)	9,163	8,151
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-4, Class CB9, 1.638% (1 Month LIBOR USD + 0.400%), 6/25/2035 (a)	203,988	168,005

Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-4, Class CB3, 1.688% (1 Month LIBOR USD + 0.450%), 6/25/2035 (a)(f)	22,224,717	18,540,126
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-7, Class 3CB, 6.500%, 8/25/2035	1,071,451	943,574
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-9, Class 5A3, 2.588% (1 Month LIBOR USD + 1.350%), 11/25/2035 (a)	3,748,221	2,945,555
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-AR1, Class A1A, 1.498% (1 Month LIBOR USD + 0.260%), 12/25/2035 (a)	6,109,171	5,323,269
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-10, Class 4CB3, 1.838% (1 Month LIBOR USD + 0.600%), 12/25/2035 (a)	4,824,599	4,031,232
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-10, Class 4CB1, 5.750%, 12/25/2035	635,362	632,158
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-11, Class A2, 5.750%, 1/25/2036	4,534,425	4,128,707
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-AR1, Class A1A, 1.488% (1 Month LIBOR USD + 0.250%), 2/25/2036 (a)	3,951,762	3,331,280
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-8, Class A1, 1.358% (1 Month LIBOR USD + 0.120%), 10/25/2036 (a)	15,245,766	8,402,826
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-8, Class A5, 4.528%, 10/25/2036 (l)	10,774,892	7,266,382
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-HY1, Class A1, 1.328% (1 Month LIBOR USD + 0.090%), 2/25/2037 (a)	5,984,902	4,169,645
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-HY1, Class A2A, 1.398% (1 Month LIBOR USD + 0.160%), 2/25/2037 (a)	10,444,462	8,338,399
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-HY1, Class A3A, 1.468% (1 Month LIBOR USD + 0.230%), 2/25/2037 (a)	10,509,877	8,508,029
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-3, Class A19, 6.000%, 4/25/2037 (f)	13,529,656	12,940,345
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-OC2, Class A3, 1.548% (1 Month LIBOR USD + 0.310%), 6/25/2037 (a)	3,011,559	2,658,944
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-AR3, Class A1A, 1.914% (12 Month US Treasury Average + 0.970%), 5/25/2046 (a)	15,283,898	12,829,533
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-AR8, Class 3X1, 0.771%, 10/25/2046 (d)(l)	27,893,545	1,176,494
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-AR8, Class 2A, 1.794% (12 Month US Treasury Average + 0.850%), 10/25/2046 (a)(f)	25,322,335	22,381,855
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-OA3, Class 2A, 1.694% (12 Month US Treasury Average + 0.750%), 2/25/2047 (a)	5,334,031	4,287,350
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-OA3, Class 5A, 1.982% (11th District Cost of Funds Index + 1.250%), 4/25/2047 (a)	1,971,756	1,714,708
Wells Fargo Alternative Loan Trust, Series 2007-PA1, Class A8, 1.778% (1 Month LIBOR USD + 0.540%), 3/25/2037 (l)	6,915,613	5,446,653
Wells Fargo Alternative Loan Trust, Series 2007-PA6, Class A1, 3.639%, 12/28/2037 (l)	9,075,530	8,916,890
Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class C, 3.071%, 8/15/2049	2,000,000	1,868,480
Wells Fargo Commercial Mortgage Trust, Series 2017-RB1, Class D, 3.401%, 3/17/2050 (b)	3,148,000	2,606,396
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class C, 4.118%, 9/16/2050	4,600,000	4,556,880
Wells Fargo Commercial Mortgage Trust, Series 2016-LC25, Class C, 4.436%, 12/17/2059 (l)	8,000,000	7,987,728
Wells Fargo Mortgage Backed Securities Trust, Series 2005-2, Class 2A1, 4.750%, 4/25/2020	3,910	3,942
Wells Fargo Mortgage Backed Securities Trust, Series 2003-L, Class 1A4, 3.466%, 11/25/2033 (l)	17,936	18,045
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR2, Class 2A5, 3.222%, 3/25/2035 (l)	124,803	124,417
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 7A2, 3.630%, 10/25/2035 (l)	233,159	54,926
Wells Fargo Mortgage Backed Securities Trust, Series 2005-8, Class A1, 5.500%, 10/25/2035	10,859	11,234
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR11, Class A1, 3.479%, 8/25/2036 (l)	818,352	792,323
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR13, Class A2, 3.521%, 9/25/2036 (l)	448,910	437,479
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR12, Class 1A1, 3.754%, 9/25/2036 (l)	1,276,356	1,262,202
Wells Fargo Mortgage Backed Securities Trust, Series 2006-11, Class A18, 6.000%, 9/25/2036	1,839,221	1,786,656
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR14, Class 1A3, 3.572%, 10/25/2036 (l)	2,433,530	2,346,936
Wells Fargo Mortgage Backed Securities Trust, Series 2007-10, Class 2A5, 6.250%, 7/25/2037	80,407	79,126
Wells Fargo Mortgage Backed Securities Trust, Series 2007-13, Class A3, 0.000%, 9/25/2037 (c)	30,659	25,424
Wells Fargo Mortgage Backed Securities Trust, Series 2007-15, Class A1, 6.000%, 11/25/2037	2,433,208	2,422,054
Wells Fargo Mortgage Backed Securities Trust, Series 2007-17, Class APO, 0.000%, 1/25/2038 (c)	61,147	49,637
WFCG Commercial Mortgage Trust, Series 2015-BXRP, Class G, 4.259% (1 Month LIBOR USD + 3.020%), 11/15/2029 (a)(b)	6,427,417	6,300,469
WF-RBS Commercial Mortgage Trust, Series 2011-C4, Class E, 5.247%, 6/15/2044 (b)(l)	8,704,568	8,426,675
WF-RBS Commercial Mortgage Trust, Series 2013-C14, Class D, 3.995%, 6/15/2046 (b)(l)	8,470,000	7,761,213
WF-RBS Commercial Mortgage Trust, Series 2014-C20, Class C, 4.513%, 5/15/2047 (l)	2,000,000	1,980,372
WF-RBS Commercial Mortgage Trust, Series 2014-C23, Class D, 3.992%, 10/17/2057 (b)(l)	1,756,000	1,428,613

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS - (Cost $4,032,762,017)		4,060,389,581

Corporate Obligations — 4.65%
Financial — 4.65%
Ameris Bancorp, 5.750% (3 Month LIBOR USD + 3.620%), 3/15/2027 (a)	1,425,000	1,501,594
Atlantic Capital Bancshares, Inc., 6.250% (3 Month LIBOR USD + 4.680%), 9/30/2025 (a)(b)	2,000,000	2,097,500
Avidbank Holdings, Inc., 6.875% (3 Month LIBOR USD + 5.370%), 11/15/2025 (a)(b)	8,000,000	8,170,000
Banc of California, Inc., 5.250%, 4/15/2025	4,650,000	4,786,898
Bank of Commerce Holdings, 6.875% (3 Month LIBOR USD + 5.260%), 12/10/2025 (a)(b)	9,000,000	9,090,000
Brand Group Holdings, Inc., 8.500%, 6/27/2024 (b)	10,000,000	10,437,500
Cadence BanCorp, 6.500% (3 Month LIBOR USD + 4.660%), 3/11/2025 (a)(b)	11,500,000	11,787,500
Capital Bancorp, Inc., 6.950% (3 Month LIBOR USD + 5.340%), 12/1/2025 (Acquired 11/16/2015 through 3/9/2016, Cost $6,239,809) (a)(e)	6,250,000	6,421,875
ConnectOne Bancorp, Inc., 5.750% (3 Month LIBOR USD + 3.930%), 7/1/2025 (a)	10,125,000	10,530,000
Durant Bancorp, Inc., 5.875% (3 Month LIBOR USD + 3.740%), 3/15/2027 (a)(b)	1,000,000	1,010,000
Ellington Financial LLC, 5.250%, 9/1/2022 (b)	4,000,000	3,984,098
Empire Bancorp, Inc., 7.375%, 12/17/2025 (Acquired 12/16/2015, Cost $7,500,000) (e)	7,500,000	7,612,500
Fidelity Bank, 5.875% (3 Month LIBOR USD + 3.630%), 5/31/2030 (a)	16,000,000	16,620,000
Fidelity Financial Corp., 5.750% (3 Month LIBOR USD + 3.910%), 9/30/2027 (a)	5,000,000	5,000,000
Fifth Third Bank, 2.200%, 10/30/2020	2,000,000	2,001,571
Financial Institutions, Inc., 6.000% (3 Month LIBOR USD + 3.940%), 4/15/2030 (a)	4,000,000	4,195,000
First Midwest Bancorp, Inc., 5.875%, 9/29/2026	8,500,000	9,024,298
First NBC Bank Holding Co., 5.750%, 2/18/2025 (Acquired 2/13/2015, Cost $13,500,000) (e)(h)(i)	13,500,000	2,700,000
First Priority Bank, 7.000%, 11/30/2025 (Acquired 3/9/2016, Cost $5,984,836) (b)(e)	6,000,000	6,067,500
Franklin Financial Network, Inc., 6.875% (3 Month LIBOR USD + 5.640%), 3/30/2026 (a)	1,500,000	1,612,500
Franklin Financial Network, Inc., 7.000% (3 Month LIBOR USD + 6.040%), 7/1/2026 (a)	2,000,000	2,110,000
Goldman Sachs Group, Inc., 2.876% (3 Month LIBOR USD + 0.820%), 10/31/2022 (a)	2,000,000	2,002,386
Goldman Sachs Group, Inc., 3.272% (3 Month LIBOR USD + 1.200%), 9/29/2025 (a)	1,500,000	1,497,078
Great Southern Bancorp, Inc., 5.250% (3 Month LIBOR USD + 4.090%), 8/15/2026 (a)	3,256,000	3,369,960
Hanmi Financial Corp., 5.450% (3 Month LIBOR USD + 3.320%), 3/30/2027 (a)	2,600,000	2,708,198
Home BancShares, Inc., 5.625% (3 Month LIBOR USD + 3.580%), 4/15/2027 (a)	950,000	1,002,250
Investar Holding Corp., 6.000% (3 Month LIBOR USD + 3.950%), 3/30/2027 (a)	1,500,000	1,526,250
Jeff Davis Bancshares, Inc., 6.750% (3 Month LIBOR USD + 4.690%), 1/15/2027 (a)	5,000,000	5,056,250
Lakeland Bancorp, Inc., 5.125% (3 Month LIBOR USD + 3.970%), 9/30/2026 (a)	2,900,000	2,961,625
Luther Burbank Corp., 6.500%, 9/30/2024 (b)	19,800,000	22,077,000
Malvern Bancorp, Inc., 6.125% (3 Month LIBOR USD + 4.150%), 2/15/2027 (a)	3,050,000	3,217,750
Marquis Bancorp, Inc., 7.000% (3 Month LIBOR USD + 5.760%), 10/30/2026 (a)	4,000,000	4,020,000
Metropolitan Bancgroup, Inc., 6.500% (3 Month LIBOR USD + 5.550%), 7/1/2026 (a)	2,500,000	2,625,000
Metropolitan Bank Holding Corp., 6.250% (3 Month LIBOR USD + 4.260%), 3/15/2027 (a)(b)	1,000,000	1,016,250

Midland States Bancorp, Inc., 6.500%, 6/18/2025 (Acquired 6/1/2015 through 3/9/2016, Cost $14,953,060) (e)	15,000,000	15,225,000
NexBank Capital, Inc., 5.500% (3 Month LIBOR USD + 4.360%), 3/16/2026 (a)	3,800,000	3,866,500
Noah Bank, 9.000%, 4/17/2025 (Acquired 4/15/2015 through 3/9/2016, Cost $4,517,482) (e)	4,500,000	4,567,500
Oconomowoc Bancshares, Inc., 6.875%, 11/17/2025 (b)	6,500,000	6,605,625
Opus Bank, 5.500% (3 Month LIBOR USD + 4.290%), 7/1/2026 (a)	500,000	517,500
Plaza Bancorp, 7.125%, 6/26/2025 (Acquired 3/9/2016, Cost $4,991,447) (b)(e)	5,000,000	5,093,750
Preferred Bank, 6.000% (3 Month LIBOR USD + 4.670%), 6/15/2026 (a)	4,938,000	5,258,970
RBB Bancorp, 6.500% (3 Month LIBOR USD + 5.160%), 3/31/2026 (a)	4,000,000	4,240,000
Revere Bank, 5.625% (3 Month LIBOR USD + 4.410%), 9/30/2026 (a)	6,500,000	6,816,875
Southern National Bancorp of Virginia, Inc., .5.875% (3 Month LIBOR USD + 3.950%), 1/31/2027 (a)(b)	2,000,000	2,020,000
Southside Bancshares, Inc., 5.500% (3 Month LIBOR USD + 4.300%), 9/30/2026 (a)	3,000,000	3,142,500
Sterling Bancorp, Inc., 7.000% (3 Month LIBOR USD + 5.820%), 4/15/2026 (a)(b)	6,750,000	6,918,750
Synovus Financial Corp., 5.750% (3 Month LIBOR USD + 4.180%), 12/15/2025 (a)	4,821,000	5,182,575
TIAA FSB Holdings, Inc., 5.750%, 7/2/2025	1,750,000	1,948,065
TIAA FSB Holdings, Inc., 6.000% (3 Month LIBOR USD + 4.700%), 3/15/2026 (a)	5,000,000	5,382,239
Towne Bank, 4.500% (3 Month LIBOR USD + 2.550%), 7/30/2027 (a)	2,500,000	2,592,500
Tri-County Financial Group, Inc., 7.000% (3 Month LIBOR USD + 5.860%), 10/15/2026 (a)	7,500,000	7,621,875
Union Bankshares Corp., 5.000% (3 Month LIBOR USD + 3.180%), 12/15/2026 (a)	2,300,000	2,381,195
United Financial Bancorp, Inc., 5.750%, 10/1/2024	10,450,000	10,972,500
USAmeriBancorp, Inc., 6.250% (3 Month LIBOR USD + 4.950%), 4/1/2026 (a)(b)	3,000,000	3,090,000
Your Community Bank, 6.250% (3 Month LIBOR USD + 4.590%), 12/15/2025 (a)	2,000,000	2,085,000

TOTAL CORPORATE OBLIGATIONS - (Cost $285,485,469)		285,369,250

	Shares
Investment Companies — 0.26%
Affiliated Mutual Funds — 0.26%
Angel Oak High Yield Opportunities Fund	1,363,244	16,331,666

TOTAL INVESTMENT COMPANIES - (Cost $15,877,698)		16,331,666

	Principal
	Amount
Mortgage Backed Securities - U.S. Government Agency Issues — 9.89%
Federal Home Loan Mortgage Corp., Series K012, Class A2, 4.184%, 12/25/2020 (l)	5,100,000	5,406,857
Federal Home Loan Mortgage Corp., Series K013, Class A2, 3.974%, 1/25/2021 (l)	7,260,000	7,657,115
Federal Home Loan Mortgage Corp., Series K721, Class A1, 2.610%, 1/25/2022	4,145,556	4,191,315
Federal Home Loan Mortgage Corp., Series 2016-KF14, Class B, 10.032% (1 Month LIBOR USD + 8.800%), 1/25/2023 (a)(b)	6,608,415	7,233,730
Federal Home Loan Mortgage Corp., Series KJ16, Class A2, 2.277%, 2/25/2023	9,175,000	9,144,135
Federal Home Loan Mortgage Corp., Series K278, Class A1, 0.000%, 10/25/2023	7,000,000	7,139,986
Federal Home Loan Mortgage Corp., Series KF28, Class A, 1.592% (1 Month LIBOR USD + 0.360%), 1/25/2024 (a)	4,857,845	4,867,235
Federal Home Loan Mortgage Corp., Series 2017-KF28, Class B, 5.232% (1 Month LIBOR USD + 4.000%), 1/25/2024 (a)(b)	2,428,922	2,512,307
Federal Home Loan Mortgage Corp., Series KF29, Class A, 1.592% (1 Month LIBOR USD + 0.360%), 2/25/2024 (a)	4,943,900	4,952,957
Federal Home Loan Mortgage Corp., Series 2017-K725, Class B, 3.880%, 2/25/2024 (b)(l)	4,000,000	4,070,288
Federal Home Loan Mortgage Corp., Series 2017-KF29, Class B, 4.782% (1 Month LIBOR USD + 3.550%), 2/25/2024 (a)(b)	8,404,629	8,540,692
Federal Home Loan Mortgage Corp., Series 2014-DN1, Class M3, 5.738% (1 Month LIBOR USD + 4.500%), 2/25/2024 (a)	5,000,000	5,772,095
Federal Home Loan Mortgage Corp., Series KBF1, Class A, 1.622% (1 Month LIBOR USD + 0.390%), 7/25/2024 (a)	7,000,000	7,010,899
Federal Home Loan Mortgage Corp., Series K727, Class A2, 2.946%, 7/25/2024	11,070,000	11,357,248
Federal Home Loan Mortgage Corp., Series K727, Class AM, 3.037%, 7/25/2024	9,225,000	9,447,356
Federal Home Loan Mortgage Corp., Series 2017-K727, Class C, 3.744%, 7/25/2024 (b)(l)	3,700,000	3,433,328
Federal Home Loan Mortgage Corp., Series K278, Class A2, 0.000%, 8/25/2024	15,500,000	15,964,675
Federal Home Loan Mortgage Corp., Series KF36, Class A, 1.572% (1 Month LIBOR USD + 0.340%), 8/25/2024 (a)	9,250,000	9,261,225
Federal Home Loan Mortgage Corp., Series KF35, Class A, 1.582% (1 Month LIBOR USD + 0.350%), 8/25/2024 (a)	15,750,000	15,769,672
Federal Home Loan Mortgage Corp., Series KF34, Class A, 1.592% (1 Month LIBOR USD + 0.360%), 8/25/2024 (a)	2,774,975	2,778,429
Federal Home Loan Mortgage Corp., Series KMP1, Class A2, 2.982%, 8/25/2024	16,200,000	16,547,652
Federal Home Loan Mortgage Corp., Series 2017-KF36, Class B, 3.882% (1 Month LIBOR USD + 2.650%), 8/25/2024 (a)(b)	4,600,000	4,622,991
Federal Home Loan Mortgage Corp., Series 2017-KF35, Class B, 3.982% (1 Month LIBOR USD + 2.750%), 8/25/2024 (a)(b)	5,750,000	5,778,716
Federal Home Loan Mortgage Corp., Series 2017-K728, Class B, 0.000%, 9/25/2024 (b)(l)	6,000,000	6,072,072
Federal Home Loan Mortgage Corp., Series 2017-K728, Class C, 0.000%, 9/25/2024 (b)(l)	4,000,000	3,836,392
Federal Home Loan Mortgage Corp., Series 2015-DN1, Class M3, 5.388% (1 Month LIBOR USD + 4.150%), 1/25/2025 (a)	5,000,000	5,388,445
Federal Home Loan Mortgage Corp., Series 2015-HQ1, Class M3, 5.038% (1 Month LIBOR USD + 3.800%), 3/25/2025 (a)	1,650,000	1,786,475
Federal Home Loan Mortgage Corp., Series J15L, Class AFL, 1.582% (1 Month LIBOR USD + 0.350%), 8/25/2025 (a)	7,052,723	7,061,539
Federal Home Loan Mortgage Corp., Series KL1P, Class A2P, 2.700%, 10/25/2025	6,000,000	5,966,628
Federal Home Loan Mortgage Corp., Series 2016-KSW1, Class B, 7.182% (1 Month LIBOR USD + 5.950%), 2/25/2026 (a)(b)	7,971,346	8,614,586
Federal Home Loan Mortgage Corp., Series KF16, Class A, 1.862% (1 Month LIBOR USD + 0.630%), 3/25/2026 (a)	558,859	567,999
Federal Home Loan Mortgage Corp., Series KF26, Class A, 1.752% (1 Month LIBOR USD + 0.520%), 10/25/2026 (a)	4,000,000	4,017,860
Federal Home Loan Mortgage Corp., Series KW03, Class A1, 2.617%, 12/25/2026	2,296,372	2,299,261
Federal Home Loan Mortgage Corp., Series K067, Class A1, 2.895%, 3/25/2027	9,481,426	9,664,835
Federal Home Loan Mortgage Corp., Series 2017-KSW2, Class B, 3.882% (1 Month LIBOR USD + 2.650%), 5/25/2027 (a)(b)	10,042,564	9,973,863
Federal Home Loan Mortgage Corp., Series KW03, Class A2, 3.019%, 6/25/2027	12,250,000	12,441,382
Federal Home Loan Mortgage Corp., Series K066, Class A2, 3.117%, 6/25/2027	5,500,000	5,633,700
Federal Home Loan Mortgage Corp., Series 2017-KF33, Class B, 3.782% (1 Month LIBOR USD + 2.550%), 6/25/2027 (a)(b)	9,550,000	9,597,769
Federal Home Loan Mortgage Corp., Series K067, Class A2, 3.194%, 7/25/2027	12,700,000	13,075,361
Federal Home Loan Mortgage Corp., Series 2017-K66, Class C, 4.034%, 7/25/2027 (b)(l)	6,000,000	5,430,204
Federal Home Loan Mortgage Corp., Series 2017-K66, Class B, 4.034%, 7/25/2027 (b)(l)	7,250,000	7,294,370
Federal Home Loan Mortgage Corp., Series K068, Class X1, 0.569%, 8/25/2027 (d)	49,932,137	1,820,925
Federal Home Loan Mortgage Corp., Series KIR3, Class A1, 3.038%, 8/25/2027	6,500,000	6,626,085
Federal Home Loan Mortgage Corp., Series K068, Class A2, 3.244%, 8/25/2027	12,850,000	13,219,450
Federal Home Loan Mortgage Corp., Series 2017-K67, Class B, 3.944%, 8/25/2027 (b)(l)	2,300,000	2,329,235
Federal Home Loan Mortgage Corp., Series 2017-KF37, Class B, 3.982% (1 Month LIBOR USD + 2.750%), 9/25/2027 (a)(b)	7,800,000	7,838,992
Federal Home Loan Mortgage Corp., Series 2015-HQA1, Class M2, 3.888% (1 Month LIBOR USD + 2.650%), 3/25/2028 (a)	1,812,041	1,853,332
Federal Home Loan Mortgage Corp., Series 2015-HQA2, Class M2, 4.038% (1 Month LIBOR USD + 2.800%), 5/25/2028 (a)	2,395,378	2,479,410
Federal Home Loan Mortgage Corp., Series 2016-DNA1, Class M1, 2.688% (1 Month LIBOR USD + 1.450%), 7/25/2028 (a)	445,038	446,643
Federal Home Loan Mortgage Corp., Series 2016-HQA1, Class M2, 3.988% (1 Month LIBOR USD + 2.750%), 9/25/2028 (a)	3,000,000	3,091,758
Federal Home Loan Mortgage Corp., Series 2016-DNA2, Class M2, 3.438% (1 Month LIBOR USD + 2.200%), 10/25/2028 (a)	3,725,000	3,785,751
Federal Home Loan Mortgage Corp., Series 2016-HQA2, Class M1, 2.438% (1 Month LIBOR USD + 1.200%), 11/25/2028 (a)	1,099,473	1,102,080
Federal Home Loan Mortgage Corp., Series 2016-DNA3, Class M1, 2.338% (1 Month LIBOR USD + 1.100%), 12/25/2028 (a)	1,438,856	1,443,285
Federal Home Loan Mortgage Corp., Series 2016-HQA3, Class M3, 5.088% (1 Month LIBOR USD + 3.850%), 3/26/2029 (a)	11,900,000	13,029,274

Federal Home Loan Mortgage Corp., Series 2016-HQA4, Class M2, 2.538% (1 Month LIBOR USD + 1.300%), 4/25/2029 (a)	4,500,000	4,559,747
Federal Home Loan Mortgage Corp., Series 2017-DNA1, Class M1, 2.438% (1 Month LIBOR USD + 1.200%), 7/25/2029 (a)	1,437,137	1,454,422
Federal Home Loan Mortgage Corp., Series 2017-HQA1, Class M1, 2.438% (1 Month LIBOR USD + 1.200%), 8/27/2029 (a)	5,695,501	5,757,930
Federal Home Loan Mortgage Corp., Series 2017-HQA1, Class M2, 4.788% (1 Month LIBOR USD + 3.550%), 8/27/2029 (a)	5,000,000	5,314,220
Federal Home Loan Mortgage Corp., Series 2017-HQA2, Class M1, 2.038% (1 Month LIBOR USD + 0.800%), 12/26/2029 (a)	6,828,624	6,858,677
Federal Home Loan Mortgage Corp., Series 2017-HQA2, Class M2, 3.888% (1 Month LIBOR USD + 2.650%), 12/26/2029 (a)	7,800,000	7,892,999

Federal Home Loan Mortgage Corp., Series 2017-HQA3, Class M2, 3.588% (1 Month LIBOR USD + 2.350%), 4/25/2030 (a)	2,281,000	2,280,106
Federal Home Loan Mortgage Corp., Series 2016-K723, Class B, 3.581%, 10/25/2039 (b)(l)	11,900,000	11,872,475
Federal Home Loan Mortgage Corp., Series 4658, Class CE, 3.000%, 7/15/2040	1,801,119	1,836,151
Federal Home Loan Mortgage Corp., Series 2013-K29, Class B, 3.481%, 5/25/2046 (b)(l)	3,000,000	3,041,841
Federal Home Loan Mortgage Corp., Series Q004, Class A4H, 2.786%, 8/25/2046	6,656,850	6,756,991
Federal Home Loan Mortgage Corp., Series 2013-K32, Class C, 3.537%, 10/25/2046 (b)(l)	7,000,000	6,887,020
Federal Home Loan Mortgage Corp., Series 2017-SC02, Class M1, 3.902%, 5/25/2047 (b)(l)	9,311,529	9,453,875
Federal Home Loan Mortgage Corp., Series 2015-K45, Class C, 3.591%, 4/25/2048 (b)(l)	4,500,000	4,056,498
Federal Home Loan Mortgage Corp., Series 2016-K54, Class C, 4.051%, 4/25/2048 (b)(l)	7,384,000	6,995,897
Federal Home Loan Mortgage Corp., Series 2016-K53, Class C, 4.019%, 3/25/2049 (b)(l)	4,535,000	4,383,826
Federal Home Loan Mortgage Corp., Series 2017-K726, Class B, 3.971%, 7/25/2049 (b)(l)	6,400,000	6,558,662
Federal Home Loan Mortgage Corp., Series 2017-K726, Class C, 3.971%, 7/25/2049 (b)(l)	2,500,000	2,395,460
Federal Home Loan Mortgage Corp., Series 2016-K58, Class B, 3.739%, 9/25/2049 (b)(l)	10,000,000	9,825,720
Federal Home Loan Mortgage Corp., Series 2017-K724, Class B, 3.487%, 12/25/2049 (b)(l)	1,500,000	1,471,522
Federal Home Loan Mortgage Corp., Series 2017-K61, Class B, 3.682%, 12/25/2049 (b)(l)	4,500,000	4,430,155
Federal Home Loan Mortgage Corp., Series 2017-K62, Class B, 3.875%, 1/25/2050 (b)(l)	7,940,000	7,960,842
Federal Home Loan Mortgage Corp., Series 2017-K63, Class C, 3.873%, 2/25/2050 (b)(l)	7,500,000	6,893,242
Federal Home Loan Mortgage Corp., Series 2017-K65, Class C, 4.073%, 7/25/2050 (b)(l)	6,682,000	6,126,926
Federal Home Loan Mortgage Corp., Series 2017-K65, Class B, 4.073%, 7/25/2050 (b)(l)	6,000,000	6,191,779
Federal National Mortgage Association, Series 2015-M7, Class ASQ2, 1.550%, 4/25/2018	956,174	955,979
Federal National Mortgage Association, Series 2016-M6, Class ASQ2, 1.785%, 6/25/2019	3,346,754	3,349,211
Federal National Mortgage Association, Series 2014-C03, Class 2M2, 4.138% (1 Month LIBOR USD + 2.900%), 7/25/2024 (a)	4,932,018	5,181,504
Federal National Mortgage Association, Series 2014-C03, Class 1M2, 4.238% (1 Month LIBOR USD + 3.000%), 7/25/2024 (a)	12,000,000	12,697,020
Federal National Mortgage Association, Series 2014-C04, Class 2M2, 6.238% (1 Month LIBOR USD + 5.000%), 11/25/2024 (a)	4,107,633	4,614,133
Federal National Mortgage Association, Series 2015-C03, Class 1M2, 6.238% (1 Month LIBOR USD + 5.000%), 7/25/2025 (a)	3,565,962	3,963,963
Federal National Mortgage Association, Series 2017-M12, Class A1, 2.747%, 6/25/2027	4,650,000	4,683,954
Federal National Mortgage Association, Series 2017-M12, Class A2, 3.181%, 6/25/2027	11,000,000	11,189,739
Federal National Mortgage Association, Series 2015-C04, Class 2M2, 6.788% (1 Month LIBOR USD + 5.550%), 4/25/2028 (a)	4,037,132	4,478,516
Federal National Mortgage Association, Series 2016-C05, Class 2M1, 2.588% (1 Month LIBOR USD + 1.350%), 1/25/2029 (a)	3,503,222	3,526,077
Federal National Mortgage Association, Series 2016-C04, Class 1M1, 2.688% (1 Month LIBOR USD + 1.450%), 1/25/2029 (a)	4,094,652	4,134,423
Federal National Mortgage Association, Series 2016-C04, Class 1M2, 5.488% (1 Month LIBOR USD + 4.250%), 1/25/2029 (a)	5,000,000	5,552,075
Federal National Mortgage Association, Series 2016-C05, Class 2M2, 5.688% (1 Month LIBOR USD + 4.450%), 1/25/2029 (a)	5,000,000	5,498,390
Federal National Mortgage Association, Series 2016-C06, Class 1M1, 2.538% (1 Month LIBOR USD + 1.300%), 4/25/2029 (a)	6,593,812	6,668,369
Federal National Mortgage Association, Series 2017-C02, Class 2M1, 2.388% (1 Month LIBOR USD + 1.150%), 9/25/2029 (a)	1,913,286	1,929,862
Federal National Mortgage Association, Series 2017-C03, Class 1M1, 2.188% (1 Month LIBOR USD + 0.950%), 10/25/2029 (a)	4,394,130	4,426,242
Federal National Mortgage Association, Series 2017-C03, Class 1M2, 4.238% (1 Month LIBOR USD + 3.000%), 10/25/2029 (a)	10,000,000	10,362,770
Federal National Mortgage Association, Series 2017-C04, Class 2M1, 2.088% (1 Month LIBOR USD + 0.850%), 11/26/2029 (a)	2,896,573	2,911,557
Federal National Mortgage Association, Series 2017-C04, Class 2M2, 4.088% (1 Month LIBOR USD + 2.850%), 11/26/2029 (a)	5,845,807	5,974,701
Federal National Mortgage Association, Series 2017-C05, Class 1M2, 3.438% (1 Month LIBOR USD + 2.200%), 1/25/2030 (a)	8,250,287	8,193,649
Federal National Mortgage Association, Series 2017-C06, Class 2B1, 5.688% (1 Month LIBOR USD + 4.450%), 2/25/2030 (a)	2,000,000	1,956,762
Federal National Mortgage Association, Series 2015-22, Class IN, 3.000%, 3/25/2044 (d)	9,066,454	997,691
Government National Mortgage Association, Series 2014-118, Class HI, 4.000%, 3/20/2040 (d)	5,659,310	599,417

TOTAL MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY ISSUES - (Cost $602,191,113)		606,352,851

	Shares
Preferred Stocks — 0.06%
Financial — 0.06%
Morgan Stanley, 4.00%	130,497	3,010,566
Wells Fargo & Co., 5.25%	23,990	602,389

TOTAL PREFERRED STOCKS - (Cost $3,481,416)		3,612,955

Short-Term Investments — 4.28%
Money Market Funds — 4.28%
Fidelity Institutional Money Market Government Portfolio, Institutional Class, 0.92% (j)	262,278,964	262,278,964

TOTAL SHORT-TERM INVESTMENTS - (Cost $262,278,964)		262,278,964

TOTAL INVESTMENTS — 104.84% - (Cost $6,402,364,420)		6,429,766,943
Liabilities in Excess of Other Assets — (4.84%)		(297,037,462)

NET ASSETS — 100.00%		$6,132,729,481

(a)	Variable or Floating Rate Security. Rate disclosed as of October 31, 2017.
(b)	Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. At October 31, 2017, the value of these securities amounted to $1,924,516,284 or 31.38% of net assets.
(c)	Principal Only Security.
(d)	Interest Only Security.
(e)	Illiquid security. At October 31, 2017, the value of these securities amounted to $98,795,339 or 1.61% of net assets.
(f)	All or a portion of the security has been pledged as collateral in connection with open credit agreements. At October 31, 2017, the value of securities pledged amounted to $579,629,721.
(g)	All or a portion of the security has been pledged as collateral in connection with open reverse repurchase agreements. At October 31, 2017, the value of securities pledged amounted to $22,479,146.
(h)	As of October 31, 2017, the Fund has fair valued this security. The value of this security amounts to $2,700,000 or 0.04% of net assets. Value determined using significant unobservable inputs.
(i)	Non-income producing security. Item identified as in default as to the payment of interest.
(j)	Rate disclosed is the seven day yield as of October 31, 2017.
(k)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate disclosed as of October 31, 2017.
(l)	Variable rate security. The coupon is based on an underlying pool of loans.
(m)	Variable rate security. The coupon is based on an underlying pool of community bank subordinated debt.

The cost basis of investments for federal income tax purposes at October 31, 2017 was as follows*:

Total Portfolio^
Tax Cost*	$6,402,364,420

Gross unrealized appreciation	133,051,741
Gross unrealized depreciation	(105,519,138)

Net unrealized appreciation	$27,532,603

*	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.
^	Total portfolio represents aggregated amounts of Fund’s investment, reverse repurchase agreements, and futures.

Angel Oak Multi-Strategy Income Fund

Schedule of Open Futures Contracts

October 31, 2017 (Unaudited)

	Expiration	Number of	Notional		Unrealized
Futures Contracts	Month	Contracts	Amount	Value	Appreciation / (Depreciation)
90 Day Euro$ Future	December 2017	(1,000)	(1,000,000,000)	$(246,225,000)	$234,000
90 Day Euro$ Future	March 2018	(1,003)	(1,003,000,000)	(246,612,625)	291,121
90 Day Euro$ Future	June 2018	(78)	(78,000,000)	(19,155,825)	1,002
3 Year ERIS Aged Standard Swap Future	June 2020	227	22,700,000	23,081,632	5,099
5 Year ERIS Aged Standard Swap Future	September 2020	846	84,600,000	81,322,681	(23,436)
3 Year ERIS Aged Standard Swap Future	December 2020	147	14,700,000	14,584,193	7,207
5 Year ERIS Aged Standard Swap Future	December 2020	661	66,100,000	64,654,856	1,722,819
4 Year ERIS Aged Standard Swap Future	March 2021	27	2,700,000	2,736,666	28,361
5 Year ERIS Aged Standard Swap Future	March 2021	52	5,200,000	5,108,319	(19,131)
4 Year ERIS Aged Standard Swap Future	June 2021	41	4,100,000	4,207,285	19,553
5 Year ERIS Aged Standard Swap Future	June 2021	115	11,500,000	11,343,002	289,041
5 Year ERIS Aged Standard Swap Future	December 2021	6	600,000	611,011	2,992
5 Year ERIS Aged Standard Swap Future	September 2022	18	1,800,000	1,805,978	16,447
5 Year ERIS Aged Standard Swap Future	December 2022	80	8,000,000	7,953,216	75,824
7 Year ERIS Aged Standard Swap Future	December 2022	108	10,800,000	10,454,411	(23,411)
7 Year ERIS Aged Standard Swap Future	March 2023	34	3,400,000	3,307,479	30,216
7 Year ERIS Aged Standard Swap Future	June 2023	42	4,200,000	4,174,430	25,786
7 Year ERIS Aged Standard Swap Future	March 2024	330	33,000,000	33,752,136	218,099
7 Year ERIS Aged Standard Swap Future	June 2024	109	10,900,000	11,367,021	304
7 Year ERIS Aged Standard Swap Future	September 2024	103	10,300,000	10,269,646	73,977
10 Year ERIS Aged Standard Swap Future	December 2024	718	71,800,000	63,464,882	(3,482,385)
7 Year ERIS Aged Standard Swap Future	December 2024	43	4,300,000	4,230,998	(2,826)
10 Year ERIS Aged Standard Swap Future	March 2025	86	8,600,000	7,655,170	38,088
10 Year ERIS Aged Standard Swap Future	June 2025	127	12,700,000	11,679,974	(422,728)
10 Year ERIS Aged Standard Swap Future	September 2025	406	40,600,000	37,582,040	(567,922)
10 Year ERIS Aged Standard Swap Future	December 2025	169	16,900,000	16,136,559	16,045
10 Year ERIS Aged Standard Swap Future	March 2026	45	4,500,000	4,320,967	(76,518)
10 Year ERIS Aged Standard Swap Future	June 2026	146	14,600,000	14,429,078	517,792
10 Year ERIS Aged Standard Swap Future	September 2026	96	9,600,000	9,540,710	(192,991)
10 Year ERIS Aged Standard Swap Future	December 2026	102	10,200,000	10,647,811	87,153
10 Year ERIS Aged Standard Swap Future	March 2027	756	75,600,000	79,189,790	301,609
10 Year ERIS Aged Standard Swap Future	June 2027	567	56,700,000	60,903,171	526,415
10 Year ERIS Aged Standard Swap Future	September 2027	539	53,900,000	53,216,386	393,256
10 Year ERIS Aged Standard Swap Future	December 2027	27	2,700,000	2,675,244	19,222

					$130,080

Angel Oak Multi-Strategy Income Fund

Schedule of Open Reverse Repurchase Agreements

October 31, 2017 (Unaudited)

	Interest	Trade	Maturity	Net Closing
Counterparty	Rate	Date	Date	Amount	Face Value
Bank of America Merrill Lynch	3.190%	10/2/2017	11/1/2017	$5,825,445	$5,810,000
Bank of America Merrill Lynch	2.940%	10/2/2017	11/1/2017	7,574,512	7,556,000

					$13,366,000

A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing transaction under which the Fund will effectively pledge certain assets as collateral to secure a short-term loan. Generally, the other party to the agreement makes the loan in an amount less than the fair value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund will be required to repay the loan and interest and correspondingly receive back its collateral. While used as collateral, the pledged assets continue to pay principal and interest which are for the benefit of the Fund.

Angel Oak Flexible Income Fund

Schedule of Investments

October 31, 2017 (Unaudited)

	Principal
	Amount	Value
Collateralized Debt Obligations — 12.17%
Financial Institution Note Securitization Ltd., Series 2015-1A, Class C, 7.000%, 7/30/2026 (a)	$3,725,000	$3,811,137
Financial Institution Note Securitization Ltd., Series 2015-1, 11.660%, 7/30/2026 (Acquired 10/20/2015, Cost $6,666,000) (b)(c)(e)	6,666,000	6,666,000

TOTAL COLLATERALIZED DEBT OBLIGATIONS - (Cost $10,391,000)		10,477,137

Collateralized Loan Obligations — 7.52%
Apidos CLO X, Series 2012-10A, Class D, 5.878% (3 Month LIBOR USD + 4.500%), 10/30/2022 (a)(b)	2,000,000	2,000,316
Carlyle Global Market Strategies CLO Ltd., Series 2013-2A, Class E, 6.354% (3 Month LIBOR USD + 5.000%), 4/18/2025 (a)(b)	1,000,000	1,006,877
LCM XXI LP, Series 21A, Class D, 6.463% (3 Month LIBOR USD + 5.100%), 4/20/2028 (a)(b)	1,400,000	1,417,480
Venture XXIII CLO Ltd., Series 2016-23A, Class E, 9.057% (3 Month LIBOR USD + 7.700%), 7/19/2028 (a)(b)	2,000,000	2,044,662

TOTAL COLLATERALIZED LOAN OBLIGATIONS - (Cost $6,348,554)		6,469,335

Corporate Obligations — 72.37%
Financial — 72.37%
Ameris Bancorp, 5.750% (3 Month LIBOR USD + 3.620%), 3/15/2027 (b)	2,425,000	2,555,344
Atlantic Capital Bancshares, Inc., 6.250% (3 Month LIBOR USD + 4.680%), 9/30/2025 (a)(b)	1,940,000	2,034,575
Banc of California, Inc., 5.250%, 4/15/2025	2,000,000	2,058,881
BNC Bancorp, 5.500% (3 Month LIBOR USD + 3.590%), 10/1/2024 (b)	1,000,000	1,018,765
Cadence BanCorp, 6.500% (3 Month LIBOR USD + 4.660%), 3/11/2025 (a)(b)	1,650,000	1,691,250
ConnectOne Bancorp, Inc., 5.750% (3 Month LIBOR USD + 3.930%), 7/1/2025 (b)	3,600,000	3,744,000
Cullen/Frost Bankers, Inc., 4.500%, 3/17/2027	1,000,000	1,061,935
Dime Community Bancshares, Inc., 4.500% (3 Month LIBOR USD + 2.660%), 6/15/2027 (b)	650,000	663,975
Fifth Third Bank, 2.200%, 10/30/2020	1,500,000	1,501,178
First Midwest Bancorp, Inc., 5.875%, 9/29/2026	1,000,000	1,061,682
Franklin Financial Network, Inc., 6.875% (3 Month LIBOR USD + 5.640%), 3/30/2026 (b)	1,350,000	1,451,250
Franklin Financial Network, Inc., 7.000% (3 Month LIBOR USD + 6.040%), 7/1/2026 (b)	2,000,000	2,110,000
Goldman Sachs Group, Inc., 3.272% (3 Month LIBOR USD + 1.200%), 9/29/2025 (b)	1,000,000	998,052
Great Southern Bancorp, Inc., 5.250% (3 Month LIBOR USD + 4.090%), 8/15/2026 (b)	1,844,000	1,908,540
Heritage Commerce Corp., 5.250% (3 Month LIBOR USD + 3.370%), 6/1/2027 (b)	2,000,000	2,072,500
Home BancShares, Inc., 5.625% (3 Month LIBOR USD + 3.580%), 4/15/2027 (b)	3,100,000	3,270,500
Investar Holding Corp., 6.000% (3 Month LIBOR USD + 3.950%), 3/30/2027 (b)	1,500,000	1,526,250
JPMorgan Chase & Co., 6.300%, 4/23/2019	515,000	547,072
Lakeland Bancorp, Inc., 5.125% (3 Month LIBOR USD + 3.970%), 9/30/2026 (b)	1,700,000	1,736,125
Luther Burbank Corp., 6.500%, 9/30/2024 (a)	1,000,000	1,115,000
Malvern Bancorp, Inc., 6.125% (3 Month LIBOR USD + 4.150%), 2/15/2027 (b)	2,000,000	2,110,000
Metropolitan Bank Holding Corp., 6.250% (3 Month LIBOR USD + 4.260%), 3/15/2027 (a)	1,200,000	1,219,500
NexBank Capital, Inc., 5.500% (3 Month LIBOR USD + 4.360%), 3/16/2026 (b)	2,000,000	2,035,000
OceanFirst Financial Corp., 5.125% (3 Month LIBOR USD + 3.920%), 9/30/2026 (b)	300,000	308,250
Opus Bank, 5.500% (3 Month LIBOR USD + 4.290%), 7/1/2026 (b)	950,000	983,250
Preferred Bank, 6.000% (3 Month LIBOR USD + 4.670%), 6/15/2026 (b)	1,862,000	1,983,030
RBB Bancorp, 6.500% (3 Month LIBOR USD + 5.160%), 3/31/2026 (b)	2,500,000	2,650,000
Revere Bank, 5.625% (3 Month LIBOR USD + 4.410%), 9/30/2026 (b)	1,000,000	1,048,750
Southern National Bancorp of Virginia, Inc., 5.875% (3 Month LIBOR USD + 3.950%), 1/31/2027 (a)(b)	2,750,000	2,777,500
TIAA FSB Holdings, Inc., 5.750%, 7/2/2025	1,000,000	1,113,180
TIAA FSB Holdings, Inc., 6.000% (3 Month LIBOR USD + 4.700%), 3/15/2026 (b)	2,490,000	2,680,355
Towne Bank, 4.500% (3 Month LIBOR USD + 2.550%), 7/30/2027 (b)	3,000,000	3,111,000
USAmeriBancorp, Inc., 6.250% (3 Month LIBOR USD + 4.950%), 4/1/2026 (a)(b)	2,000,000	2,060,000
Wells Fargo & Co., 2.625%, 7/22/2022	2,000,000	1,998,324
Your Community Bank, 6.250% (3 Month LIBOR USD + 4.590%), 12/15/2025 (b)	2,000,000	2,085,000

TOTAL CORPORATE OBLIGATIONS - (Cost $60,193,079)		62,290,013

	Shares
Short-Term Investments — 5.99%
Money Market Funds — 5.99%
Fidelity Institutional Money Market Government Portfolio, Institutional Class, 0.92% (d)	5,152,340	5,152,340

TOTAL SHORT-TERM INVESTMENTS - (Cost $5,152,340)		5,152,340

TOTAL INVESTMENTS — 98.05% — (Cost $82,084,973)		84,388,825
Other Assets in Excess of Liabilities — 1.95%		1,674,945

NET ASSETS — 100.00%		$86,063,770

(a)	Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. At October 31, 2017, the value of these securities amounted to $27,844,297 or 32.35% of net assets.
(b)	Variable or Floating Rate Security. Rate disclosed as of October 31, 2017.
(c)	Illiquid security. At October 31, 2017, the value of these securities amounted to $6,666,000 or 7.75% of net assets.
(d)	Rate disclosed is the seven day yield as of October 31, 2017.
(e)	Variable rate security. The coupon is based on an underlying pool of community bank subordinated debt.

The cost basis of investments for federal income tax purposes at October 31, 2017 was as follows*:

Tax Cost	$82,084,973

Gross unrealized appreciation	2,319,089
Gross unrealized depreciation	(15,237)

Net unrealized appreciation	$2,303,852

*	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Angel Oak High Yield Opportunities Fund

Schedule of Investments

October 31, 2017 (Unaudited)

	Principal
	Amount	Value
Collateralized Loan Obligations — 9.27%
Apidos CLO X, Series 2012-10A, Class E, 7.628% (3 Month LIBOR USD + 6.250%), 10/30/2022 (a)(b)	$500,000	$503,000
Carlyle Global Market Strategies CLO Ltd., Series 2016-3A, Class D, 8.363% (3 Month LIBOR USD + 7.000%), 10/20/2029 (a)(b)	500,000	512,310
CIFC Funding Ltd., Series 2012-2A, Class B2R, 7.068% (3 Month LIBOR USD + 5.750%), 12/5/2024 (a)(b)	500,000	501,233
LCM XXI LP, Series 21A, Class E, 9.013% (3 Month LIBOR USD + 7.650%), 4/20/2028 (a)(b)	1,000,000	1,019,066
MidOcean Credit CLO VI, Series 2016-6A, Class E, 8.703% (3 Month LIBOR USD + 7.340%), 1/20/2029 (Acquired 03/03/2017, Cost $502,917) (a)(b)(c)	500,000	514,692
Trinitas CLO IV Ltd., Series 2016-4A, Class E, 9.984% (3 Month LIBOR USD + 8.630%), 4/18/2028 (Acquired 12/15/2016, Cost $501,105) (a)(b)(c)	500,000	509,359
Venture XXIII CLO Ltd., Series 2016-23A, Class E, 9.057% (3 Month LIBOR USD + 7.700%), 7/19/2028 (a)(b)	1,000,000	1,022,331

TOTAL COLLATERALIZED LOAN OBLIGATIONS - (Cost $4,505,976)		4,581,991

Corporate Obligations — 85.91%
Basic Materials — 15.24%
Alcoa Nederland Holding BV, 7.000%, 9/30/2026 (b)(d)	500,000	572,500
Big River Steel LLC / BRS Finance Corp., 7.250%, 9/1/2025 (b)	100,000	107,500
Blue Cube Spinco, Inc., 9.750%, 10/15/2023	250,000	298,125
Cascades, Inc., 5.750%, 7/15/2023 (b)(d)	250,000	263,750
Cleveland-Cliffs, Inc., 5.750%, 3/1/2025 (b)	75,000	72,937
Coeur Mining, Inc., 5.875%, 6/1/2024	1,000,000	1,003,750
Consolidated Energy Finance SA, 6.750%, 10/15/2019 (b)(d)	550,000	560,312
Consolidated Energy Finance SA, 6.875%, 6/15/2025 (b)(d)	240,000	254,400
Cornerstone Chemical Co., 6.750%, 8/15/2024 (b)	100,000	101,375
CVR Partners LP / CVR Nitrogen Finance Corp., 9.250%, 6/15/2023 (b)	1,000,000	1,068,750
FMG Resources Ltd., 5.125%, 5/15/2024 (b)(d)	250,000	258,125
Hexion, Inc., 6.625%, 4/15/2020	150,000	134,250
Kaiser Aluminum Corp., 5.875%, 5/15/2024	250,000	269,687
Kissner Holdings LP / Kissner Milling Co. Ltd. / BSC Holding, Inc. / Kissner USA, 8.375%, 12/1/2022 (b)(d)	1,000,000	1,015,000
Teck Resources Ltd., 8.500%, 6/1/2024 (b)(d)	250,000	286,875
United States Steel Corp., 8.375%, 7/1/2021 (b)	250,000	273,438
Venator Finance Sarl / Venator Materials Corp., 5.750%, 7/15/2025 (b)	500,000	530,000
Versum Materials, Inc., 5.500%, 9/30/2024 (b)	435,000	464,363

		7,535,137

Communications — 5.20%
AMC Networks, Inc., 4.750%, 8/1/2025	500,000	500,625
Cable One, Inc., 5.750%, 6/15/2022 (b)	150,000	157,125
Cincinnati Bell, Inc., 7.000%, 7/15/2024 (b)	250,000	250,000
CommScope Technologies Finance LLC, 6.000%, 6/15/2025 (b)	500,000	530,625
CSC Holdings LLC, 5.500%, 4/15/2027 (b)	500,000	516,250
Frontier Communications Corp., 11.000%, 9/15/2025	500,000	426,875
Windstream Services LLC, 7.500%, 6/1/2022	250,000	187,500

		2,569,000

Consumer, Cyclical — 15.28%
American Axle & Manufacturing, Inc., 6.500%, 4/1/2027 (b)	1,000,000	1,023,750
BCD Acquisition, Inc., 9.625%, 9/15/2023 (b)	1,000,000	1,097,500
Century Communities, Inc., 6.875%, 5/15/2022	1,000,000	1,054,350
Century Communities, Inc., 5.875%, 7/15/2025 (b)	500,000	506,245
Deck Chassis Acquisition, Inc., 10.000%, 6/15/2023 (b)	250,000	281,250
Dollar Tree, Inc., 5.750%, 3/1/2023	250,000	263,437
Ferrellgas LP / Ferrellgas Finance Corp., 6.750%, 6/15/2023	525,000	490,875
Gateway Casinos & Entertainment Ltd., 8.250%, 3/1/2024 (b)(d)	250,000	266,250

Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc., 6.125%, 12/1/2024 (b)	355,000	390,944
Lions Gate Entertainment Corp., 5.875%, 11/1/2024 (b)(d)	300,000	319,500
Lithia Motors, Inc., 5.250%, 8/1/2025 (b)	250,000	262,813
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/2024	1,000,000	1,087,500
Wabash National Corp., 5.500%, 10/1/2025 (b)	500,000	511,300

		7,555,714

Consumer, Non-cyclical — 5.88%
Ashtead Capital, Inc., 5.625%, 10/1/2024 (b)	200,000	213,810
Cenveo Corp., 6.000%, 8/1/2019 (b)	500,000	347,500
Dean Foods Co., 6.500%, 3/15/2023 (b)	500,000	502,500
HealthSouth Corp., 5.750%, 9/15/2025	250,000	259,062
Hologic, Inc., 4.375%, 10/15/2025 (b)	100,000	101,850
JBS USA LUX SA / JBS USA Finance, Inc., 7.250%, 6/1/2021 (b)	95,000	97,326
JBS USA LUX SA / JBS USA Finance, Inc., 5.750%, 6/15/2025 (b)	250,000	243,750
Minerva Luxembourg SA, 6.500%, 9/20/2026 (b)(d)	500,000	520,375
Select Medical Corp., 6.375%, 6/1/2021	100,000	103,250
Vector Group Ltd., 6.125%, 2/1/2025 (b)	500,000	520,000

		2,909,423

Energy — 18.17%
Antero Resources Corp., 5.625%, 6/1/2023	500,000	526,250
Calumet Specialty Products Partners LP / Calumet Finance Corp., 6.500%, 4/15/2021	900,000	885,375
Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/2025	1,100,000	1,194,875
Cheniere Energy Partners LP, 5.250%, 10/1/2025 (b)	1,000,000	1,032,500
Enviva Partners LP / Enviva Partners Finance Corp., 8.500%, 11/1/2021	1,000,000	1,077,500
Hilcorp. Energy I LP / Hilcorp. Finance Co., 5.750%, 10/1/2025 (b)	250,000	257,187
NGPL PipeCo LLC, 4.875%, 8/15/2027 (b)	1,000,000	1,037,500
Parker Drilling Co., 7.500%, 8/1/2020	300,000	273,563
PBF Holding Co. LLC / PBF Finance Corp., 7.000%, 11/15/2023	1,000,000	1,045,000
PBF Logistics LP / PBF Logistics Finance Corp., 6.875%, 5/15/2023 (b)	250,000	260,000
Shelf Drilling Holdings Ltd., 9.500%, 11/2/2020 (b)	915,950	934,269
SM Energy Co., 6.500%, 11/15/2021	100,000	101,500
Warrior Met Coal, Inc., 8.000%, 11/1/2024 (b)	350,000	359,468

		8,984,987

Financial — 8.10%
Alliance Data Systems Corp., 6.375%, 4/1/2020 (b)	250,000	253,437
Avison Young Canada, Inc., 9.500%, 12/15/2021 (b)(d)	250,000	254,937
Credit Acceptance Corp., 7.375%, 3/15/2023	115,000	121,325
goeasy Ltd., 7.875%, 11/1/2022 (b)(d)	250,000	257,813
Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.375%, 4/1/2020 (b)	1,000,000	1,036,250
Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.500%, 4/15/2021 (b)	500,000	523,750
MPT Operating Partnership LP / MPT Finance Corp., 5.000%, 10/15/2027	500,000	515,000
NewStar Financial, Inc., 7.250%, 5/1/2020	1,000,000	1,042,500

		4,005,012

Industrial — 12.94%
ATS Automation Tooling Systems, Inc., 6.500%, 6/15/2023 (b)(d)	353,000	370,650
BlueLine Rental Finance Corp. / BlueLine Rental LLC, 9.250%, 3/15/2024 (b)	250,000	271,875
BMC East LLC, 5.500%, 10/1/2024 (b)	135,000	141,750
Boise Cascade Co., 5.625%, 9/1/2024 (b)	500,000	522,500
Bombardier, Inc., 6.125%, 1/15/2023 (b)(d)	750,000	752,812
Cloud Crane LLC, 10.125%, 8/1/2024 (b)	225,000	254,812
Covanta Holding Corp., 5.875%, 7/1/2025	500,000	496,250
FXI Holdings, Inc., 7.875%, 11/1/2024 (b)	250,000	254,063
General Cable Corp., 5.750%, 10/1/2022	600,000	618,000
Griffon Corp., 5.250%, 3/1/2022	300,000	305,910
Grinding Media, Inc. / Moly-Cop AltaSteel Ltd., 7.375%, 12/15/2023 (b)	500,000	545,000

Hornbeck Offshore Services, Inc., 5.875%, 4/1/2020	100,000	66,500
Kenan Advantage Group, Inc., 7.875%, 7/31/2023 (b)	320,000	333,600
Park Aerospace Holdings Ltd., 4.500%, 3/15/2023 (b)	500,000	501,875
Shape Technologies Group, Inc., 7.625%, 2/1/2020 (b)	600,000	619,872
US Concrete, Inc., 6.375%, 6/1/2024	250,000	270,000
Zebra Technologies Corp., 7.250%, 10/15/2022	71,000	75,127

		6,400,596

Technology — 2.95%
Amkor Technology, Inc., 6.625%, 6/1/2021	300,000	306,375
CDW LLC / CDW Finance Corp., 5.000%, 9/1/2025	250,000	263,437
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 5.750%, 3/1/2025 (b)	250,000	256,563
Dell International LLC / EMC Corp., 7.125%, 6/15/2024 (b)	575,000	634,900

		1,461,275

Utilities — 2.15%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.500%, 5/20/2025	250,000	256,875
Dynegy, Inc., 8.000%, 1/15/2025 (b)	500,000	548,750
NRG Energy, Inc., 6.625%, 3/15/2023	250,000	259,375

		1,065,000

TOTAL CORPORATE OBLIGATIONS - (Cost $41,047,587)		42,486,144

	Shares
Short-Term Investments — 5.14%
Money Market Funds — 5.14%
Fidelity Institutional Money Market Government Portfolio, Institutional Class, 0.92% (e)	2,540,373	2,540,373

TOTAL SHORT-TERM INVESTMENTS - (Cost $2,540,373)		2,540,373

TOTAL INVESTMENTS — 100.32% - (Cost $48,093,936)		49,608,508
Liabilities in Excess of Other Assets — (0.32%)		(156,527)

NET ASSETS — 100.00%		$49,451,981

(a)	Variable or Floating Rate Security. Rate disclosed as of October 31, 2017.
(b)	Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. At October 31, 2017, the value of these securities amounted to $31,288,111 or 63.27% of net assets.
(c)	Illiquid security. At October 31, 2017, the value of these securities amounted to $1,024,051 or 2.07% of net assets.
(d)	U.S. dollar denominated foreign security.
(e)	Rate disclosed is the seven day yield as of October 31, 2017.

The cost basis of investments for federal income tax purposes at October 31, 2017 was as follows*:

Tax Cost	$48,093,936

Gross unrealized appreciation	1,882,149
Gross unrealized depreciation	(367,577)

Net unrealized appreciation	$1,514,572

*	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Securities Valuation and Fair Value Measurements (Unaudited)

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets and liabilities. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments based on the best information available).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities, collateralized loan obligations, collateralized mortgage obligations, corporate obligations and mortgage-backed securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, mortgage-backed and asset-backed obligations may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the NASDAQ Global Market®, NASDAQ Global Select Market® and the NASDAQ Capital Market® exchanges (collectively, “NASDAQ”), are valued at the last sale price at the close of that exchange. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-listed or NASDAQ security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets (“OTC”) as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, Fair Value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the over-the counter market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise Fair Value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, which represents fair value. These securities will generally be categorized as Level 2 securities.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, which represents fair value. These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a Pricing Service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Over-the-counter financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation Oversight Committee is generally responsible for overseeing the Funds’ valuation processes and reports periodically to the Board. The Valuation Oversight Committee has delegated to the Pricing Committee the day to day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value. The Pricing Committee reports periodically to the Valuation Oversight Committee.

The following is a summary of the inputs used to value each Fund’s net assets as of October 31, 2017:

Multi-Strategy Income Fund
Assets	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$680,569,410	$—	$680,569,410
Collateralized Debt Obligations	—	20,494,223	—	20,494,223
Collateralized Loan Obligations	—	494,368,043	—	494,368,043
Collateralized Mortgage Obligations	—	4,060,389,581	—	4,060,389,581
Corporate Obligations	—	282,669,250	2,700,000	285,369,250
Investment Companies	16,331,666	—	—	16,331,666
Mortgage-Backed Securities - U.S. Government Agency Issues	—	606,352,851	—	606,352,851
Preferred Stocks	3,612,955	—	—	3,612,955
Short Term Investments	262,278,964	—	—	262,278,964

Total	282,223,585	6,144,843,358	2,700,000	6,429,766,943

Other Financial Instruments
Futures Contracts*	$130,080	$—	$—	$130,080
Reverse Repurchase Agreements	—	(13,366,000)	—	(13,366,000)

Total	$130,080	$(13,366,000)	$—	$(13,235,920)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and reverse repurchase agreements. Futures are reflected at the unrealized appreciation (depreciation) on the instrument.

See the Schedule of Investments for further disaggregation of investment categories. Transfers between levels are recognized at the end of the reporting period. For the period ended October 31, 2017 there were no transfers into or out of Level 1. Below is a reconciliation that details the transfer of securities between Level 2 and Level 3 in the Multi-Strategy Income Fund during the reporting period. Transfers from Level 2 or Level 3 are due to increased significant unobservable inputs. See the summary of quantitative information about Level 3 Fair Value Measurements for more information

Transfers into Level 2	$—
Transfers out of Level 2	(2,700,000)
Net Transfers out of Level 2	$(2,700,000)

Transfers into Level 3	$2,700,000
Transfers out of Level 3	—
Net Transfers into Level 3	$2,700,000

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Angel Oak Multi-Strategy Income Fund	Balance as of 01/31/2017	Accrued Discounts/Premiums	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales / Paydowns	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 10/31/2017	Net Change in Unrealized Appreciation (Depreciation) on securities held at 10/31/2017
Corporate Obligations	$—	$—	$—	$—	$—	$—	$2,700,000	$—	$2,700,000	$—

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

Angel Oak Multi-Strategy Income Fund	Fair Value as of 10/31/2017	Valuation Techniques	Unobservable Input	Input Values	Impact to valuation from an increase to input
Corporate Obligations	$2,700,000	Consensus Pricing	Third Party	$20.00 - $89.75	When the Fund uses information provided by a third party as a fair value method, it may consider the followings: news surrounding the security and significant changes in the security’s operations, which would result in direct and proportional changes in the price level.

Flexible Income Fund
Assets	Level 1	Level 2	Level 3	Total
Collateralized Debt Obligations	$—	$10,477,137	$—	$10,477,137
Collateralized Loan Obligations	—	6,469,335	—	6,469,335
Corporate Obligations	—	62,290,013	—	62,290,013
Short Term Investments	5,152,340	—	—	5,152,340

Total	$5,152,340	$79,236,485	$—	$84,388,825

See the Schedule of Investments for further disaggregation of investment categories. During the period ended October 31, 2017, the Flexible Income Fund did not recognize any transfers to or from Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

High Yield Opportunities Fund
Assets	Level 1	Level 2	Level 3	Total
Collateralized Loan Obligations	$—	$4,581,991	$—	$4,581,991
Corporate Obligations	—	42,486,144	—	42,486,144
Short Term Investments	2,540,373	—	—	2,540,373

Total	2,540,373	47,068,135	—	49,608,508

See the Schedule of Investments for further disaggregation of investment categories. During the period ended October 31, 2017, the High Yield Opportunities Fund did not recognize any transfers to or from Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

Derivative Instruments and Hedging Activities at October 31, 2017 (Unaudited)

GAAP requires disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance and cash flows.

During the period, the Funds entered into futures to hedge various investments for risk management.

Fair Values of Derivative Instruments in the Funds as of October 31, 2017:

Multi-Strategy Income Fund
Derivatives	Type of Derivative Risk	Asset Derivatives	Value	Liability Derivatives	Value
Futures Contracts	Interest Rate	Unrealized appreciation on futures contracts	$4,941,428	Unrealized depreciation on futures contracts	$(4,811,348)

The average monthly notional value of long and short futures contracts for the Multi-Strategy Income Fund during the period ended October 31, 2017, was $582,508,241 and ($390,642,238), respectively.

The average monthly notional value of long and short futures contracts for the Flexible Income Fund during the period ended October 31, 2017, was $11,620,546 and ($3,835,795), respectively.

Secured Borrowings

The Funds recently adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.

A reverse repurchase agreement is the sale by the Funds of a security to a party for a specified price, with the simultaneous agreement by the Funds to repurchase that security from that party on a future date at a higher price. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. Reverse repurchase agreements involve the risk that the counterparty will become subject to bankruptcy or other insolvency proceedings or fail to return a security to the Funds. In such situations, the Funds may incur losses as a result of a possible decline in the value of the underlying security during the period while the Funds’ seek to enforce their rights, a possible lack of access to income on the underlying security during this period, or expenses of enforcing their rights.

Multi-Strategy Income Fund
Reverse Repurchase Agreements and Reverse Repurchase-to- Maturity Transactions	Overnight and Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Collateralized Mortgage Obligations	$—	$13,366,000	$—	$—	$13,366,000
Total	$—	$13,366,000	$—	$—	$13,366,000

Transactions with Affiliates

The Funds’ transactions with affiliates represent holdings for which the respective Fund and the underlying investee fund have the same investment advisor or where the investee fund’s investment advisor is under common control with the Fund’s investment advisor.

The Multi-Strategy Income Fund had the following transactions during the period ended October 31, 2017, with affiliates:

	Share Activity			Period Ended October 31, 2017
Security Name	Balance January 31, 2017	Purchases	Sales	Balance October 31, 2017	Value	Dividend Credited to Income	Amount of Gain (Loss) Realized on Sale of Shares	Net Change in Unrealized Appreciation on Investments in Affiliates
Angel Oak High Yield Opportunities Fund	894,010	469,234	—	1,363,244	$16,331,666	$574,511	$0	$108,246

Item 2.	Controls and Procedures.

(a)	The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Angel Oak Funds Trust

By (Signature and Title) /s/ Dory Black
Dory Black, President (Principal Executive Officer)

Date 12/27/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Dory Black
Dory Black, President (Principal Executive Officer)

Date 12/27/17

By (Signature and Title)* /s/ Daniel Fazioli
Daniel Fazioli, Treasurer (Principal Financial Officer)

Date 12/27/17

*	Print the name and title of each signing officer under his or her signature.